As filed with the Securities and Exchange Commission on April 22, 2005

                                                              File No. 333-48140
                                                                       811-08914
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ---------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                           [ ]

       Post-Effective Amendment No. 9                                        |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 76                                                      |X|

                        (Check appropriate box or boxes.)

                                ---------------

                        PHL Variable Accumulation Account
                           (Exact Name of Registrant)

                         PHL Variable Insurance Company
                               (Name of Depositor)

                                ---------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                           (800) 447-4312
              (Depositor's Telephone Number, Including Area Code)

                                ---------------

                              John R. Flores, Esq.
                         PHL Variable Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056
                     (Name and Address of Agent for Service)

                                ---------------

                                ---------------
   It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

   |X| on May 1, 2005 pursuant to paragraph (b) of Rule 485

   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on____________ pursuant to paragraph (a)(1) of Rule 485
   If appropriate, check the following box:
   [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                ---------------

            Title of Securities Being Registered: Immediate Fixed and
                           Variable Annuity Contracts

================================================================================

                                     PART A

                            PHOENIX INCOME CHOICE(R)

                        PHL VARIABLE ACCUMULATION ACCOUNT

                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY


PROSPECTUS                                                           MAY 1, 2005


    This prospectus describes a single Premium immediate fixed and variable annuity Contract offered to groups and individuals. The Contract offers a variety of variable investment options and one fixed investment option. You may allocate the Premium to one or more of the subaccounts of the PHL Variable Accumulation Account ("Separate Account") and the Fixed Income Allocation ("FIA"). The following variable investment options are available:

THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond]   Phoenix-Aberdeen International Series

   [diamond]   Phoenix-AIM Growth Series
               (fka, Phoenix-MFS Investors Growth Stock Series)
   [diamond]   Phoenix-Alger Small-Cap Growth Series
               (fka, Phoenix-State Street Research Small-Cap Growth Series)

   [diamond]   Phoenix-Alliance/Bernstein Enhanced Index Series

   [diamond]   Phoenix-Duff & Phelps Real Estate Securities Series
   [diamond]   Phoenix-Engemann Capital Growth Series

   [diamond]   Phoenix-Engemann Growth and Income Series
               (fka, Phoenix-Oakhurst Growth and Income Series)
   [diamond]   Phoenix-Engemann Small-Cap Growth Series
               (fka, Phoenix-Engemann Small & Mid-Cap Growth Series)
   [diamond]   Phoenix-Engemann Strategic Allocation Series
               (fka, Phoenix-Oakhurst Strategic Allocation Series)
   [diamond]   Phoenix-Engemann Value Equity Series
               (fka, Phoenix-Oakhurst Value Equity Series)

   [diamond]   Phoenix-Goodwin Money Market Series
   [diamond]   Phoenix-Goodwin Multi-Sector Fixed Income Series
   [diamond]   Phoenix-Goodwin Multi-Sector Short Term Bond Series
   [diamond]   Phoenix-Kayne Rising Dividends Series
   [diamond]   Phoenix-Kayne Small-Cap Quality Value Series
   [diamond]   Phoenix-Lazard International Equity Select Series

   [diamond]   Phoenix-Northern Dow 30 Series
   [diamond]   Phoenix-Northern Nasdaq-100 Index(R) Series

   [diamond]   Phoenix-Sanford Bernstein Mid-Cap Value Series
   [diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series
   [diamond]   Phoenix-Seneca Mid-Cap Growth Series
   [diamond]   Phoenix-Seneca Strategic Theme Series


AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   [diamond]   AIM V.I. Capital Appreciation Fund
   [diamond]   AIM V.I. Mid Cap Core Equity Fund

   [diamond]   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   [diamond]   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   [diamond]   Federated Fund for U.S. Government Securities II
   [diamond]   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   [diamond]   VIP Contrafund(R) Portfolio
   [diamond]   VIP Growth Opportunities Portfolio
   [diamond]   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond]   Mutual Shares Securities Fund
   [diamond]   Templeton Developing Markets Securities Fund *
   [diamond]   Templeton Foreign Securities Fund
   [diamond]   Templeton Global Asset Allocation Fund *
   [diamond]   Templeton Growth Securities Fund


LAZARD RETIREMENT SERIES
------------------------
   [diamond]   Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
   [diamond]   Bond-Debenture Portfolio
   [diamond]   Growth and Income Portfolio
   [diamond]   Mid-Cap Value Portfolio


THE RYDEX VARIABLE TRUST
------------------------
   [diamond]   Rydex Variable Trust Juno Fund
   [diamond]   Rydex Variable Trust Nova Fund
   [diamond]   Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
   [diamond]   Scudder VIT EAFE(R) Equity Index Fund
   [diamond]   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   [diamond]   Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond]   Wanger International Select
   [diamond]   Wanger International Small Cap
   [diamond]   Wanger Select
   [diamond]   Wanger U.S. Smaller Companies


* Not available for new investors

    The Contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a Contract to replace an existing annuity Contract or life insurance policy. You must understand the basic features of the proposed Contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. You should keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2005, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI appears on the last page of this prospectus.

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:     [envelope]  PHL VARIABLE INSURANCE COMPANY
                                                           Annuity Operations Division
                                                           PO Box 8027
                                                           Boston, MA 02266-8027

                                               [telephone] TEL. 800/541-0171

                               TABLE OF CONTENTS

Heading                                                         Page
--------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS................................        3
SUMMARY OF EXPENSES......................................        4
CONTRACT SUMMARY.........................................        7
FINANCIAL HIGHLIGHTS.....................................        8
PERFORMANCE HISTORY......................................        8
THE IMMEDIATE ANNUITY....................................        8
PHL VARIABLE AND THE SEPARATE ACCOUNT ...................        8
INVESTMENTS OF THE SEPARATE ACCOUNT......................        8
    Participating Investment Funds.......................        8
    Investment Advisors and Subadvisors..................        9
    Services of the Advisors.............................        9
FIA......................................................        9
PURCHASE OF CONTRACTS....................................        9
    Minimum Premium......................................        9
    Premium Allocation...................................        9
    General Information..................................        9
OPTIONAL RIDER...........................................        9
    Guaranteed Minimum Payment Rider.....................        9
    Internet, Interactive Voice Response and
      Telephone Transfers ...............................       10
    Disruptive Trading and Market Timing.................       10
DEDUCTIONS AND CHARGES...................................       11
    Deductions from the Premium..........................       11
    Deductions from the Commuted Value...................       12
    Deductions from Annuity Payments.....................       12
    Deductions from the Separate Account.................       12
    Reduced Charges......................................       12
    Other Charges........................................       12
DEATH BENEFIT............................................       12
    Payment Upon Death Before the Annuity Start Date.....       12
    Payment Upon Death On or After the Annuity Start
      Date...............................................       13
THE ANNUITY PERIOD.......................................       13
    Payment Options .....................................       13
    Other Conditions......................................      14
    Full and Partial Withdrawals..........................      14
    Determination of the Commuted Value..................       14
    Adjusted Commutation Rate.............................      14
SEPARATE ACCOUNT VALUATION PROCEDURES.....................      15
    Valuation Date........................................      15
    Valuation Period......................................      15
    Annuity Unit Value....................................      15
    Net Investment Factor.................................      15
MISCELLANEOUS PROVISIONS..................................      15
    Assignment............................................      15
    Deferment of Payment..................................      15
    Free Look Period......................................      15
    Amendments to Contracts...............................      16
    Substitution of Fund Shares...........................      16
    Ownership of the Contract.............................      16
 FEDERAL INCOME TAXES.....................................      16
    Introduction..........................................      16
    Income Tax Status.....................................      16
    Taxation of Annuities in General--
      Non-Qualified Plans.................................      16
    Additional Considerations.............................      17
    Owner Control.........................................      18
    Diversification Standards ............................      19
    Taxation of Annuities in General--Qualified Plans......     19
SALES OF CONTRACTS........................................      22
SERVICING AGENT...........................................      23
STATE REGULATION..........................................      23
REPORTS...................................................      23
VOTING RIGHTS.............................................      23
TEXAS OPTIONAL RETIREMENT PROGRAM.........................      23
LEGAL MATTERS.............................................      23
SAI TABLE OF CONTENTS.....................................      23
APPENDIX A - INVESTMENT OPTIONS...........................     A-1
APPENDIX B - DEDUCTIONS FOR TAXES.........................     B-1
APPENDIX C - FINANCIAL HIGHLIGHTS.........................     C-1
APPENDIX D - ILLUSTRATIONS OF ANNUITY PAYMENTS
    ASSUMING HYPOTHETICAL RATES OF RETURN.................     D-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this prospectus.

ANNUITANT: The person on whose continuation of life a Contract is issued. The Annuitant may not be changed after the Contract Date.

ANNUITY START DATE: The Annuity Start Date is one month after the Contract Date and is the date that we calculate and make the first Annuity Payment. In addition, we will use the previous valuation date if the Annuity Start Date should fall on a non-valuation date.

ANNUITY PAYMENT: The amount we pay on each Payment Calculation Date. It is the sum of the Fixed Annuity Payment and the Variable Annuity Payment.


ANNUITY UNIT: A standard of measurement used in determining the amount of each Annuity Payment. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first valuation date selected by us, we set all annuity unit values in each subaccount of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.


ASSUMED INTEREST RATE: The rate that you select at purchase and is used to determine the variable Payment Option rate.

BENEFICIARY(IES): The individual(s) or entity(ies) named in the Contract to receive certain benefits.

CONTRACT: The single Premium immediate fixed and variable annuity Contract described in this prospectus.

CONTRACT ANNIVERSARY: The same date each year as the Contract Date.

CONTRACT DATE: The date by which the Contract Years and anniversaries are measured. The Contract Date must precede the death of any Owner, Annuitant and Joint Annuitant.

CONTRACT YEAR: Each 12-month period starting with the Contract Date and each Contract Anniversary thereafter.

FIA: The Fixed Income Allocation is an account within our General Account.

FINAL PAYMENT DATE: The date on which the last period certain Annuity Payment is scheduled to be made.

FIXED ANNUITY PAYMENT: The Fixed Annuity Payments are funded by the FIA.

JOINT ANNUITANT: The Contract will only have a Joint Annuitant if the Payment Option provides for a survivor. The Joint Annuitant is one of the lives upon whose continuation of life this Contract is issued. The Joint Annuitant may not be changed after the Contract Date.

NET ASSET VALUE: Net Asset Value of a Series' shares is computed by dividing the value of the net assets of the Series by the total number of the Series' outstanding shares.

OWNER (OWNER, YOU, YOUR): The individual or entity who possesses all rights under the Contract. One or more Owners are possible.

PAYEE: The person named to receive Annuity Payments.

PAYMENT CALCULATION DATE: The date we calculate and make Annuity Payments. The first Payment Calculation Date is the Annuity Start Date. Subsequent Payment Calculation Dates are based on the payment frequency selected. We will use the previous valuation date if such a date falls on a non-valuation date or on a date that does not occur in a given month.

PAYMENT OPTION: The provisions under which we make a Series of Annuity Payments to the Annuitant or other Payee, such as a single life annuity.

PERIOD CERTAIN CHANGE DATE: The date of the most recent change, if any, of the period certain.

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

PREMIUM: The amount you pay when you purchase a Contract. Generally, we require a minimum single Premium of $35,000.

SEPARATE ACCOUNT: PHL Variable Accumulation Account.

SERIES: A separate investment portfolio of a fund.

UNDERLYING INTEREST RATE: The interest rate used to calculate fixed Payment Option rate.

VARIABLE ANNUITY PAYMENT: The Variable Annuity Payments are funded by one or more subaccounts and may vary with the investment experience of the subaccounts.

SUMMARY OF EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract.
------------------------------------------------------------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES
    Withdrawal Charge(1) (as a percentage of withdrawal amount )

                Contract                      Withdrawal
                  Year                           Charge
                  ----                           ------
                 1..............................   7%
                 2..............................   6%
                 3..............................   5%                   This table describes the fees and expenses that you will
                 4..............................   4%                   pay at the time that you purchase the Contract, make full
                 5..............................   3%                   or partial withdrawals or transfer Annuity Units between
                 6..............................   2%                   the subaccounts. State Premium taxes may also be deducted.
                 7..............................   1%
                 8+.............................  None

    Transfer Charge(2)
       Current .......................................    None
       Maximum........................................    $20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL PAYMENT CHARGE
    Maximum(3).........................................     $24

ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average
Separate Account value)                                                 These tables describe the fees and expenses that you will
    Maximum Risk and Administrative Fee...............    1.25%         pay periodically while you own the Contract, not including
    Maximum Additional Separate Account Expense.......    None          annual fund fees and expenses.
    Maximum Total Separate Account Expense............    1.25%

GUARANTEED MINIMUM PAYMENT RIDER (as a percentage of
average Separate Account value)
Maximum Risk and Administrative Fee(4)............. 1.00%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES

                                                                        This table shows the minimum and maximum (before any
                                                                        reimbursements) total operating expenses for the year ended
                                       Minimum   Maximum                12/31/04, charged by the fund companies that you may pay
                                       -------   -------                periodically during the time that you own the Contract.
  Total Annual Fund Operating Expenses                                  More detail concerning the funds' fees and fund operating
  (management fees, 12b-1 fees and                                      expenses can be found after the Expense Examples and in the
  other expenses deducted from the fund                                 fund prospectuses.
  assets).............................  0.29%    2.68%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES

                                                                        These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in
  If you withdraw your remaining commuted value at the end of           other immediate annuity Contracts. These examples are
  the applicable time period, your costs will be:                       intended to help you compare the cost of investing in the
                                                                        contract with the cost of investing in other variable
      1 Year  3 Years  5 Years  10 Years                                annuity contracts. These costs include contract owner
      ----------------------------------------                          transaction expenses, contract fees, separate account
      $1,196   $1,987   $2,780   $4,964                                 annual expenses, maximum rider and benefit fees and the
                                                                        maximum fund fees and expenses that were charged for the
  If you do not withdraw your remaining commuted value at the           year ended 12/31/04.
  end of the applicable time period, your costs will be:
                                                                        The examples assume that you invest $10,000 in the contract
      1 Year   3 Years  5 Years  10 Years                               for the time periods indicated. The examples also assume
      -----------------------------------------                         the maximum fees and expenses of any of the funds. Your
      $495     $1,487   $2,479   $4,964                                 actual  costs may be higher or lower based on these
                                                                        assumptions.

------------------------------------------------------------------------------------------------------------------------------------

(1) A withdrawal charge is taken from the proceeds when a withdrawal is made prior to the 8th Contract Year. See "Deductions from the Commuted Value--Withdrawal Charges."
(2) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers each Contract Year. See "Transfers."
(3) The annual payment charge is deducted from each Annuity Payment in equal amounts up to the maximum $24 per Contract Year. See "Deductions from Annuity Payments."
(4) The charge for this rider is taken in the form of an additional risk and administrative fee of up to 1.00%. See "Guaranteed Minimum Payment Rider."

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/04)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Rule
                                                           Investment       12b-1       Other Operating       Total Annual Fund
                        Series                           Management Fee      Fees          Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                0.75%          N/A             0.30%                 1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth                                            0.75%          N/A             0.47% (3)             1.22% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth                                0.85%          N/A             0.89% (1)             1.74% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.27% (2)             0.72% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.29%                 1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A             0.21%                 0.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income                            0.70%          N/A             0.28% (3)             0.98% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth                             0.90%          N/A             0.67% (4)             1.57% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation                         0.58%          N/A             0.20%                 0.78%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity                                 0.70%          N/A             0.28% (3)             0.98% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.24%                 0.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.23%                 0.73%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50% (5)      N/A             0.58% (2)             1.08% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             0.75% (1)             1.45% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             1.78% (1)             2.68% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             0.40% (1)             1.30% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.56% (3)             0.91% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             0.74% (3)             1.09% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.29% (3)             1.34% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.38% (3)             1.43% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.38% (4)             1.18% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.33%                 1.08%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily waived the management fee for the period through May 31, 2004, giving an annual management fee of less than 0.50% of the series' average net assets for 2004. Without the waiver, the annual management fee rate is 0.50%. The chart below, showing net annual fund expenses, assumes the 0.50% rate for this series.
(6) The chart below shows net annual fund expenses after voluntary reimbursements by the advisor.

                                                  Net Annual Fund                                                    Net Annual Fund
                                                  ---------------                                                    ---------------
                Series             Reimbursements    Expenses               Series                    Reimbursements    Expenses
                ------             --------------    --------               ------                    --------------    --------
Phoenix-AIM Growth                    (0.22%)         1.00%      Phoenix-Kayne Small-Cap Quality Value     (1.63%)          1.05%
Phoenix-Alger Small-Cap Growth        (0.74%)         1.00%      Phoenix-Lazard International Equity
Phoenix-Alliance/Bernstein Enhanced                              Select                                    (0.25%)          1.05%
Index                                 (0.07%)         0.65%      Phoenix-Northern Dow 30                   (0.31%)          0.60%
Phoenix-Engemann Growth and Income    (0.03%)         0.95%      Phoenix-Northern Nasdaq-100 Index(R)      (0.49%)          0.60%
Phoenix-Engemann Small-Cap Growth     (0.32%)         1.25%      Phoenix-Sanford Bernstein Mid-Cap
Phoenix-Engemann Value Equity         (0.03%)         0.95%      Value                                     (0.04%)          1.30%
Phoenix-Goodwin Multi-Sector Short                               Phoenix-Sanford Bernstein
Term Bond                             (0.38%)         0.70%      Small-Cap Value                           (0.13%)          1.30%
Phoenix-Kayne Rising Dividends        (0.60%)         0.85%      Phoenix-Seneca Mid-Cap Growth             (0.03%)          1.15%

     (NOTE: Each or all of the voluntary expense reimbursements noted in the chart above may be changed or eliminated at anytime without notice.)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                Rule                                                  Fund Expenses
                                                Investment    12b-1 or      Other                     Contractual        After
                                                Management     Service    Operating    Total Annual  Reimbursements  Reimbursements
                     Series                        Fee          Fees      Expenses    Fund Expenses    & Waivers       & Waivers
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 0.61%        N/A         0.30%         0.91%          (0.00%)         0.91%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                  0.73%        N/A         0.31%         1.04%          (0.00%)         1.04%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       0.61%        N/A         0.30%         0.91%          (0.00%)         0.91%
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio          0.85%        N/A         0.12%         0.97%          (0.00%)         0.97%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                Rule                                                  Fund Expenses
                                                 Investment   12b-1 or      Other                     Contractual        After
                                                 Management    Service    Operating    Total Annual  Reimbursements  Reimbursements
                     Series                         Fee         Fees      Expenses    Fund Expenses    & Waivers       & Waivers
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   0.60%        0.25% (1)   0.13%         0.98%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary       0.60%        0.25% (1)   0.14%         0.99%         ---              ---(11)
Shares
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                        0.57%        0.10%       0.11% (2)     0.78%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                 0.58%        0.10%       0.14% (2)     0.82%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                               0.58%        0.10%       0.10% (2)     0.78%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      0.60%        0.25% (4)   0.15%         1.00%        (0.00%)           1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund       1.25%        0.25%       0.29%         1.79%        (0.00%)           1.79%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                  0.68%        0.25%       0.19%         1.12%        (0.05%) (5)       1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund             0.61%        0.25%       0.24%         1.10%        (0.01%) (5)       1.09%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                   0.79% (3)    0.25% (4)   0.07%         1.11%        (0.00%)           1.11%
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio              0.75%        0.25%       0.37%         1.37%        (0.12%) (6)       1.25%
-----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
-----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                           0.50%         N/A        0.48%         0.98%        (0.08%) (7)       0.90%
-----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                        0.50%         N/A        0.39%         0.89%        (0.00%)           0.89%
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                            0.75%         N/A        0.42%         1.17%        (0.00%)           1.17%
-----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                     0.90%         N/A        0.73%         1.63%        (0.00%)           1.63%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                     0.75%         N/A        0.71%         1.46%        (0.00%)           1.46%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund          0.90%         N/A        0.73%         1.63%        (0.00%)           1.63%
-----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund              0.45%         N/A        0.37%         0.82%        (0.17%) (8)       0.65%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                  0.20%         N/A        0.09%         0.29%        (0.00%)           0.29%
-----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                               0.80%         N/A        0.49%         1.29% (9)      ---             ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                        1.00%         N/A        0.43%         1.43%        (0.01%) (10)      1.42%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                     1.17%         N/A        0.19%         1.36%        (0.16%) (10)      1.20%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                      0.95%         N/A        0.15%         1.10%        (0.10%) (10)      1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                      0.92%         N/A        0.08%         1.00%        (0.01%) (10)      0.99%
-----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at anytime.
(3)  The fund administration fee is paid indirectly through the management fee.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton Money Market Fund (the Sweep Fund). This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.63% for the Templeton Foreign Securities Fund and 0.60% for the Templeton Global Asset Allocation Fund.
(6) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.
(7) For the year ending December 31, 2004, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.
(8) The advisor has contractually agreed, for the one-year period beginning May 1, 2005, to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets.
(9) The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the operating expense limitation of 1.15%.
(10) Management fees have been restated to reflect contractual changes to the management fee for the fund as of February 10, 2005. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004.
(11) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                   Net Annual Fund                                                   Net Annual Fund
                                                   ---------------                                                   ---------------
                Series              Reimbursements    Expenses                Series                  Reimbursements    Expenses
                ------              --------------    --------                ------                  --------------    --------
Federated Fund for U.S. Government                                 VIP Growth Opportunities Portfolio    (0.02%)          0.80%
Securities II                          (0.26%)         0.72%       VIP Growth Portfolio                  (0.03%)          0.75%
Federated High Income Bond Fund                                    Technology Portfolio                  (0.14%)          1.15%
II - Primary Shares                    (0.25%)         0.74%
VIP Contrafund(R) Portfolio            (0.02%)         0.76%

     (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated
                          at anytime without notice.)

CONTRACT SUMMARY
--------------------------------------------------------------------------------

  This summary describes the general provisions of the annuity Contract.

  Certain provisions of the annuity Contract described in this prospectus may differ in a particular state because of specific state requirements.


  This prospectus is a disclosure document that summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity Contract. You should read your Contract carefully.


  Certain terms used throughout the prospectus have been defined and can be found in the "Glossary of Special Terms" in the front of this prospectus.


OVERVIEW
  The Contract is designed to provide regular income payments. It offers a combination of variable and fixed payments. Variable Annuity Payments will vary based upon the performance of the underlying funds.

INVESTMENT FEATURES

MINIMUM CONTRIBUTION
[diamond]  Generally, the minimum Premium is $35,000.

[diamond]  Premiums greater than $1,000,000 require authorization.

ALLOCATION OF PREMIUM
[diamond]  You may choose to allocate your Premium among one or more of the subaccounts and/or to the FIA.

[diamond]  You may make transfers between the subaccounts.

[diamond]  We do not permit transfers to or from the FIA.

[diamond]  Variable Annuity Payments are not guaranteed and will vary based on investment performance of the subaccounts.

WITHDRAWALS
[diamond]  You may make full or partial withdrawals of the commuted value less any applicable tax or withdrawal charges under Payment Options B, D, E and F (Payment Option F was available only with Contracts issued prior to May 10, 2004). You may not make any withdrawals under any other Payment Options. Please refer to "Deductions and Charges -- Withdrawal Charges" for more information.

[diamond]  Withdrawals may be subject to the 10% penalty tax. See "Non-Qualified
           Plans -- Penalty Tax on Certain Full or Partial Withdrawals."

DEATH BENEFIT
[diamond]  We calculate the death benefit differently under each Payment Option and the amount varies based on the option selected.

DEDUCTIONS AND CHARGES

FROM THE PREMIUM

[diamond]  Withdrawal charges -- may occur when you request a full or partial withdrawal prior to the 8th Contract Year. This charge is intended to recoup the costs incurred in issuing the contract. Withdrawal charges are not taken upon the death of the Annuitant. A declining withdrawal charge is assessed on withdrawals based on the Contract Year:


---------------------------------------------------------------
 Percent        7% 6%  5% 4%  3% 2%  1% 0%
---------------------------------------------------------------
 Contract Year     1  2  3  4  5  6  7  8+
---------------------------------------------------------------


[diamond]  Taxes on the Premium currently range from 0% to 3.5% (varies by state or municipality). See "Deductions from the Premium -- Tax" and Appendix B.


FROM ANNUITY PAYMENTS
[diamond]  Payment Charge -- maximum of $24 each year and deducted from each
           Annuity Payment in equal amounts.


[diamond]  Transfer Charge -- currently, we do not charge for transfers, however, we reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers per Contract Year. For more information, see "Deductions and Charges."


FROM THE SEPARATE ACCOUNT

[diamond]  Risk and Administrative fee -- varies based on the election of the
           Guaranteed Minimum Payment Rider. For more information, see "Deductions and Charges."

OTHER CHARGES OR DEDUCTIONS
  In addition, certain charges are deducted from the assets of the funds for investment management services. See the fund prospectuses for more information.


ADDITIONAL INFORMATION

FREE LOOK PERIOD
  If for any reason you are not satisfied with the Contract, you may return it within 10 days after you receive it and cancel the Contract. You will receive a refund of the Premium less any Annuity Payments and withdrawals, plus any increase or minus any decrease on the Premium allocated to the subaccounts as of the date of cancellation. See "Free Look Period" for more information.

MINIMUM PAYMENT
  If an Annuity Payment were to be less than $20, we reserve the right to make alternate arrangements with the Payee to make the Annuity Payments exceed $20.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

  Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. The tables are set forth in Appendix C.


  More information, including the financial statements for the company and the Separate Account, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling our Annuity Operations Division at 800/541-0171.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

  We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one, five and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at Net Asset Value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state). See the SAI for more information.



THE IMMEDIATE ANNUITY

--------------------------------------------------------------------------------

  PHL Variable issues the immediate variable and fixed annuity Contract. If Variable Annuity Payments are elected, the amounts held under a Contract will be invested in the Separate Account and Variable Annuity Payments will vary in accordance with the investment experience of the investment options selected. The Owner under a Contract bears the risk of investment gain or loss rather than PHL Variable. However, you may allocate all or part of your Premium to the FIA, in which case PHL Variable will guarantee specified, Fixed Annuity Payments.

  You control the investment objective of the Contract on an ongoing basis by reallocating Annuity Units among the subaccounts. Once amounts are allocated to the FIA, those amounts cannot be reallocated to the subaccounts.


PHL VARIABLE AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
  We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity Contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06102.

  We are an indirect, wholly owned subsidiary of Phoenix Life Insurance
Company ("Phoenix"). On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company. As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.

  On December 7, 1994, we established the Separate Account under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "Separate Account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.

  Under Connecticut law, all income, gains or losses whether or not realized of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the Contracts are obligations of PHL Variable.

  Contributions to the FIA are not invested in the Separate Account; rather, they become part of the general account of PHL Variable (the "General Account"). The general account supports all general account insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any Separate Account such as the Separate Account. For more complete information concerning the FIA, see the "FIA" section of this prospectus.


INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS
[diamond]  The Phoenix Edge Series Fund
[diamond]  AIM Variable Insurance Funds
[diamond]  The Alger American Fund
[diamond]  Federated Insurance Series
[diamond]  Fidelity(R) Variable Insurance Products

[diamond]  Franklin Templeton Variable Insurance Products Trust
[diamond]  Lazard Retirement Series
[diamond]  Lord Abbett Series Fund, Inc.

[diamond]  The Rydex Variable Trust
[diamond]  Scudder Investments VIT Funds
[diamond]  The Universal Institutional Funds, Inc.
[diamond]  Wanger Advisors Trust



  For additional information concerning the available investment options, please see Appendix A.

  Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.

  For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.


  The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through Separate Accounts to fund variable annuity Contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to Separate Accounts of other insurance companies.


  The interests of variable annuity Contract Owners and variable life policy Owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more Separate Accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
 For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
  The advisors or subadvisors continually furnish an investment program for each Series and manage the investment and reinvestment of the assets of each Series subject at all times to the authority and supervision of the Board of Trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


FIA
--------------------------------------------------------------------------------
  In addition to the Separate Account, you may allocate all or a portion of the Premium to the FIA. Premium allocated to the FIA will become part of PHL Variable's general account assets. You do not share in the investment experience of those assets. Allocations to the FIA are only available at issue.

  Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. In addition, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures however, may be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


PURCHASE OF CONTRACTS
-------------------------------------------------------------------------------
MINIMUM PREMIUM
  Generally, we require a minimum Premium of $35,000.

  In certain circumstances, we may reduce the minimum Premium amount we accept for a Contract. Factors in determining qualifications for any such reduction include:

(1) the make-up and size of the prospective group; and
(2) the amount of compensation to be paid to registered representatives on the Premium.

  Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the Premium is received. We reserve the right to change these rules from time to time.

PREMIUM ALLOCATION
  The Premium received under the Contract will be allocated, in any combination to any subaccount and/or the FIA in the proportion specified when you purchased the Contract, upon receipt.

GENERAL INFORMATION
  Usually, a Contract may not be purchased for an Annuitant or Joint Annuitant who is 90 years of age or older. A Premium of more than $1,000,000 cannot be made without our permission. We will credit annuity units for each subaccount and/or FIA you selected when you purchased the contract.


OPTIONAL RIDER
--------------------------------------------------------------------------------
  You may elect additional benefits that are available under your Contract.
More details will be included in the form of a rider to your Contract if any of these benefits are chosen. The following benefit is currently available (if approved in your state).

GUARANTEED MINIMUM PAYMENT RIDER
  This rider is only available when you purchase your Contract. It guarantees that each Annuity Payment will never be less than the guaranteed minimum Annuity Payment amount. This rider terminates seven years following the Annuity Start Date.

  The guaranteed minimum payment amount will not change unless (1) you take a withdrawal or (2) upon the Annuitant or Joint Annuitant's death under Payment Options C or D where the survivor percentage is less than 100%.

  The guaranteed minimum payment amount following a withdrawal will be reduced by the same percentage as the percentage of the commuted value withdrawn from the Contract. If you make a full withdrawal of the commuted value, the guaranteed minimum payment amount will be zero.

  If you select this rider, you must also select one of the following Payment
Options: A, B, C, D or E. The FIA is not available under this rider. We have the right to add and/or substitute the subaccounts available, subject to approval by the SEC and where required, other regulatory authority. The charge for this rider is taken in the form of an additional risk and administrative fee of up to 1.00%.

  For Contracts issued before May 10, 2004, the guaranteed minimum payment amount is equal to the first payment. The rider terminates when the base contract terminates. If you select this rider, you must also select the 3.0% Assumed Interest Rate. Option E is only available with a specified period certain of 10 to 30 years.

  For Contracts issued on or after May 10, 2004, the guaranteed minimum payment amount is calculated on the Contract Date and is equal to the Premium multiplied by the variable payment option rate. This rider terminates seven years following the Annuity Start Date. If you select this rider, you must also select the 2.5% Assumed Interest Rate. Payment Option E is only available with a specified period certain of 15 to 30 years. If you have chosen Payment Option E, you may not change the period certain while the rider is in effect.


INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
  You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone.

  PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

  We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

  We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

  After the Annuity Start Date, you may request a transfer of all or a portion of the Annuity Units of the subaccounts between and among the available subaccounts. The number of Annuity Units will change as a result of any transfer. Transfers may not be made to or from the FIA.

  You may request transfers by submitting a written request or calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer exchange privileges may be modified or terminated at any time a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases, you should submit written instructions.

  No surrender charge will be assessed when a transfer is made. Currently, 12 transfers are permitted from the subaccounts; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing."


DISRUPTIVE TRADING AND MARKET TIMING

  Your ability to make transfers among subaccounts under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners.

  Frequent transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. These risks and harmful effects include:

[diamond]  dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond]  an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond]  increased brokerage and administrative expenses.

  To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain market policies and procedures.

  Under our current disruptive trading policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to: not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the Contract, we may (but are not obligated to):


[diamond]  limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond]  restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

[diamond]  require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond]  impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond]  impose other limitations or restrictions.


  Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other Contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

  Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

  Currently we attempt to deter Disruptive Trading by monitoring activity for all contracts. If a transfer request exceeds the transfer parameters, we send the owner a warning letter. If at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the Contract owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify Contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

  We have adopted these policies and procedures as a preventative measure to protect all Contract owners from the potential effects of Disruptive Trading, while also abiding by any rights that Contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other Contract owners.


  We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.


  We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a Contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

  We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

  We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
DEDUCTIONS FROM THE PREMIUM

TAX

  Any tax charged by a state or municipality on Premium, whether or not characterized as premium tax, any such other state or local taxes imposed or other governmental charge which may be required based on the laws of the state or municipality of delivery, the Owner's state or municipality of residence on the Contract Date. Taxes on the Premium currently range from 0% to 3.5%. For a list of states and taxes, see Appendix B.


DEDUCTIONS FROM THE COMMUTED VALUE

WITHDRAWAL CHARGES

  A deduction for withdrawal charges may be taken from proceeds of full or partial withdrawals. The amount of a withdrawal charge depends on the Contract Year that the withdrawal is made. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because the are not deducted from premiums. Withdrawal charges are not taken from death proceeds. The deduction for withdrawal charges is as follows:



---------------------------------------------------------------
 Percent        7% 6%  5% 4%  3% 2%  1% 0%
---------------------------------------------------------------
 Contract Year     1  2  3  4  5  6  7  8+
---------------------------------------------------------------

  PHL Variable will pay any distribution costs not paid for by withdrawal charges from the assets of the general account.

DEDUCTIONS FROM ANNUITY PAYMENTS

PAYMENT CHARGE
  We deduct a payment charge from each Annuity Payment. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the Contracts.

  The maximum and current annual payment charge is $24 each year. It is deducted from each Annuity Payment in equal amounts.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

RISK AND ADMINISTRATIVE FEE
  We make a daily deduction from each subaccount for the risk and administrative fee. The current fee is based on an annual rate of up to 1.25% for the base Contract plus up to 1.00% for the Guaranteed Minimum Payment Rider if elected. It is taken against the daily net assets of the subaccounts. Although you bear the investment risk of the Series in which you invest, we assume the risk that Annuitants as a class may live longer than expected (requiring a greater number of Annuity Payments) and that our actual expenses may be higher than the expense charges provided for in the Contract.

  No risk and administrative fee is deducted from the FIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

REDUCED CHARGES
  We may reduce or eliminate the risk and administrative fee, the withdrawal charge or the payment charge when sales of the Contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the Contract is offered;

(2) the amount of the Premium;

(3) whether there is a pre-existing relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and


(4) internal transfers from other Contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

  We will not discriminate against any person regarding reductions or elimination of charges. We will make any such adjustment according to our own rules in effect at the time the Contract is issued. We reserve the right to change these rules from time to time.

  Currently, there is no charge for transfers. We reserve the right to impose a transfer charge. In no event, however, will such transfer charge exceed $20 per transaction. You will be permitted at least 12 free transfers during each Contract Year among the subaccounts. However, we reserve the right to change our policy limiting the number of transfers made each Contract Year.


OTHER CHARGES
  As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily Net Asset Values of each Series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


DEATH BENEFIT
--------------------------------------------------------------------------------
PAYMENT UPON DEATH BEFORE THE ANNUITY START DATE

DEATH BENEFIT
  If any Owner, Annuitant or Joint Annuitant should die before the Annuity Start Date, the death benefit will equal the Premium received plus any increase or minus any decrease on the Premium allocated to the subaccounts.

DEATH OF OWNER
  If the only Owner dies before the Annuity Start Date, the death benefit will be paid to the Beneficiary. If the Beneficiary has predeceased the Owner, the Owner's estate will be the Beneficiary. If the Beneficiary is the spouse of the sole Owner, the Beneficiary may elect to continue the Contract and exercise the rights of the Owner.

  If there are multiple Owners and one or more Owners die before the Annuity Start Date, we will pay the death benefit to the surviving Owner(s), who will be deemed to be the Beneficiary(ies). If the only Owners of the Contract are spouses of each other, the surviving spouse may elect to continue the Contract.

DEATH OF ANNUITANT OR JOINT ANNUITANT
  If the Annuitant or Joint Annuitant die before the Annuity Start Date, we will pay the death benefit to the Owner(s) who will be deemed the Beneficiary(ies). If there is no surviving Owner(s), we will pay the death benefit to the Beneficiary(ies).

DISTRIBUTION ON DEATH OF OWNER
  Any Beneficiary, who is a natural person, may within one year after the date of death, elect a payment method. The payment method selected may not extend beyond such Beneficiary's life or life expectancy and the payments must begin within one year after death. If a payment method is not elected or the Beneficiary is a non-natural person, the entire death benefit will be distributed in a lump sum no later than five years after the date of death.

PAYMENT UPON DEATH ON OR AFTER THE ANNUITY START DATE

DEATH OF OWNER
  If the only Owner dies on or after the Annuity Start Date, any remaining payments will be paid to the Payee as if there had been no death. Payments will continue under the Payment Option in effect at the date of death and may not be deferred or otherwise extended.

  If there are multiple Owners and one or more Owner dies on or after the Annuity Start Date, the payments continue as if there had been no death with all rights equally vested. Payments will continue under the Payment Option in effect at the date of death and may not be deferred or otherwise extended.

DEATH OF ANNUITANT OR JOINT ANNUITANT
  If the Annuitant or Joint Annuitant dies on or after the Annuity Start Date, the Payment Option will determine if Annuity Payments stop, continue or if a refund will be paid.


THE ANNUITY PERIOD
--------------------------------------------------------------------------------
  The annuity period is that period of time beginning on the Annuity Start
Date and during which we make payments to you.

PAYMENT OPTIONS
  When you purchase the Contract, you must choose among the available Payment Options subject to state insurance department approval. Variable Annuity Payments attributed to Premium allocated to the subaccounts depend on subaccount investment performance. Premium allocated to the FIA will provide Fixed Annuity Payments.

  Annuity Payments begin on the Annuity Start Date. The level of Annuity Payments will depend on the Payment Option selected and such factors as the age and sex of the Annuitant, the Payment Option and the payment frequency. The longer the duration of Annuity Payments, the smaller the payment amount. Conversely, shorter durations lead to comparatively larger Annuity Payments. Likewise, increased payment frequency reduces Annuity Payment amounts; while less frequent payments will result in comparatively larger Annuity Payments. The Contract and the SAI provide additional information on the methods used for calculating Annuity Payments.

  You must select the Assumed Interest Rate for your Variable Annuity Payments at the time of purchase. The current available rates are 3.0%, 5.0% or 6.0% (subject to state availability) on an annual basis. It is used to calculate the variable Payment Option rate and is the smallest net rate of investment return required ensuring that the dollar amount of Variable Annuity Payments does not decrease. The amount of subsequent Variable Annuity Payments will depend on the relationship between the Assumed Interest Rate and the actual investment performance of each subaccount. Although choosing a higher Assumed Interest Rate will generate a higher first Variable Annuity Payment than choosing a lower Assumed Interest Rate, a Contract with a higher Assumed Interest Rate must earn a higher net rate of investment return than a Contract with a lower Assumed Interest Rate to ensure that the dollar amount of subsequent Variable Annuity Payments does not decrease. The Contract will not be issued with Variable Annuity Payments if you do not select an Assumed Interest Rate.

  The following descriptions allow you to compare the basic differences of our currently available Payment Options.

OPTION A--SINGLE LIFE ANNUITY
  Provides Annuity Payments during the lifetime of the Annuitant. Annuity Payments stop with the death of the Annuitant.

OPTION B--SINGLE LIFE ANNUITY WITH PERIOD CERTAIN
  Provides Annuity Payments during the lifetime of the Annuitant. If the Annuitant dies during the period certain, the Annuity Payments will continue for the remainder of the period certain.

OPTION C--JOINT SURVIVOR LIFE ANNUITY
  Provides Annuity Payments during the lifetime of the Annuitant and Joint Annuitant. Upon the first death of one of the Annuitants, payments will continue at the selected survivor percentage (100% or 50%). Payments will stop with the death of the surviving Annuitant.

OPTION D--JOINT SURVIVOR LIFE ANNUITY WITH PERIOD CERTAIN
  Provides Annuity Payments during the lifetime of the Annuitant and Joint Annuitant. Upon the first death of one of the Annuitants, payments will continue at the selected survivor percentage (100% or 50%). If the selected survivor percentage is 50%, payments will not reduce before the end of the period certain. Payments will stop with the death of the surviving Annuitant but not prior to the end of the period certain.

OPTION E--ANNUITY FOR A SPECIFIED PERIOD CERTAIN
  Provides Annuity Payments for a specified period of time, whether the Annuitant live or dies. Payments will stop at the end of the period certain. The issue age plus the period certain cannot exceed 100.

OPTION F--LIFE EXPECTANCY ANNUITY
  Not available for Contracts issued on or after May 10, 2004.

  For Contracts issued prior to May 10, 2004, this option provides Annuity Payments over the Annuitant's annually recalculated life expectancy. We determine each annual distribution by dividing the Contract value by the Annuitant's annually recalculated life expectancy. You can make withdrawals in addition to the annual distributions, but should realize that they will reduce the Contract value and thereby lower the amount of future annual distributions. Upon the Annuitant's death, we will pay any remaining Contract value in a lump sum.

OPTION G--UNIT REFUND LIFE ANNUITY
  Provides Annuity Payments during the lifetime of the Annuitant. Upon the death of the Annuitant, payments will stop and a refund equal to the value of the remaining refund units is paid.

OTHER OPTIONS AND RATES
  We may offer other Payment Options or alternative versions of the options listed above.

OTHER CONDITIONS
  Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Any required minimum distributions must be such that the full amount in the Contract will be distributed over a period not greater than the participant's life or life expectancy, the lives of the participant and a designated Beneficiary or a period certain not extending beyond the life expectancy of the participant or the joint life and last survivor life expectancy of the participant and a designated Beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). Any Payment Options elected under regular or SIMPLE IRA Contracts must also meet federal income tax distribution requirements.

  If an Annuity Payment were to be less than $20, we reserve the right to make alternate arrangements with the Payee to make the Annuity Payments exceed $20.

FULL AND PARTIAL WITHDRAWALS
  Full or partial withdrawals are available under Payment Options B, D, E or F (Payment Option F was available only with Contracts issued prior to May 10, 2004). You must send a written request for withdrawals to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn including withdrawals of commuted amounts.

  If the entire commuted value is withdrawn under Payment Options B and D, payments stop and do not resume until the end of the period certain. If the entire commuted value is withdrawn under Payment Option E, the Contract terminates with no value. If a portion of the commuted value is withdrawn under Payment Options B, D or E, the Annuity Units of each fund or FIA (for the remainder of the period certain) will be reduced by the same percentage as the commuted value withdrawn from that fund. Withdrawals will not affect payments that are to be made after the period certain.

  Under Payment Option F (available only with Contracts issued prior to May 10, 2004), you may withdraw, less any applicable surrender charge, all or part of the Contract value. Withdrawals under Payment Option F will reduce the Contract value and will affect the amount of future Annuity Payments.

  There may be adverse tax consequences to certain withdrawals. See "Federal Income Taxes." A deduction for withdrawal charges may be imposed on full or partial withdrawals. Any request for full or partial withdrawals should be made to our Annuity Operations Division.

DETERMINATION OF THE COMMUTED VALUE
  The commuted value equals the present value of any remaining period certain Annuity Payments. Variable Annuity Payments will be commuted at the Assumed Interest Rate. Fixed Annuity Payments will be commuted at the Underlying Interest Rate for Contracts issued before July 24, 2001 or in states where the associated Contract amendment was not approved. Fixed Annuity Payments will be commuted at the adjusted commutation rate for Contracts issued after July 24, 2001. For Contracts issued after May 1, 2004, commutation of Fixed Annuity Payments may not be available in all states.

ADJUSTED COMMUTATION RATE
  The adjusted commutation rate equals the Underlying Interest Rate minus the rate at issue ("RI") plus the rate at commutation ("RC"). We determine the Underlying Interest Rate on the Contract Date. We will furnish the Underlying Interest Rate upon request.

RI IS DETERMINED AS FOLLOWS:
[diamond]  RI is the interest rate swap yield for the issue duration as of the later of the Contract Date or the Period Certain Change Date.

[diamond]  The issue duration equals 1 plus the number of whole years from the later of the Contract Date or the Period Certain Change Date until the Final Payment Date multiplied by 70%. Any resulting fraction will be rounded up to the next whole number.

[diamond]  The interest rate swap yields are published in the daily H.15 updates by the Federal Reserve Statistical Releases http://www.federalreserve.gov/releases/H15/update/. If an interest rate swap yield is not available for the issue duration, we will use an interpolated interest rate swap yield based on the published rates for durations immediately greater and less than that of the issue duration.

RC IS DETERMINED AS FOLLOWS:
[diamond]  RC is the interest rate swap yield for the commutation duration as of the date the commuted value is calculated.

[diamond]  The commutation duration equals 1 plus the number of whole years from the date the commuted value is calculated until the Final Payment Date, multiplied by 70%. Any resulting fraction will be rounded up to the next whole number.

[diamond]  The interest rate swap yields are published in the daily H.15 updates by the Federal Reserve Statistical Releases http://www.federalreserve.gov/releases/H15/update/. If an interest rate swap yield is not available for the commutation duration, we will use an interpolated interest rate swap yield based on the published rates for durations immediately greater and less than that of the commutation duration.


SEPARATE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE

  A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;

2.  the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

  The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

-----------------------------------------------------
New Year's Day         Independence Day
-----------------------------------------------------
Martin Luther King Jr. Day   Labor Day
-----------------------------------------------------

Presidents Day         Thanksgiving Day

-----------------------------------------------------
Good Friday          Christmas Day
-----------------------------------------------------
Memorial Day
-----------------------------------------------------


VALUATION PERIOD
  Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ANNUITY UNIT VALUE
  The Annuity Unit value equals the Annuity Unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for the valuation period divided by 1.000 plus the rate of interest for the number of days in the valuation period based on the Assumed Interest Rate. The Annuity Unit value of the FIA equals 1.000 on any valuation date.

NET INVESTMENT FACTOR
  The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for risk and administrative fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT

  Owners of Contracts issued in connection with non-tax qualified plans may assign their interest in the Contract without the consent of the Beneficiary. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored. We are not responsible for the validity of any assignment.

  In order to qualify for favorable tax treatment, Contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
  Our Annuity Operations Division will ordinarily make payment of any withdrawal requests in a single sum within seven days after receipt of the written request. However, we may postpone the processing of any such transactions attributable to the Separate Account at times (a) when the NYSE is closed for trading, except normal holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Series is not reasonably practicable or it is not reasonably practicable to determine the commuted value or (d) when a governmental body having jurisdiction over the Separate Account by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist. We may defer payment for any transaction dependent on values in the FIA for up to six months.

FREE LOOK PERIOD
  We may mail the Contract to you or we may deliver it to you in person. You may return your Contract for any reason within 10 days and receive a refund of the Premium less any Annuity Payments and withdrawals, plus any increase or minus any decrease on the Premium allocated to the subaccounts as of the date of cancellation. If applicable state law requires, we will return the full amount of the Premium we received less any Annuity Payments and withdrawals. (A longer free look period may be required by your state.)

  Your Premium will automatically be applied to the various subaccounts and the FIA in accordance with your instructions for the allocation of Premium provided when you purchased the Contract.

AMENDMENTS TO CONTRACTS
  Contracts may be amended to conform to changes in applicable law or interpretations of applicable law. Changes in the Contract may need to be approved by Owners and state insurance departments. A change in the Contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
  Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the Series of the funds may become unsuitable for investment by Owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another Series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
  Ordinarily, the purchaser of a Contract is the Owner and is entitled to exercise all the rights under the Contract. However, the Owner may be an individual, entity or the Annuitant. Spouses may own a Contract as joint Owners. Transfer of the ownership of a Contract may involve federal income tax consequences, and a qualified tax advisor should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
  The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

  The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
  We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
  Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

  As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
  Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
  Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

  For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

  Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
  Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

  If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

  Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES

  In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death or, if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.


  If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

  If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

  Any death benefits paid under the contract are taxable to the beneficiary.
The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS
  Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
  If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
  Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
  Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

  The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL
  For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

  In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

  The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

  At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
  To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond]  55% in any 1 investment
[diamond]  70% in any 2 investments
[diamond]  80% in any 3 investments
[diamond]  90% in any 4 investments

  A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

  The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

  In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.

  Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

  We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
  Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

  Any death benefits paid under the contract are taxable to the beneficiary.
The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
  The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

  As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

  Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

  Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

  Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

  The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

  On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE
VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

  Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
  Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

  For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

  The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

  In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

  Effective May 4, 1998, loans may be made available under Internal Revenue
Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

  Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

  If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
  The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES
  Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
  Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

  These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
  Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
  In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

  Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
  The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF CONTRACTS
--------------------------------------------------------------------------------

  PEPCO serves as national distributor of the Policies and is located at 56 Prospect Street, Hartford, Connecticut 06115. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies, Inc. and is an affiliate of PHL Variable.


  Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell Contracts under terms of agreement provided by PEPCO.


  In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount up to 5.50% of the payments made under the Contract. PEPCO pays any qualified distribution organization an amount, which may not exceed 5.50% of the payments under the Contract. We will pay any such amount paid with respect to Contracts sold through broker-dealers through PEPCO. The amounts paid are not deducted from the payments. Deductions for withdrawal charges may be used as reimbursement for commission payments.

  To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

SERVICING AGENT

--------------------------------------------------------------------------------
  The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027.The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2005 is 0.073% of the fund's average daily net assets. The total administrative service fee paid by the fund for the last three fiscal years follows:


----------------------------------------------------------
       YEAR ENDED        TOTAL ADMINISTRATIVE
       DECEMBER 31,        SERVICE FEE PAID
----------------------------------------------------------
          2002                    N/A
----------------------------------------------------------

          2003                $1.7 Million
----------------------------------------------------------
          2004                $2.2 Million

----------------------------------------------------------


STATE REGULATION
--------------------------------------------------------------------------------
  We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.

  State regulation of PHL Variable includes certain limitations on the investments that may be made for its general account and Separate Accounts. It does not include, however, any supervision over the investment policies of the Separate Account.


REPORTS
--------------------------------------------------------------------------------
  We will furnish you with Separate Account reports and financial statements at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------
  As stated above, all of the assets of the Separate Account are allocated to subaccounts that in turn invest in shares of a corresponding underlying mutual fund investment option. We are the legal Owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholder' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from Owners of the Contracts.

  We intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount, for which we have not received instructions from Owners, in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in our own right, we may elect to do so.

  Matters on which Owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the Series of the fund corresponding to the Owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, Owners participating in such Series will vote separately on the matter.

  The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give your instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
  Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal of a Contract prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
--------------------------------------------------------------------------------

  Joseph P. DeCresce, Counsel and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the Contracts described in this prospectus.


SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------
  The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable. The Table of Contents of the SAI follows:


[diamond] PHL Variable Insurance Company
[diamond] Underwriter
[diamond] Performance History for Contracts
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements


  Owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPES

-------------------------------------------------------------------------------------------------------------------
                                                                               Investment Type
                                                 ------------------------------------------------------------------
                                                 Aggressive                           Growth &
                    Subaccount                     Growth     Conservative   Growth    Income    Income   Specialty
-------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                         |X|
-------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                                     |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                         |X|

-------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                              |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                                                                       |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                        |X|
-------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                               |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                          |X|

-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                                                            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                   |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                  |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                             |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                   |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                          |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                        |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                         |X|
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                            |X|
-------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                                             |X|

-------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                     |X|
-------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                      |X|
-------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                   |X|
-------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                            |X|
-------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                          |X|
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                           |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund        |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                             |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                              |X|
-------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                                         |X|
-------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                          |X|
-------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                             |X|
-------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                       |X|

-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                               |X|
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                      |X|
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                    |X|
-------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund               |X|
-------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                             |X|
-------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                         |X|
-------------------------------------------------------------------------------------------------------------------
Wanger International Select                         |X|
-------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                      |X|
-------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                 |X|
-------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                 |X|
-------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Advisors
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Duff &
                                             Phoenix    Phoenix   Phelps                                      Deutsche   Federated
                                            Investment Variable  Investment   AIM     Engemann   Fred Alger    Asset     Investment
                                            Counsel,   Advisors, Management Advisors,   Asset    Management, Management, Management
            Subaccounts                       Inc.       Inc.       Co.       Inc.    Management    Inc.        Inc.      Company
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series         |X|
----------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                    |X|

----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series        |X|
----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series      |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                     |X|

----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series           |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series         |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series                                            |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                           |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series              |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series          |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series         |X|
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                            |X|
----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                        |X|

----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                  |X|
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                           |X|
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                                                                             |X|
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
----------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio

----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                                          |X|
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                              |X|
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                                                   Advisors
-----------------------------------------------------------------------------------------------------------------------------
                                             Fidelity                               Morgan
                                            Management Franklin   Lazard     Lord,  Stanley            Templeton   Templeton
                                               and      Mutual     Asset    Abbett Investment  Rydex     Asset      Global
                                             Research  Advisers, Management  & Co. Management  Global  Management, Advisors
            Subaccounts                      Company     LLC        LLC       LLC     Inc.    Advisors    Ltd.     Limited
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
-----------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
-----------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
-----------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
-----------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
-----------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
-----------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                    |X|
-----------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio             |X|
-----------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                           |X|
-----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                            |X|
-----------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                                                                                      |X|
-----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
-----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                               |X|
-----------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                      |X|

-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                       |X|
-----------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
-----------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
-----------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Wanger International Select
-----------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
-----------------------------------------------------------------------------------------------------------------------------
Wanger Select
-----------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------
                                                 Advisors
------------------------------------------------------------------

                                            Templeton   Wanger
                                            Investment   Asset
                                             Counsel,  Management,
            Subaccounts                        LLC        L.P.
------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------

Phoenix-AIM Growth Series
------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series
------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
------------------------------------------------------------------
Templeton Foreign Securities Fund              |X|
------------------------------------------------------------------
Templeton Global Asset Allocation Fund         |X|
------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------
Mid-Cap Value Portfolio

------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------
Wanger International Select                               |X|
------------------------------------------------------------------
Wanger International Small Cap                            |X|
------------------------------------------------------------------
Wanger Select                                             |X|
------------------------------------------------------------------
Wanger U.S. Smaller Companies                             |X|
------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Subadvisors
                                              --------------------------------------------------------------------------------------
                                                                                                              Kayne
                                                                                                             Anderson
                                               Aberdeen      AIM        Alliance                              Rudnick       Lazard
                                                Asset       Capital      Capital    Engemann    Fred Alger   Investment     Asset
                                              Management  Management,  Management,    Asset     Management,  Management,  Management
              Subaccounts                        Inc.        Inc.         L.P.      Management     Inc.         LLC          LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series            |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                              |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                   |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series                                                                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------
                                                        Subadvisors
                                              ---------------------------


                                                  Northern      Seneca
                                                   Trust        Capital
                                                Investments,  Management,
              Subaccounts                           N.A.         LLC
-------------------------------------------------------------------------
Phoenix-Aberdeen International Series
-------------------------------------------------------------------------

Phoenix-AIM Growth Series
-------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

-------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
-------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
-------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
-------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
-------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
-------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

-------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
-------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
-------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series
-------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                      |X|
-------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series         |X|
-------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
-------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
-------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                             |X|
-------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                            |X|
-------------------------------------------------------------------------



APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS

-----------------------------------------------------------------------------------------------------------------


                                             UPON          UPON
STATE                                  PREMIUM PAYMENT  ANNUITIZATION    NONQUALIFIED    QUALIFIED
-----                                  ---------------  -------------    ------------    ---------
California ..........................                         X              2.35%          0.50%

Maine................................          X                             2.00*

Nevada...............................                          X             3.50

South Dakota.........................          X                             1.25**

West Virginia........................                          X             1.00           1.00

Wyoming..............................                          X             1.00

Commonwealth of Puerto Rico..........                          X             1.00           1.00


NOTE: The above tax deduction rates are as of January 1, 2005. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


For a more detailed explanation of the assessment of Taxes, see "Description of Fees - Tax."

------------------------
* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity Premium payments are taxed upon Premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of .8% that applies to Premium payments received in excess of $500,000 in a single calendar year.

APPENDIX C - FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
   The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

         PHL Variable Insurance Company
         Annuity Operations Division
         PO Box 8027
         Boston, MA 02266-8027

                                                                           SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE           UNIT VALUE         AT END OF PERIOD
               SUBACCOUNT                                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================
     From 7/23/01* to 12/31/01                                              $2.000                $1.831                  51
     From 1/1/02 to 12/31/02                                                $1.831                $1.540                  56
     From 1/1/03 to 12/31/03                                                $1.540                $2.006                  53

     From 1/1/04 to 12/31/04                                                $2.006                $2.392                  49

PHOENIX-AIM GROWTH
====================================================================================================================================
     From 8/3/01* to 12/31/01                                               $2.000                $1.753                  54
     From 1/1/02 to 12/31/02                                                $1753                 $1.232                 168
     From 1/1/03 to 12/31/03                                                $1.232                $1.470                 164
     From 1/1/04 to 12/31/04                                                $1.470                $1.512                 108

PHOENIX- ALGER SMALL-CAP GROWTH

====================================================================================================================================
     From 12/11/03* to 12/31/03                                             $2.000                $3.040                   5

     From 1/1/04 to 12/31/04                                                $3.040                $3.066                  22


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
====================================================================================================================================
     From 7/27/01* to 12/31/01                                              $2.000                $1.892                  82
     From 1/1/02 to 12/31/02                                                $1.892                $1.426                 109
     From 1/1/03 to 12/31/03                                                $1.426                $1.778                 115

     From 1/1/04 to 12/31/04                                                $1.778                $1.928                 118


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX WITH GUARANTEED MINIMUM PAYMENT RIDER (1)
====================================================================================================================================
     From 6/25/01* to 12/31/01                                              $2.000                $1.882                1,983
     From 1/1/02 to 12/31/02                                                $1.882                $1.404                6,876
     From 1/1/03 to 12/31/03                                                $1.404                $1.732               16,158

     From 1/1/04 to 12/31/04                                                $1.732                $1.860               19,754


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================
     From 8/24/01* to 12/31/01                                              $2.000                $2.062                  62
     From 1/1/02 to 12/31/02                                                $2.062                $2.283                  65
     From 1/1/03 to 12/31/03                                                $2.283                $3.117                  48

     From 1/1/04 to 12/31/04                                                $3.117                $4.145                  54



PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================
     From 6/26/01* to 12/31/01                                              $2.000                $1.740                  51
     From 1/1/02 to 12/31/02                                                $1.740                $1.292                  64
     From 1/1/03 to 12/31/03                                                $1.292                $1.613                  57

     From 1/1/04 to 12/31/04                                                $1.613                $1.672                  23


(1) Available only if the Guaranteed Minimum Payment Rider was elected with Contracts issued prior to May 10, 2004
 *  Date subaccount began operations.


                                                                           SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE           UNIT VALUE         AT END OF PERIOD
               SUBACCOUNT                                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------


PHOENIX-ENGEMANN GROWTH AND INCOME

====================================================================================================================================
     From 7/23/01* to 12/31/01                                              $2.000                $1.901                  34
     From 1/1/02 to 12/31/02                                                $1.901                $1.455                  42
     From 1/1/03 to 12/31/03                                                $1.455                $1.831                  40

     From 1/1/04 to 12/31/04                                                $1.831                $1.997                 110

PHOENIX-ENGEMANN SMALL-CAP GROWTH

====================================================================================================================================
     From 8/17/01* to 12/31/01                                              $2.000                $1.774                   8
     From 1/1/02 to 12/31/02                                                $1.774                $1.247                   9
     From 1/1/03 to 12/31/03                                                $1.247                $1.804                   8

     From 1/1/04 to 12/31/04                                                $1.804                $1.954                   2

PHOENIX-ENGEMANN STRATEGIC ALLOCATION

====================================================================================================================================
     From 6/25/01* to 12/31/01                                              $2.000                $2.009                 121
     From 1/1/02 to 12/31/02                                                $2.009                $1.754                 162

     From 1/1/03 to 12/31/03                                                $1.754                $2.077                 201
     From 1/1/04 to 12/31/04                                                $2.077                $2.204                 242

PHOENIX-ENGEMANN VALUE EQUITY

====================================================================================================================================
     From 6/25/01* to 12/31/01                                              $2.000                $1.804                 166
     From 1/1/02 to 12/31/02                                                $1.804                $1.391                 194
     From 1/1/03 to 12/31/03                                                $1.391                $1.702                 173

     From 1/1/04 to 12/31/04                                                $1.702                $1.897                 141


PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================
     From 5/10/01* to 12/31/01                                              $2.000                $2.022                 829
     From 1/1/02 to 12/31/02                                                $2.022                $2.025                1,298

     From 1/1/03 to 12/31/03                                                $2.025                $2.014                 749
     From 1/1/04 to 12/31/04                                                $2.014                $2.004                 186


PHOENIX-GOODWIN MONEY MARKET WITH GUARANTEED MINIMUM PAYMENT RIDER (1)
====================================================================================================================================
     From 5/29/01* to 12/31/01                                              $2.000                $2.007                 634
     From 1/1/02 to 12/31/02                                                $2.007                $1.990                1,365
     From 1/1/03 to 12/31/03                                                $1.990                $1.959                1,114

     From 1/1/04 to 12/31/04                                                $1.959                $1.929                  50


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================
     From 6/22/01* to 12/31/01                                              $2.000                $2.044                  88
     From 1/1/02 to 12/31/02                                                $2.044                $2.221                 108
     From 1/1/03 to 12/31/03                                                $2.221                $2.513                  74

     From 1/1/04 to 12/31/04                                                $2.513                $2.651                 140


PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
====================================================================================================================================

     From 1/1/04 to 12/31/04                                                $2.000                $1.063                  32


PHOENIX-KAYNE RISING DIVIDENDS
====================================================================================================================================

     From 1/1/04 to 12/31/04                                                $2.000                $2.349                  17


PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================

     From 1/1/04 to 12/31/04                                                $1.247                $1.804                   8


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
     From 7/11/03* to 12/31/03                                              $2.000                $2.444                   2

     From 1/1/04 to 12/31/04                                                $2.444                $2.796                  75



(1) Available only if the Guaranteed Minimum Payment Rider was elected with Contracts issued prior to May 10, 2004
 *  Date subaccount began operations.


                                                                           SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE           UNIT VALUE         AT END OF PERIOD
               SUBACCOUNT                                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-NORTHERN DOW 30
====================================================================================================================================
     From 6/12/01* to 12/31/01                                              $2.000                $1.882                   9
     From 1/1/02 to 12/31/02                                                $1.882                $1.570                 137
     From 1/1/03 to 12/31/03                                                $1.570                $1.975                 138

     From 1/1/04 to 12/31/04                                                $1.975                $2.042                 159


PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
====================================================================================================================================
     From 7/19/01* to 12/31/01                                              $2.000                $1.872                   1
     From 1/1/02 to 12/31/02                                                $1.872                $1.154                  92
     From 1/1/03 to 12/31/03                                                $1.154                $1.696                  86

     From 1/1/04 to 12/31/04                                                $1.696                $1.843                  84


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================
     From 9/5/01* to 12/31/01                                               $2.000                $2.240                  97
     From 1/1/02 to 12/31/02                                                $2.240                $2.023                  96
     From 1/1/03 to 12/31/03                                                $2.023                $2.816                  91

     From 1/1/04 to 12/31/04                                                $2.816                $3.348                  72


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================
     From 9/5/01* to 12/31/01                                               $2.000                $2.115                  19
     From 1/1/02 to 12/31/02                                                $2.115                $1.911                  23
     From 1/1/03 to 12/31/03                                                $1.911                $2.714                  19

    From 1/1/04 to 12/31/04                                                $2.714                $3.288                  15


PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================
     From 6/25/01* to 12/31/01                                              $2.000                $1.686                  50
     From 1/1/02 to 12/31/02                                                $1.686                $1.124                  56
     From 1/1/03 to 12/31/03                                                $1.124                $1.430                  52

     From 1/1/04 to 12/31/04                                                $1.430                $1.507                  52


PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================
     From 6/22/01* to 12/31/01                                              $2.000                $1.648                  20
     From 1/1/02 to 12/31/02                                                $1.648                $1.058                  20
     From 1/1/03 to 12/31/03                                                $1.058                $1.434                  17

     From 1/1/04 to 12/31/04                                                $1.434                $1.493                   8


AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================
     From 5/30/02* to 12/31/02                                              $2.000                $1.382                   5
     From 1/1/03 to 12/31/03                                                $1.382                $1.768                   5

     From 1/1/04 to 12/31/04                                                $1.768                $1.862                  41

AIM VI MID CAP CORE EQUITY
====================================================================================================================================
     From 1/1/04 to 12/31/04                                                $2.000                $1.016                 169


AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================
     From 4/22/02* to 12/31/02                                              $2.000                $1.293                  17
     From 1/1/03 to 12/31/03                                                $1.293                $1.597                  15

     From 1/1/04 to 12/31/04                                                $1.597                $1.668                  21


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================
     From 6/25/01* to 12/31/01                                              $2.000                $1.873                 106
     From 1/1/02 to 12/31/02                                                $1.873                $1.222                  95
     From 1/1/03 to 12/31/03                                                $1.222                $1.626                  84

     From 1/1/04 to 12/31/04                                                $1.626                $1.738                  78


* Date subaccount began operations.


                                                                           SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE           UNIT VALUE         AT END OF PERIOD
               SUBACCOUNT                                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
     From 6/22/01* to 12/31/01                                              $2.000                $2.059                 209
     From 1/1/02 to 12/31/02                                                $2.059                $2.217                 447
     From 1/1/03 to 12/31/03                                                $2.217                $2.241                 304

     From 1/1/04 to 12/31/04                                                $2.241                $2.293                 297


FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================
     From 7/19/01* to 12/31/01                                              $2.000                $1.976                   5
     From 1/1/02 to 12/31/02                                                $1.976                $1.979                  13
     From 1/1/03 to 12/31/03                                                $1.979                $2.388                  35

     From 1/1/04 to 12/31/04                                                $2.388                $2.605                  24


VIP CONTRAFUND(R) PORTFOLIO
====================================================================================================================================
     From 9/25/00* to 12/31/01                                              $2.000                $1.932                   2
     From 1/1/02 to 12/31/02                                                $1.932                $1.728                  51
     From 1/1/03 to 12/31/03                                                $1.728                $2.190                  50

     From 1/1/04 to 12/31/04                                                $2.190                $2.494                  48


VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================
     From 7/23/00* to 12/31/01                                              $2.000                $1.890                   6
     From 1/1/02 to 12/31/02                                                $1.890                $1.457                  18
     From 1/1/03 to 12/31/03                                                $1.457                $1.866                  29

     From 1/1/04 to 12/31/04                                                $1.866                $1.973                  34


VIP GROWTH PORTFOLIO
===================================================================================================================================
     From 9/24/00* to 12/31/01                                              $2.000                $1.842                  17
     From 1/1/02 to 12/31/02                                                $1.842                $1.270                  17
     From 1/1/03 to 12/31/03                                                $1.270                $1.665                  31

     From 1/1/04 to 12/31/04                                                $1.665                $1.697                  65


MUTUAL SHARES SECURITIES FUND
====================================================================================================================================
     From 7/19/01* to 12/31/01                                              $2.000                $1.952                   7
     From 1/1/02 to 12/31/02                                                $1.952                $1.700                  29
     From 1/1/03 to 12/31/03                                                $1.700                $2.101                  28

     From 1/1/04 to 12/31/04                                                $2.101                $2.336                  27


TEMPLETON DEVELOPING MARKETS SECURITIES FUND
====================================================================================================================================
     From 8/17/01* to 12/31/01                                              $2.000                $1.858                   4
     From 1/1/02 to 12/31/02                                                $1.858                $1.832                   4
     From 1/1/03 to 12/31/03                                                $1.832                $2.768                   4

     From 1/1/04 to 12/31/04                                                $2.768                $0.000                   0


TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================
     From 8/17/01* to 12/31/01                                              $2.000                $1.829                   6
     From 1/1/02 to 12/31/02                                                $1.829                $1.471                  27
     From 1/1/03 to 12/31/03                                                $1.471                $1.921                  22

     From 1/1/04 to 12/31/04                                                $1.921                $2.248                  18


TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================
     From 8/13/01* to 12/31/01                                              $2.000                $1.970                  19
     From 1/1/02 to 12/31/02                                                $1.970                $1.586                  47
     From 1/1/03 to 12/31/03                                                $1.586                $2.069                  37

     From 1/1/04 to 12/31/04                                                $2.069                $2.371                  37


* Date subaccount began operations.


                                                                           SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE           UNIT VALUE         AT END OF PERIOD
               SUBACCOUNT                                              BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST JUNO FUND
====================================================================================================================================

     From 1/1/04 to 12/31/04                                                $2.000                $0.928                  48


SCUDDER VIT EAFE(R) INDEX FUND
====================================================================================================================================
     From 7/19/01* to 12/31/01                                              $2.000                $1.779                   5
     From 1/1/02 to 12/31/02                                                $1.779                $1.377                  36
     From 1/1/03 to 12/31/03                                                $1.377                $1.814                  30

     From 1/1/04 to 12/31/04                                                $1.814                $2.132                  25


SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================
     From 7/7/03* to 12/31/03                                               $2.000                $2.066                  25

     From 1/1/04 to 12/31/04                                                $2.066                $2.256                  25

SCUDDER VIT EQUITY 500 INDEX FUND WITH GUARANTEED MINIMUM PAYMENT RIDER
====================================================================================================================================
     From 1/1/04 to 12/31/04                                                $2.000                $1.079                 979


TECHNOLOGY PORTFOLIO
====================================================================================================================================
     From 7/19/01* to 12/31/01                                              $2.000                $1.787                   1
     From 1/1/02 to 12/31/02                                                $1.787                $0.901                   1
     From 1/1/03to 12/31/03                                                 $0.901                $1.314                   1

     From 1/1/04 to 12/31/04                                                $1.314                $1.276                   1


WANGER INTERNATIONAL SELECT
====================================================================================================================================
     From 7/19/01* to 12/31/01                                              $2.000                $1.722                   3
     From 1/1/02 to 12/31/02                                                $1.722                $1.440                   2
     From 1/1/03 to 12/31/03                                                $1.440                $2.009                   2

     From 1/1/04 to 12/31/04                                                $2.009                $2.466                   1


WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================
     From 8/10/01* to 12/31/01                                              $2.000                $1.700                  19
     From 1/1/02 to 12/31/02                                                $1.700                $1.446                  26
     From 1/1/03 to 12/31/03                                                $1.446                $2.126                  23

     From 1/1/04 to 12/31/04                                                $2.126                $2.735                  31


WANGER SELECT
====================================================================================================================================
     From 8/24/01* to 12/31/01                                              $2.000                $2.161                  53
     From 1/1/02 to 12/31/02                                                $2.161                $1.971                  43
     From 1/1/03 to 12/31/03                                                $1.971                $2.545                  34

     From 1/1/04 to 12/31/04                                                $2.545                $2.998                  26


WANGER U.S. SMALLER COMPANIES
====================================================================================================================================
     From 7/19/01* to 12/31/01                                              $2.000                $2.021                  55
     From 1/1/02 to 12/31/02                                                $2.021                $1.660                  81
     From 1/1/03 to 12/31/03                                                $1.660                $2.347                  69

     From 1/1/04 to 12/31/04                                                $2.347                $2.743                  61


* Date subaccount began operations.

APPENDIX D - ILLUSTRATIONS OF ANNUITY PAYMENTS ASSUMING HYPOTHETICAL RATES OF
-----------------------------------------------------------------------------
RETURN
-------

  The following illustrations have been prepared to show how investment performance affects Variable Annuity Payments over time. The monthly Annuity Payments reflect three different assumptions for a constant investment return before all expenses: 0%, 6% and 12%. These are hypothetical rates of return and we do not guarantee that the Contract would earn these returns for any one-year or sustained period of time. The tables are for illustrative purposes only and do not represent past or future investment returns.

  The monthly Annuity Payments may be more or less than shown if the actual returns of the subaccounts are different than those illustrated. Since it is very likely that investment returns will fluctuate over time, the amount of Variable Annuity Payments will also fluctuate. The amount of Annuity Payments received will depend on cumulative investment returns, how long the Annuitant lives and the Payment Option chosen.

  The Assumed Interest Rate will also affect the amount of Variable Annuity Payments. Payments will increase from one Payment Calculation Date to the next if the net investment factor is greater than the Assumed Interest Rate, and will decrease if the net investment factor is less than the Assumed Interest Rate.

  Each of the following illustrations has a different Assumed Interest Rate. The Assumed Interest Rates of 2.5% (available only if the Guaranteed Minimum Payment Rider is elected), 3%, 5% and 6% are highlighted on each illustration page.

  The monthly Annuity Payments reflect the deduction of all fees and expenses. Actual fund fees and expenses will vary from year to year and may be higher or lower than the assumed rate. The illustrations assume that each fund will incur expenses at an average annual rate of 0.99% of the average daily net assets. This is a weighted average of the fund expenses shown in the annual fund expense table on pages 4 and 5. While the expense reimbursement arrangements described on pages 4 and 5 are expected to continue at least through 2004, discontinuing one or more of such arrangements will increase the expenses of the fund. Increased fund expenses will reduce performance and reduce monthly payments. The risk and administrative fee is calculated in aggregate, at an annual rate of 1.25% of the average daily net assets of the subaccounts. After taking these fees and expenses into account, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates of -2.22%, 3.71% and 9.63%, respectively. For the purpose of the illustrations, the $24 annual payment charge is taken as a $2 deduction from each Variable Annuity Payment.

--------------------------------------------------------------------------------
                              PHOENIX INCOME CHOICE



                   INITIAL ANNUITY START DATE:  JANUARY 1, 2005


      INITIAL VARIABLE ANNUITY PAYMENT AMOUNT:  $1,000

                               PAYMENT OPTION:  20 YEAR SPECIFIED PERIOD

                  FREQUENCY OF ANNUITY INCOME:  ANNUALLY


--------------------------------------------------------------------------------
                        ASSUMED INTEREST RATE:  2.5%
--------------------------------------------------------------------------------

                          AVERAGE EXPENSE FEE:  0.29%


                  RISK AND ADMINISTRATIVE FEE:  2.25%

--------------------------------------------------------------------------------

      ANNUAL RATE OF INTEREST BEFORE EXPENSES:    0.00%       6.00%      12.00%
       ANNUAL RATE OF INTEREST AFTER EXPENSES:   -2.51%       3.36%       9.23%


   PAYMENT CALCULATION DATE                      ANNUAL PAYMENTS
--------------------------------------------------------------------------------

         January 1, 2005                        $1,000      $1,000      $1,000
         January 1, 2006                        $1,000      $1,008      $1,066
         January 1, 2007                        $1,000      $1,017      $1,136
         January 1, 2008                        $1,000      $1,025      $1,210
         January 1, 2009                        $1,000      $1,034      $1,289
         January 1, 2010                        $1,000      $1,043      $1,374
         January 1, 2011                        $1,000      $1,051      $1,464
         January 1, 2012                          $951      $1,060      $1,560
         January 1, 2013                          $905      $1,069      $1,663
         January 1, 2014                          $860      $1,078      $1,772
         January 1, 2015                          $818      $1,087      $1,888
         January 1, 2016                          $778      $1,096      $2,012
         January 1, 2017                          $740      $1,105      $2,144
         January 1, 2018                          $704      $1,115      $2,284
         January 1, 2019                          $670      $1,124      $2,434
         January 1, 2020                          $637      $1,133      $2,594
         January 1, 2021                          $606      $1,143      $2,764
         January 1, 2022                          $576      $1,152      $2,946
         January 1, 2023                          $548      $1,162      $3,139
         January 1, 2024                          $521      $1,172      $3,345

--------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.

--------------------------------------------------------------------------------
                        PHOENIX INCOME CHOICE



                   INITIAL ANNUITY START DATE:  JANUARY 1, 2005


      INITIAL VARIABLE ANNUITY PAYMENT AMOUNT:  $1,000
                               PAYMENT OPTION:  20 YEAR SPECIFIED PERIOD

                  FREQUENCY OF ANNUITY INCOME:  ANNUALLY

--------------------------------------------------------------------------------

                        ASSUMED INTEREST RATE:  3.00%
--------------------------------------------------------------------------------

                          AVERAGE EXPENSE FEE:  0.98%


                  RISK AND ADMINISTRATIVE FEE:  1.25%

--------------------------------------------------------------------------------

      ANNUAL RATE OF INTEREST BEFORE EXPENSES:    0.00%       6.00%      12.00%
       ANNUAL RATE OF INTEREST AFTER EXPENSES:   -2.21%       3.72%       9.64%


        PAYMENT CALCULATION DATE                      ANNUAL PAYMENTS
--------------------------------------------------------------------------------

          January 1, 2005                       $1,000      $1,000      $1,000
          January 1, 2006                         $949      $1,007      $1,064
          January 1, 2007                         $901      $1,014      $1,133
          January 1, 2008                         $856      $1,021      $1,206
          January 1, 2009                         $813      $1,028      $1,284
          January 1, 2010                         $771      $1,035      $1,367
          January 1, 2011                         $732      $1,042      $1,455
          January 1, 2012                         $695      $1,050      $1,549
          January 1, 2013                         $660      $1,057      $1,649
          January 1, 2014                         $627      $1,064      $1,755
          January 1, 2015                         $595      $1,072      $1,868
          January 1, 2016                         $565      $1,079      $1,988
          January 1, 2017                         $536      $1,087      $2,117
          January 1, 2018                         $509      $1,094      $2,253
          January 1, 2019                         $483      $1,102      $2,398
          January 1, 2020                         $459      $1,109      $2,553
          January 1, 2021                         $436      $1,117      $2,718
          January 1, 2022                         $414      $1,125      $2,893
          January 1, 2023                         $393      $1,133      $3,079
          January 1, 2024                         $373      $1,141      $3,278

--------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.

--------------------------------------------------------------------------------
                              PHOENIX INCOME CHOICE


                   INITIAL ANNUITY START DATE:  JANUARY 1, 2004

      INITIAL VARIABLE ANNUITY PAYMENT AMOUNT:  $1,000
                               PAYMENT OPTION:  20 YEAR SPECIFIED PERIOD

                  FREQUENCY OF ANNUITY INCOME:  ANNUALLY

                        ASSUMED INTEREST RATE:  5.00%

--------------------------------------------------------------------------------

                          AVERAGE EXPENSE FEE:  0.98%

--------------------------------------------------------------------------------
                  RISK AND ADMINISTRATIVE FEE:  1.25%


--------------------------------------------------------------------------------

      ANNUAL RATE OF INTEREST BEFORE EXPENSES:    0.00%       6.00%      12.00%
       ANNUAL RATE OF INTEREST AFTER EXPENSES:   -2.21%       3.72%       9.64%


        PAYMENT CALCULATION DATE                      ANNUAL PAYMENTS
--------------------------------------------------------------------------------

          January 1, 2005                       $1,000      $1,000      $1,000
          January 1, 2006                         $931        $988      $1,044
          January 1, 2007                         $867        $976      $1,090
          January 1, 2008                         $808        $964      $1,139
          January 1, 2009                         $752        $952      $1,189
          January 1, 2010                         $701        $940      $1,241
          January 1, 2011                         $653        $929      $1,296
          January 1, 2012                         $608        $917      $1,354
          January 1, 2013                         $566        $906      $1,413
          January 1, 2014                         $527        $895      $1,476
          January 1, 2015                         $491        $884      $1,541
          January 1, 2016                         $457        $873      $1,609
          January 1, 2017                         $426        $863      $1,680
          January 1, 2018                         $397        $852      $1,755
          January 1, 2019                         $369        $842      $1,832
          January 1, 2020                         $344        $831      $1,913
          January 1, 2021                         $320        $821      $1,998
          January 1, 2022                         $298        $811      $2,086
          January 1, 2023                         $278        $801      $2,178
          January 1, 2024                         $259        $791      $2,275

--------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.

--------------------------------------------------------------------------------
                              PHOENIX INCOME CHOICE


                   INITIAL ANNUITY START DATE:  JANUARY 1, 2004

      INITIAL VARIABLE ANNUITY PAYMENT AMOUNT:  $1,000

                               PAYMENT OPTION:  20 YEAR SPECIFIED PERIOD

                  FREQUENCY OF ANNUITY INCOME:  ANNUALLY

--------------------------------------------------------------------------------

                        ASSUMED INTEREST RATE:  6.00%
--------------------------------------------------------------------------------
                          AVERAGE EXPENSE FEE:  0.98%


                  RISK AND ADMINISTRATIVE FEE:  1.25%
--------------------------------------------------------------------------------

      ANNUAL RATE OF INTEREST BEFORE EXPENSES:    0.00%       6.00%      12.00%
       ANNUAL RATE OF INTEREST AFTER EXPENSES:   -2.21%       3.72%       9.64%


         PAYMENT CALCULATION DATE                       ANNUAL PAYMENTS
--------------------------------------------------------------------------------

             January 1, 2005                    $1,000      $1,000      $1,000
             January 1, 2006                      $923        $978      $1,034
             January 1, 2007                      $851        $957      $1,070
             January 1, 2008                      $785        $937      $1,107
             January 1, 2009                      $724        $917      $1,145
             January 1, 2010                      $668        $897      $1,184
             January 1, 2011                      $616        $877      $1,225
             January 1, 2012                      $569        $859      $1,267
             January 1, 2013                      $525        $840      $1,310
             January 1, 2014                      $484        $822      $1,355
             January 1, 2015                      $447        $804      $1,402
             January 1, 2016                      $412        $787      $1,450
             January 1, 2017                      $380        $770      $1,500
             January 1, 2018                      $351        $753      $1,551
             January 1, 2019                      $323        $737      $1,605
             January 1, 2020                      $298        $721      $1,660
             January 1, 2021                      $275        $706      $1,717
             January 1, 2022                      $254        $690      $1,776
             January 1, 2023                      $234        $676      $1,837
             January 1, 2024                      $216        $661      $1,900

--------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.

                                     PART B

                            PHOENIX INCOME CHOICE(R)

                         PHL VARIABLE INSURANCE COMPANY
              PHL VARIABLE ACCUMULATION ACCOUNT (SEPARATE ACCOUNT)
          SINGLE PREMIUM IMMEDIATE FIXED AND VARIABLE ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                      PHL VARIABLE INSURANCE COMPANY
PHL Variable Insurance Company                       ANNUITY OPERATIONS DIVISION
One American Row                                                   P.O. Box 8027
Hartford, Connecticut                           Boston, Massachusetts 02266-8027



                                   May 1, 2005

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2005. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800-541-0171.



                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

PHL Variable Insurance Company..........................................     2

Underwriter.............................................................     2

Performance History for Contracts.......................................     2

Calculation of Yield and Return.........................................     5

Calculation of Annuity Payments ........................................     6

Experts ................................................................     6

Separate Account Financial Statements...................................  SA-1

Company Financial Statements............................................   F-1

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------

    PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut. Our main administrative office is at 100 Bright Meadow Boulevard in Enfield, Connecticut.

    We are an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix").

UNDERWRITER
--------------------------------------------------------------------------------

Phoenix Equity Planning Corporation (PEPCO), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne by PHL Variable.

PERFORMANCE HISTORY FOR CONTRACTS
--------------------------------------------------------------------------------
    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period (net investment income) and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its average annual total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which vary by state).

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.


                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 1, 2004

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        SINCE
                         SUBACCOUNT                            INCEPTION        1YR           5YR          10YR       INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                          12/7/1994       12.23%        -4.65%        6.31%         6.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                      12/20/1999      -4.13%       -11.26%                    -10.27%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                          8/12/2002       -6.20%                                   17.90%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series               7/14/1997        1.42%        -5.60%                      2.94%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series             5/1/1995       25.97%        21.98%                     15.60%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                         12/7/1994       -3.38%       -13.40%        3.58%         3.52%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                       3/2/1998        2.06%        -3.19%                      2.68%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                       8/15/2000        1.28%                                   -9.36%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                   12/7/1994       -0.92%         1.24%        7.95%         7.98%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                            3/2/1998        4.46%         1.55%                      5.95%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                            12/7/1994       -7.47%         0.63%        2.51%         2.52%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series               12/7/1994       -1.54%         6.90%        7.64%         7.52%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series             6/2/2003       -3.02%                                    0.18%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                          8/12/2002       -3.10%                                    5.00%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                   8/12/2002       17.08%                                   16.18%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series              8/12/2002        7.37%                                   13.28%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                 12/20/1999      -3.68%        -1.88%                     -1.06%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                    8/15/2000        1.62%                                  -19.10%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                  3/2/1998       11.86%        15.59%                      7.26%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series               11/20/2000      14.10%                                   16.22%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                            3/2/1998       -1.65%        -6.41%                      3.61%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                          1/29/1996       -2.92%       -11.30%                      5.15%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                             3/30/2001       -1.75%                                   -1.92%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                              12/1/2004                                                -5.35%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                   3/30/2001       -2.59%                                   -4.77%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                       6/5/2000       -0.20%                                  -11.62%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II               7/15/1999       -4.73%         4.70%                      4.35%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                             7/15/1999        2.04%         2.89%                      2.39%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                     6/5/2000        6.86%                                    0.23%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                              6/5/2000       -1.32%                                   -6.74%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                            6/5/2000       -5.07%                                   -9.95%
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                          5/1/2000        4.18%                                    6.75%
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets Securities Fund           5/1/1997       16.11%         1.63%                     -1.72%
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund                      5/1/1997       10.01%        -1.00%                      4.44%
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund                 5/1/1997        7.23%         3.76%                      7.13%
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund                       5/1/2000        7.54%                                    3.90%
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                       4/29/2005        N/A
-----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                       4/15/2005        N/A
-----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                    4/15/2005        N/A
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                        4/15/2005        N/A
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                  6/2/2003      -18.00%                                   -8.30%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                  6/2/2003        6.15%                                   18.88%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                       6/2/2003        2.29%                                   12.20%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                          7/15/1999       10.54%        -6.63%                     -3.07%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                              10/29/2001       2.17%                                    2.65%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                           12/20/1999      -9.71%       -23.48%                    -22.08%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                     2/1/1999       15.74%        -0.48%                     10.57%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                  5/1/1995       21.60%        -2.93%                     15.02%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                   2/1/1999       10.78%         9.62%                     13.57%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                   5/1/1995        9.81%         5.74%                     14.90%
-----------------------------------------------------------------------------------------------------------------------------------


*The date that the subaccount was added to the Separate Account.
The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees annual contract fee, risk and administrative charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one and five years respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.


                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 1, 2004

------------------------------------------------------------------------------------------------------------------------------------
                  SUBACCOUNT                      1995    1996    1997    1998    1999     2000     2001     2002     2003     2004
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series             8.24%  17.18%  10.66%  26.35%  27.91%  -16.86%  -25.00%  -15.87%   30.22%   19.27%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                                -12.28%  -24.81%  -29.73%   19.32%    2.91%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                                51.47%    0.84%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                         30.05%  17.36%  -12.57%  -13.01%  -24.64%   24.65%    8.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      31.46%  20.55% -22.19%   3.48%   29.18%    5.28%   10.68%   36.54%   33.01%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series           29.27%  11.18%  19.59%  28.41%  28.08%  -18.81%  -35.41%  -25.75%   24.91%    3.66%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                                        15.56%   -7.77%   -9.32%  -23.48%   25.87%    9.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                          -27.65%  -29.70%   44.59%    8.32%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series     16.78%   7.70%  19.25%  19.30%   9.88%   -0.66%    0.59%  -12.68%   18.37%    6.12%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                              22.79%   30.55% -18.99%  -22.91%   22.33%   11.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series               4.39%   3.72%   3.88%   3.79%   3.52%    4.72%    2.52%    0.15%   -0.57%   -0.47%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series 22.02%  11.02%   9.71%  -5.34%   4.15%    5.16%    4.76%    8.62%   13.14%    5.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                                                                            4.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                                17.61%    3.94%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                         18.78%   24.12%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                    28.19%   14.41%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                            -6.73%   -7.16%  -16.56%   25.81%    3.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern NASDAQ-100 Index(R) Series                                                       -33.91%  -38.36%   46.99%    8.66%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                  -11.40%   15.46%   21.45%   -9.69%   39.21%   18.90%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                                   14.31%   -9.68%   42.06%   21.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                             43.84%   12.34%  -26.07%  -33.34%   27.22%    5.39%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                            15.73%  42.91%  53.09%  -12.57%  -28.28%  -35.79%   35.55%    4.12%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund               34.01%  16.11%  12.10%  17.82%  42.82%  -12.01%  -24.24%  -25.30%   27.90%    5.29%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                          -12.21%   25.74%   12.40%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                     34.56%  13.58%  22.15%  30.76%  28.29%  -15.71%  -13.66%  -31.13%   23.52%    4.45%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                10.63%  18.19%  55.87%  75.85%  -25.78%  -16.99%  -34.74%   33.04%    6.84%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II  7.42%   2.90%   7.23%   6.32%  -1.83%    9.61%    5.69%    7.68%    1.09%    2.31%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II               18.89%  12.88%  12.42%   1.42%   1.05%  -10.15%    0.10%    0.12%   20.69%    9.08%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                              28.33%  22.61%   -7.87%  -13.47%  -10.56%   26.75%   13.90%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                       22.96%   2.89%  -18.21%  -15.52%  -22.89%   28.04%    5.72%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                     37.65%  35.58%  -12.17%  -18.76%  -31.07%   31.12%    1.97%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares Securities Fund                           15.98%  -1.43%  12.17%   11.85%    5.70%  -12.91%   23.58%   11.22%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Developing Markets
Securities Fund                                                 -30.26% -22.03%  51.40%  -32.89%   -9.24%   -1.40%   51.08%   23.15%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Foreign Securities Fund       14.05%  22.21%  12.25%   7.69%  21.72%   -3.58%  -17.05%  -19.58%   30.56%   17.05%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Global Asset Allocation Fund  20.75%  17.11%  13.86%   4.78%  21.03%   -1.19%  -11.08%   -5.58%   30.31%   14.27%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Growth Securities Fund        11.05%  19.47%  11.81%   7.35%  19.34%    0.22%   -2.54%  -19.51%   30.49%   14.58%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Value Series                                 -4.42%   3.82%   19.55%   17.15%  -18.70%   35.52%   13.46%
------------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                                     6.58%   16.54%    6.54%
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                      28.21%  17.90%  23.11%  11.48%  15.29%   14.34%   -7.88%  -19.05%   29.39%   11.25%
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                                   50.55%    6.70%  -10.91%   23.21%   22.50%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                               -11.78%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                           28.45%  21.73%  -21.29%  -24.54%  -36.52%   37.46%   13.19%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                            28.28%    9.33%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                    20.09%  26.05%  -17.69%  -25.63%  -22.58%   31.69%   17.58%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                        27.12%  18.89%  -10.36%  -13.30%  -23.29%   26.56%    9.21%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                     -24.54%  -49.50%  -49.61%   45.93%   -2.87%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                               -2.80%  -27.54%  -16.35%   39.47%   22.78%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                           30.39%  -2.69%  14.89% 123.71%  -28.75%  -22.26%  -14.91%   47.01%   28.64%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                              8.10%    7.72%   -8.77%   29.09%   17.82%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                            44.80%  27.83%   7.34%  23.53%   -9.30%    9.99%  -17.85%   41.43%   16.85%
------------------------------------------------------------------------------------------------------------------------------------

           Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a risk and administrative fee equal to 1.25% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:

The following is an example of how return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are calculated:

Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the
   period:.......................................     1.000000
Value of the same account (excluding capital

   changes) at the end of the 7-day period:......     1.000047
Calculation:

   Ending account value..........................     1.000047
   Less beginning account value..................     1.000000
   Net change in account value...................     0.000047

Base period return:

   (adjusted change/beginning account value).....     0.000047
Current yield = return x (365/7) =...............        0.25%
Effective yield = [(1 + return)(365/7)] -1 =.....        0.25%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1)  We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II       =     a hypothetical initial payment of $1,000
    R        =     average annual total return for the period
    n        =     number of years in the period
    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for one, five and ten-year periods for each subaccount. If a subaccount has not been available for at least ten years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM) (1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) (S&P 500)(2)

-----------------

(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for factors such as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Financial World
    Forbes
    Fortune
    Investor's Business Daily
    Money
    Personal Investor
    Registered Representative
    The New York Times
    The Wall Street Journal
    U.S. News and World Report

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    S&P 500

    We may use historical performance of the subaccounts, the S&P 500, or other recognized investment benchmark portfolio to illustrate periodic annuity income amounts. We will reflect the 1.40% Risk and Administrative Fee and actual or assumed subaccount expenses in all illustrations.

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See the prospectus section titled "The Annuity Period" for a description of the payment options.

    You elect a payment option when you purchase your contract as described in your prospectus. You may not change the payment option after the contract has been issued.

    On the contract date, the number of annuity units is set. The number of annuity units for each subaccount and/or the FIA is equal to (a) multiplied by
(b) divided by (c).

(a) is the portion of the premium allocated to the subaccount of FIA;
(b) is the applicable payment option rate; and
(c) is the annuity unit value of the subaccount or FIA.

    Thereafter, the number of annuity units in each subaccount and/or FIA remains unchanged unless one of the following occurs:

1. you make transfers to or from the subaccount;
2. you make withdrawals from the subaccount or FIA; or
3. you change the period certain under Payment Option E - Annuity for a Specified Period Certain.

    The annuity payment is equal to the number of annuity units in each subaccount and/or FIA multiplied by the annuity unit value on the payment calculation date. Variable annuity payments vary with the investment experience of the subaccounts. Payments may be either higher or lower than the previous payment.

EXPERTS
--------------------------------------------------------------------------------
    The financial statements of PHL Variable Accumulation Account (Phoenix Income Choice(R)) at December 31, 2004, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.

A N N U A L  R E P O R T

                            Phoenix Income Choice(R)

                                                  V a r i a b l e  A n n u i t y


               P H L   V A R I A B L E   A C C U M U L A T I O N   A C C O U N T
                                                               DECEMBER 31, 2004











                                [LOGO] PHOENIX(R)

                  VA0156AR (C) 2005 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004

                                                            PHOENIX-                            PHOENIX-ALGER     PHOENIX-ALLIANCE/
                                                            ABERDEEN          PHOENIX-AIM         SMALL-CAP           BERNSTEIN
                                                          INTERNATIONAL         GROWTH             GROWTH           ENHANCED INDEX
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       101,197    $       185,635    $        64,268     $       213,611
                                                        =================  =================  =================   =================
     Investment at market                                $       117,781    $       163,997    $        67,363     $       228,565
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            117,781            163,997             67,363             228,565
LIABILITIES
     Accrued expenses                                                119                176                 67                 250
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       117,662    $       163,821    $        67,296     $       228,315
                                                        =================  =================  =================   =================
Contract units in payout (annuitization) period                   49,180            108,318             21,950             118,411
                                                        =================  =================  =================   =================
Unit value                                               $      2.392499    $      1.512425    $      3.065944     $      1.928144
                                                        =================  =================  =================   =================


                                                        PHOENIX-ALLIANCE/
                                                            BERNSTEIN
                                                          ENHANCED INDEX                                              PHOENIX-
                                                           SERIES WITH       PHOENIX-DUFF &       PHOENIX-            ENGEMANN
                                                            GUARANTEED        PHELPS REAL         ENGEMANN           GROWTH AND
                                                             MINIMUM       ESTATE SECURITIES    CAPITAL GROWTH         INCOME
                                                          PAYMENT RIDER       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $    31,327,477    $       157,073    $        46,725     $       201,012
                                                        =================  =================  =================   =================
     Investment at market                                $    36,810,660    $       224,332    $        39,062     $       219,585
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                         36,810,660            224,332             39,062             219,585
LIABILITIES
     Accrued expenses                                             69,499                231                 41                 221
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $    36,741,161    $       224,101    $        39,021     $       219,364
                                                        =================  =================  =================   =================
Contract units in payout (annuitization) period               19,753,812             54,062             23,331             109,828
                                                        =================  =================  =================   =================
Unit value                                               $      1.859953    $      4.145301    $      1.672473     $      1.997341
                                                        =================  =================  =================   =================

                                                            PHOENIX-          PHOENIX-
                                                            ENGEMANN          ENGEMANN             PHOENIX-            PHOENIX-
                                                            SMALL-CAP         STRATEGIC         ENGEMANN VALUE       GOODWIN MONEY
                                                             GROWTH           ALLOCATION            EQUITY              MARKET
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $         3,319    $       523,884    $       271,216     $       372,200
                                                        =================  =================  =================   =================
     Investment at market                                $         3,447    $       534,635    $       266,909     $       372,200
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                              3,447            534,635            266,909             372,200
LIABILITIES
     Accrued expenses                                                  4                550                272                 394
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $         3,443    $       534,085    $       266,637     $       371,806
                                                        =================  =================  =================   =================
Contract units in payout (annuitization) period                    1,762            242,341            140,536             185,517
                                                        =================  =================  =================   =================
Unit value                                               $      1.953799    $      2.203860    $      1.897289     $      2.004165
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                   (CONTINUED)


                                                             PHOENIX-
                                                          GOODWIN MONEY        PHOENIX-          PHOENIX-
                                                          MARKET SERIES      GOODWIN MULTI-    GOODWIN MULTI-
                                                         WITH GUARANTEED     SECTOR FIXED      SECTOR SHORT        PHOENIX-KAYNE
                                                             MINIMUM            INCOME           TERM BOND        RISING DIVIDENDS
                                                          PAYMENT RIDER       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        96,153    $       354,309    $        33,046     $        40,687
                                                        =================  =================  =================   =================
     Investment at market                                $        96,153    $       371,327    $        33,621     $        41,054
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             96,153            371,327             33,621              41,054
LIABILITIES
     Accrued expenses                                                276                398                 36                  43
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        95,877    $       370,929    $        33,585     $        41,011
                                                        =================  =================  =================   =================
Contract units in payout (annuitization) period                   49,691            139,933             31,589              17,458
                                                        =================  =================  =================   =================
Unit value                                               $      1.929478    $      2.650752    $      1.063194     $      2.349042
                                                        =================  =================  =================   =================


                                                          PHOENIX-LAZARD      PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD
                                                          INTERNATIONAL       ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP
                                                          EQUITY SELECT        DEBENTURE            VALUE                VALUE
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       182,447    $        68,447    $       147,076     $         9,241
                                                        =================  =================  =================   =================
     Investment at market                                $       209,738    $        69,844    $       162,200     $        11,618
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            209,738             69,844            162,200              11,618
LIABILITIES
     Accrued expenses                                                200                 74                156                  14
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       209,538    $        69,770    $       162,044     $        11,604
                                                        =================  =================  =================   =================
Contract units in payout (annuitization) period                   74,947             26,471             57,342               3,865
                                                        =================  =================  =================   =================
Unit value                                               $      2.795817    $      2.635783    $      2.825910     $      3.002474
                                                        =================  =================  =================   =================

                                                                               PHOENIX-
                                                                               NORTHERN        PHOENIX-SANFORD     PHOENIX-SANFORD
                                                            PHOENIX-          NASDAQ-100        BERNSTEIN MID-     BERNSTEIN SMALL-
                                                         NORTHERN DOW 30       INDEX(R)           CAP VALUE           CAP VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       296,341    $       107,974    $       187,688     $        35,533
                                                        =================  =================  =================   =================
     Investment at market                                $       324,907    $       154,943    $       241,195     $        48,887
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            324,907            154,943            241,195              48,887
LIABILITIES
     Accrued expenses                                                342                164                250                  52
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       324,565    $       154,779    $       240,945     $        48,835
                                                        =================  =================  =================   =================
Contract units in payout (annuitization) period                  158,952             83,997             71,964              14,853
                                                        =================  =================  =================   =================
Unit value                                               $      2.041909    $      1.842674    $      3.348160     $      3.287977
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                   (CONTINUED)


                                                          PHOENIX-SENECA     PHOENIX-SENECA   AIM V.I. CAPITAL    AIM V.I. MID-CAP
                                                          MID-CAP GROWTH    STRATEGIC THEME     APPRECIATION         CORE EQUITY
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        87,750    $        14,950    $        68,875     $       176,504
                                                        =================  =================  =================   =================
     Investment at market                                $        78,592    $        11,823    $        76,407     $       172,178
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             78,592             11,823             76,407             172,178
LIABILITIES
     Accrued expenses                                                 76                 12                 74                 162
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        78,516    $        11,811    $        76,333     $       172,016
                                                        =================  =================  =================   =================
Contract units in payout (annuitization) period                   52,098              7,911             41,005             169,227
                                                        =================  =================  =================   =================
Unit value                                               $      1.507097    $      1.492971    $      1.861534     $      1.016476
                                                        =================  =================  =================   =================

                                                                                               FEDERATED FUND      FEDERATED HIGH
                                                                             ALGER AMERICAN       FOR U.S.          INCOME BOND
                                                         AIM V.I. PREMIER       LEVERAGED        GOVERNMENT           FUND II --
                                                             EQUITY              ALLCAP         SECURITIES II      PRIMARY SHARES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        34,032    $       143,429    $       667,443     $        56,354
                                                        =================  =================  =================   =================
     Investment at market                                $        35,117    $       135,732    $       681,035     $        63,054
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             35,117            135,732            681,035              63,054
LIABILITIES
     Accrued expenses                                                 29                141                705                  68
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        35,088    $       135,591    $       680,330     $        62,986
                                                        =================  =================  =================   =================
Contract units in payout (annuitization) period                   21,038             78,034            296,736              24,180
                                                        =================  =================  =================   =================
Unit value                                               $      1.667871    $      1.737570    $      2.292713     $      2.604897
                                                        =================  =================  =================   =================

                                                                               VIP GROWTH                          MUTUAL SHARES
                                                         VIP CONTRAFUND(R)    OPPORTUNITIES      VIP GROWTH          SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        91,901    $        61,986    $       103,991     $        52,788
                                                        =================  =================  =================   =================
     Investment at market                                $       120,983    $        67,631    $       109,625     $        63,012
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            120,983             67,631            109,625              63,012
LIABILITIES
     Accrued expenses                                                129                 72                109                  67
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       120,854    $        67,559    $       109,516     $        62,945
                                                        =================  =================  =================   =================
Contract units in payout (annuitization) period                   48,454             34,243             64,516              26,942
                                                        =================  =================  =================   =================
Unit value                                               $      2.494202    $      1.972950    $      1.697495     $      2.336324
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                                   (CONTINUED)



                                                           TEMPLETON          TEMPLETON                              SCUDDER VIT
                                                            FOREIGN            GROWTH           RYDEX VARIABLE     EAFE(R) EQUITY
                                                           SECURITIES         SECURITIES          TRUST JUNO            INDEX
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        35,951    $        73,013    $        49,428     $        46,905
                                                        =================  =================  =================   =================
     Investment at market                                $        41,430    $        86,730    $        44,516     $        53,538
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             41,430             86,730             44,516              53,538
LIABILITIES
     Accrued expenses                                                 38                 91                 47                  56
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        41,392    $        86,639    $        44,469     $        53,482
                                                        =================  =================  =================   =================
Contract units in payout (annuitization) period                   18,413             36,538             47,933              25,082
                                                        =================  =================  =================   =================
Unit value                                               $      2.247945    $      2.371154    $      0.927719     $      2.132320
                                                        =================  =================  =================   =================

                                                                              SCUDDER VIT
                                                                            EQUITY 500 INDEX
                                                           SCUDDER VIT        SERIES WITH                               WANGER
                                                           EQUITY 500         GUARANTEED                            INTERNATIONAL
                                                             INDEX              MINIMUM           TECHNOLOGY            SELECT
                                                           SUBACCOUNT        PAYMENT RIDER        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        47,066    $     1,002,065    $         2,079     $         2,832
                                                        =================  =================  =================   =================
     Investment at market                                $        57,011    $     1,057,808    $         1,557     $         3,684
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             57,011          1,057,808              1,557               3,684
LIABILITIES
     Accrued expenses                                                 60              1,672                  2                   4
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        56,951    $     1,056,136    $         1,555     $         3,680
                                                        =================  =================  =================   =================
Contract units in payout (annuitization) period                   25,245            978,655              1,218               1,493
                                                        =================  =================  =================   =================
Unit value                                               $      2.255912    $      1.079171    $      1.276454     $      2.466353
                                                        =================  =================  =================   =================



                                                              WANGER                             WANGER U.S.
                                                          INTERNATIONAL         WANGER            SMALLER
                                                            SMALL CAP           SELECT           COMPANIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------
ASSETS
     Investment at cost                                  $        61,173    $        51,174    $       123,999
                                                        =================  =================  =================
     Investment at market                                $        85,714    $        79,142    $       166,215
                                                        -----------------  -----------------  -----------------
         Total assets                                             85,714             79,142            166,215
LIABILITIES
     Accrued expenses                                                 85                 81                167
                                                        -----------------  -----------------  -----------------
NET ASSETS                                               $        85,629    $        79,061    $       166,048
                                                        =================  =================  =================
Contract units in payout (annuitization) period                   31,309             26,368             60,542
                                                        =================  =================  =================
Unit value                                               $      2.734930    $      2.998343    $      2.742689
                                                        =================  =================  =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                            PHOENIX-                            PHOENIX-ALGER     PHOENIX-ALLIANCE/
                                                            ABERDEEN          PHOENIX-AIM         SMALL-CAP           BERNSTEIN
                                                          INTERNATIONAL         GROWTH             GROWTH           ENHANCED INDEX
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         2,763    $           153    $             -     $         3,068
Expenses
     Mortality and expense fees                                    1,210              2,474                521               2,538
     Indexing (gain) loss                                             36                 34                 11                  41
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       1,517             (2,355)              (532)                489
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   4,761             (1,240)               728               1,025
Net realized gain distribution from Fund                               -                  -                501                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                12,123              6,434              3,606              15,422
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     16,884              5,194              4,835              16,447
Net increase (decrease) in net assets resulting from
     operations                                          $        18,401    $         2,839    $         4,303     $        16,936
                                                        =================  =================  =================   =================

                                                        PHOENIX-ALLIANCE/
                                                           BERNSTEIN
                                                         ENHANCED INDEX                                                PHOENIX-
                                                          SERIES WITH        PHOENIX-DUFF &        PHOENIX-            ENGEMANN
                                                           GUARANTEED         PHELPS REAL          ENGEMANN           GROWTH AND
                                                            MINIMUM        ESTATE SECURITIES    CAPITAL GROWTH          INCOME
                                                          PAYMENT RIDER        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $       508,735    $         4,761    $           360     $         2,018
Expenses
     Mortality and expense fees                                  754,349              2,385                774               1,634
     Indexing (gain) loss                                         15,455                 97                  9                  31
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                    (261,069)             2,279               (423)                353
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   5,423              5,465             (7,523)                (48)
Net realized gain distribution from Fund                               -             17,824                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                             2,696,680             31,211              8,739              16,842
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                  2,702,103             54,500              1,216              16,794
Net increase (decrease) in net assets resulting from
     operations                                          $     2,441,034    $        56,779    $           793     $        17,147
                                                        =================  =================  =================   =================

                                                            PHOENIX-           PHOENIX-
                                                            ENGEMANN           ENGEMANN            PHOENIX-           PHOENIX-
                                                            SMALL-CAP          STRATEGIC        ENGEMANN VALUE      GOODWIN MONEY
                                                             GROWTH            ALLOCATION           EQUITY             MARKET
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $        13,191    $         2,312     $         6,830
Expenses
     Mortality and expense fees                                       70              6,004              3,310              13,197
     Indexing (gain) loss                                             (3)                81                 60                  91
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         (67)             7,106             (1,058)             (6,458)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   1,304             (1,026)            (2,300)                  -
Net realized gain distribution from Fund                               -             13,473                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                  (526)             7,133             31,040                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                        778             19,580             28,740                   -
Net increase (decrease) in net assets resulting from
     operations                                          $           711    $        26,686    $        27,682     $        (6,458)
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements
                                     SA-5

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                         PHOENIX-GOODWIN
                                                           MONEY MARKET        PHOENIX-           PHOENIX-
                                                           SERIES WITH       GOODWIN MULTI-     GOODWIN MULTI-
                                                            GUARANTEED       SECTOR FIXED        SECTOR SHORT       PHOENIX-KAYNE
                                                             MINIMUM            INCOME            TERM BOND        RISING DIVIDENDS
                                                          PAYMENT RIDER       SUBACCOUNT        SUBACCOUNT(3)        SUBACCOUNT(2)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         6,267    $        19,818    $           987     $           571
Expenses
     Mortality and expense fees                                   22,990              4,071                262                 421
     Indexing (gain) loss                                            257                 44                  3                   6
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                     (16,980)            15,703                722                 144
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       -              1,521                 39                   3
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                     -              3,989                575                 367
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                          -              5,510                614                 370
Net increase (decrease) in net assets resulting from
     operations                                          $       (16,980)   $        21,213    $         1,336     $           514
                                                        =================  =================  =================   =================

                                                         PHOENIX-LAZARD                          PHOENIX-LORD       PHOENIX-LORD
                                                          INTERNATIONAL     PHOENIX-LAZARD       ABBETT BOND-      ABBETT LARGE-CAP
                                                          EQUITY SELECT     SMALL-CAP VALUE       DEBENTURE             VALUE
                                                           SUBACCOUNT        SUBACCOUNT(5)      SUBACCOUNT(1)        SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         1,212    $             -    $         2,891     $         1,071
Expenses
     Mortality and expense fees                                      876                 13                570                 794
     Indexing (gain) loss                                             27                 (3)                 8                  19
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         309                (10)             2,313                 258
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   1,093                408                (83)              1,232
Net realized gain distribution from Fund                           1,050                  -                911                 447
Net change in unrealized appreciation (depreciation)
     on investment                                                26,482                  -              1,397              14,240
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     28,625                408              2,225              15,919
Net increase (decrease) in net assets resulting from
     operations                                          $        28,934    $           398    $         4,538     $        16,177
                                                        =================  =================  =================   =================

                                                                                                   PHOENIX-
                                                          PHOENIX-LORD                             NORTHERN        PHOENIX-SANFORD
                                                         ABBETT MID-CAP         PHOENIX-          NASDAQ-100        BERNSTEIN MID-
                                                              VALUE         NORTHERN DOW 30        INDEX(R)           CAP VALUE
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $            60    $         5,048    $           861     $           394
Expenses
     Mortality and expense fees                                      200              3,661              1,826               3,055
     Indexing (gain) loss                                              6                 47                 36                  72
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (146)             1,340             (1,001)             (2,733)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   1,330               (492)             1,918              12,726
Net realized gain distribution from Fund                              68                  -                  -              16,985
Net change in unrealized appreciation (depreciation)
     on investment                                                 2,012              8,673             11,976              14,262
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      3,410              8,181             13,894              43,973
Net increase (decrease) in net assets resulting from
     operations                                          $         3,264    $         9,521    $        12,893     $        41,240
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements
                                     SA-6

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)



                                                         PHOENIX-SANFORD
                                                         BERNSTEIN SMALL-   PHOENIX-SENECA      PHOENIX-SENECA    AIM V.I. CAPITAL
                                                            CAP VALUE       MID-CAP GROWTH      STRATEGIC THEME     APPRECIATION
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $             -    $             -     $             -
Expenses
     Mortality and expense fees                                      624                867                184                 392
     Indexing (gain) loss                                             16                 17                  3                   9
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (640)              (884)              (187)               (401)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   3,254             (5,461)            (2,940)                202
Net realized gain distribution from Fund                           3,977                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 2,985              9,287              3,046               6,923
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     10,216              3,826                106               7,125
Net increase (decrease) in net assets resulting from
     operations                                          $         9,576    $         2,942    $           (81)    $         6,724
                                                        =================  =================  =================   =================

                                                                                                                   FEDERATED FUND
                                                                                               ALGER AMERICAN          FOR U.S.
                                                         AIM V.I. MID-CAP  AIM V.I. PREMIER       LEVERAGED          GOVERNMENT
                                                           CORE EQUITY          EQUITY             ALLCAP           SECURITIES II
                                                          SUBACCOUNT(6)       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                       $           251    $           123    $             -     $        28,424
Expenses
     Mortality and expense fees                                      163                305              1,636               8,077
     Indexing (gain) loss                                              3                  5                 32                  63
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                          85               (187)            (1,668)             20,284
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       3                (14)            (3,205)              1,921
Net realized gain distribution from Fund                           7,420                  -                  -               3,319
Net change in unrealized appreciation (depreciation)
     on investment                                                (4,326)             1,288             12,166             (11,514)
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      3,097              1,274              8,961              (6,274)
Net increase (decrease) in net assets resulting from
     operations                                          $         3,182    $         1,087    $         7,293     $        14,010
                                                        =================  =================  =================   =================

                                                           FEDERATED HIGH
                                                            INCOME BOND
                                                              FUND II --                         VIP GROWTH
                                                           PRIMARY SHARES  VIP CONTRAFUND(R)    OPPORTUNITIES        VIP GROWTH
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                       $         6,742    $           272    $           326     $            82
Expenses
     Mortality and expense fees                                    1,096              1,442                820                 899
     Indexing (gain) loss                                             13                 32                 14                  16
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       5,633             (1,202)              (508)               (833)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   2,521              1,491               (169)                977
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                  (471)            15,081              4,002               5,621
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      2,050             16,572              3,833               6,598
Net increase (decrease) in net assets resulting from
     operations                                          $         7,683    $        15,370    $         3,325     $         5,765
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements
                                     SA-7

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                              TEMPLETON
                                                                              DEVELOPING         TEMPLETON           TEMPLETON
                                                           MUTUAL SHARES       MARKETS            FOREIGN             GROWTH
                                                            SECURITIES        SECURITIES         SECURITIES          SECURITIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                       $           527    $             -    $           350     $         1,026
Expenses
     Mortality and expense fees                                      803                 28                420               1,035
     Indexing (gain) loss                                             15                  1                 10                  23
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (291)               (29)               (80)                (32)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     154              3,806                523                 623
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 6,444             (3,209)             4,986              10,963
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      6,598                597              5,509              11,586
Net increase (decrease) in net assets resulting from
     operations                                          $         6,307    $           568    $         5,429     $        11,554
                                                        =================  =================  =================   =================

                                                                                                                    SCUDDER VIT
                                                                                                                  EQUITY 500 INDEX
                                                                              SCUDDER VIT                           SERIES WITH
                                                          RYDEX VARIABLE     EAFE(R) EQUITY     SCUDDER VIT          GUARANTEED
                                                           TRUST JUNO            INDEX        EQUITY 500 INDEX        MINIMUM
                                                          SUBACCOUNT(3)        SUBACCOUNT        SUBACCOUNT       PAYMENT RIDER(4)
                                                        -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                       $             -    $         1,238    $           611     $             -
Expenses
     Mortality and expense fees                                      355                634                669               7,403
     Indexing (gain) loss                                             (1)                15                 15                 326
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (354)               589                (73)             (7,729)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                    (136)             1,551                 86              (1,079)
Net realized gain distribution from Fund                             405                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                (4,912)             5,776              4,662              55,743
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     (4,643)             7,327              4,748              54,664
Net increase (decrease) in net assets resulting from
     operations                                          $        (4,997)   $         7,916    $         4,675     $        46,935
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                                 WANGER             WANGER
                                                                              INTERNATIONAL      INTERNATIONAL
                                                            TECHNOLOGY           SELECT           SMALL CAP         WANGER SELECT
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------  ------------------
Investment income
     Distributions                                       $             -    $            12    $           352     $             -
Expenses
     Mortality and expense fees                                       17                 43                711               1,008
     Indexing (gain) loss                                              -                  1                 22                  23
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         (17)               (32)              (381)             (1,031)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                    (259)               206              4,565               6,076
Net realized gain distribution from Fund                               -                  -                  -                  89
Net change in unrealized appreciation (depreciation)
     on investment                                                   162                472             13,983               7,332
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                        (97)               678             18,548              13,497
Net increase (decrease) in net assets resulting from
     operations                                          $          (114)   $           646    $        18,167     $        12,466
                                                        =================  =================  =================   =================

                                                           WANGER U.S.
                                                             SMALLER
                                                            COMPANIES
                                                            SUBACCOUNT
                                                        -----------------
Investment income
     Distributions                                       $             -
Expenses
     Mortality and expense fees                                    1,961
     Indexing (gain) loss                                             49
                                                        -----------------
Net investment income (loss)                                      (2,010)
                                                        -----------------
Net realized gain (loss) from share transactions                  10,482
Net realized gain distribution from Fund                               -
Net change in unrealized appreciation (depreciation)
     on investment                                                14,688
                                                        -----------------
Net gain (loss) on investment                                     25,170
Net increase (decrease) in net assets resulting from
     operations                                          $        23,160
                                                        =================









Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date February 27, 2004 to December 31, 2004.
(2) From inception date March 2, 2004 to December 31, 2004.
(3) From inception date April 2, 2004 to December 31, 2004.
(4) From inception date June 25, 2004 to December 31, 2004.
(5) From inception date October 25, 2004 to December 17, 2004.
(6) From inception date December 3, 2004 to December 31, 2004.

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                        PHOENIX-                            PHOENIX-ALGER     PHOENIX-ALLIANCE/
                                                        ABERDEEN          PHOENIX-AIM         SMALL-CAP           BERNSTEIN
                                                      INTERNATIONAL         GROWTH             GROWTH           ENHANCED INDEX
                                                       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                    -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $         1,517    $        (2,355)   $          (532)    $          489
         Net realized gain (loss)                              4,761             (1,240)             1,229              1,025
         Net change in unrealized appreciation
            (depreciation) on investment                      12,123              6,434              3,606             15,422
                                                    -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                         18,401              2,839              4,303             16,936
                                                    -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      -                  -              6,294                  -
         Participant transfers                                67,094 (e)         64,003             49,793              6,419
         Participant withdrawals                             (73,542)          (143,589)            (8,171)                 -
                                                    -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions           (6,448)           (79,586)            47,916              6,419
                                                    -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       11,953            (76,747)            52,219             23,355
NET ASSETS

     Beginning of period                                     105,709            240,568             15,077            204,960
                                                    -----------------  -----------------  -----------------  -----------------
     End of period                                   $       117,662    $       163,821    $        67,296     $      228,315
                                                    =================  =================  =================  =================

                                                     PHOENIX-ALLIANCE/
                                                        BERNSTEIN
                                                      ENHANCED INDEX                                                PHOENIX-
                                                       SERIES WITH        PHOENIX-DUFF &        PHOENIX-            ENGEMANN
                                                        GUARANTEED         PHELPS REAL          ENGEMANN           GROWTH AND
                                                         MINIMUM        ESTATE SECURITIES    CAPITAL GROWTH          INCOME
                                                       PAYMENT RIDER        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                     -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                 $      (261,069)   $         2,279    $          (423)    $          353
         Net realized gain (loss)                               5,423             23,289             (7,523)               (48)
         Net change in unrealized appreciation
            (depreciation) on investment                    2,696,680             31,211              8,739             16,842
                                                     -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from operations                       2,441,034             56,779                793             17,147
                                                     -----------------  -----------------  -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                       -              6,294                  -             15,736
         Participant transfers                             10,646,613             62,414                  -(c)         141,694 (b)
         Participant withdrawals                           (4,337,907)           (50,980)           (52,961)           (29,188)
                                                     -----------------  -----------------  -----------------  -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions         6,308,706             17,728            (52,961)           128,242
                                                     -----------------  -----------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     8,749,740             74,507            (52,168)           145,389
NET ASSETS
     Beginning of period                                   27,991,421            149,594             91,189             73,975
                                                     -----------------  -----------------  -----------------  -----------------
     End of period                                    $    36,741,161    $       224,101    $        39,021     $      219,364
                                                     =================  =================  =================  =================

                       See Notes to Financial Statements
                                      SA-10

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                        PHOENIX-           PHOENIX-
                                                        ENGEMANN           ENGEMANN            PHOENIX-           PHOENIX-
                                                        SMALL-CAP          STRATEGIC        ENGEMANN VALUE      GOODWIN MONEY
                                                         GROWTH            ALLOCATION           EQUITY             MARKET
                                                       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                    -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $           (67)   $         7,106    $        (1,058)    $        (6,458)
         Net realized gain (loss)                              1,304             12,447             (2,300)                  -
         Net change in unrealized appreciation
            (depreciation) on investment                        (526)             7,133             31,040                   -
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                            711             26,686             27,682              (6,458)
                                                    -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      -                  -                  -                   -
         Participant transfers                                13,493            288,098             86,888  (d)     (1,129,504)
         Participant withdrawals                             (25,903)          (197,499)          (142,134)                  -
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions          (12,410)            90,599            (55,246)         (1,129,504)
                                                    -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (11,699)           117,285            (27,564)         (1,135,962)
NET ASSETS
     Beginning of period                                      15,142            416,800            294,201           1,507,768
                                                    -----------------  -----------------  -----------------   -----------------
     End of period                                   $         3,443    $       534,085    $       266,637     $       371,806
                                                    =================  =================  =================   =================

                                                     PHOENIX-GOODWIN
                                                       MONEY MARKET        PHOENIX-           PHOENIX-
                                                       SERIES WITH       GOODWIN MULTI-     GOODWIN MULTI-
                                                        GUARANTEED       SECTOR FIXED        SECTOR SHORT       PHOENIX-KAYNE
                                                         MINIMUM            INCOME            TERM BOND        RISING DIVIDENDS
                                                      PAYMENT RIDER       SUBACCOUNT        SUBACCOUNT(3)       SUBACCOUNT(2)
                                                    -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $       (16,980)   $        15,703    $           722     $           144
         Net realized gain (loss)                                  -              1,521                 39                   3
         Net change in unrealized appreciation
            (depreciation) on investment                           -              3,989                575                 367
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                        (16,980)            21,213              1,336                 514
                                                    -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                             15,940,817                  -                  -                   -
         Participant transfers                           (17,023,845)           243,376 (a)         32,576              42,914
         Participant withdrawals                            (986,476)           (78,981)              (327)             (2,417)
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions       (2,069,504)           164,395             32,249              40,497
                                                    -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (2,086,484)           185,608             33,585              41,011
NET ASSETS
     Beginning of period                                   2,182,361            185,321                  -                   -
                                                    -----------------  -----------------  -----------------   -----------------
     End of period                                   $        95,877    $       370,929    $        33,585     $        41,011
                                                    =================  =================  =================   =================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                     PHOENIX-LAZARD                          PHOENIX-LORD       PHOENIX-LORD
                                                      INTERNATIONAL     PHOENIX-LAZARD       ABBETT BOND-      ABBETT LARGE-CAP
                                                      EQUITY SELECT     SMALL-CAP VALUE       DEBENTURE             VALUE
                                                       SUBACCOUNT        SUBACCOUNT(5)      SUBACCOUNT(1)        SUBACCOUNT
                                                    -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $           309    $           (10)   $         2,313     $           258
         Net realized gain (loss)                              2,143                408                828               1,679
         Net change in unrealized appreciation
            (depreciation) on investment                      26,482                  -              1,397              14,240
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                         28,934                398              4,538              16,177
                                                    -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                 28,325              2,079                  -              22,030
         Participant transfers                               155,080             10,525             80,986             124,538
         Participant withdrawals                              (7,819)           (13,002)           (15,754)             (7,896)
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions          175,586               (398)            65,232             138,672
                                                    -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      204,520                  -             69,770             154,849
NET ASSETS
     Beginning of period                                       5,018                  -                  -               7,195
                                                    -----------------  -----------------  -----------------   -----------------
     End of period                                   $       209,538    $             -    $        69,770     $       162,044
                                                    =================  =================  =================   =================

                                                                                               PHOENIX-
                                                      PHOENIX-LORD                             NORTHERN        PHOENIX-SANFORD
                                                     ABBETT MID-CAP         PHOENIX-          NASDAQ-100        BERNSTEIN MID-
                                                          VALUE         NORTHERN DOW 30        INDEX(R)           CAP VALUE
                                                       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                    -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $          (146)   $         1,340    $        (1,001)    $        (2,733)
         Net realized gain (loss)                              1,398               (492)             1,918              29,711
         Net change in unrealized appreciation
            (depreciation) on investment                       2,012              8,673             11,976              14,262
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                          3,264              9,521             12,893              41,240
                                                    -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      -                  -                  -                   -
         Participant transfers                                     -             62,666             11,492              50,524
         Participant withdrawals                              (6,962)           (20,508)           (14,630)           (105,799)
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions           (6,962)            42,158             (3,138)            (55,275)
                                                    -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (3,698)            51,679              9,755             (14,035)
NET ASSETS
     Beginning of period                                      15,302            272,886            145,024             254,980
                                                    -----------------  -----------------  -----------------   -----------------
     End of period                                   $        11,604    $       324,565    $       154,779     $       240,945
                                                    =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                     PHOENIX-SANFORD
                                                     BERNSTEIN SMALL-   PHOENIX-SENECA      PHOENIX-SENECA    AIM V.I. CAPITAL
                                                        CAP VALUE       MID-CAP GROWTH      STRATEGIC THEME     APPRECIATION
                                                       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                    -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $          (640)   $          (884)   $          (187)    $          (401)
         Net realized gain (loss)                              7,231             (5,461)            (2,940)                202
         Net change in unrealized appreciation
            (depreciation) on investment                       2,985              9,287              3,046               6,923
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                          9,576              2,942                (81)              6,724
                                                    -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      -                  -                  -               9,442
         Participant transfers                                 6,633             32,923                  -              65,174
         Participant withdrawals                             (19,243)           (32,342)           (13,172)            (14,085)
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions          (12,610)               581            (13,172)             60,531
                                                    -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (3,034)             3,523            (13,253)             67,255
NET ASSETS
     Beginning of period                                      51,869             74,993             25,064               9,078
                                                    -----------------  -----------------  -----------------   -----------------
     End of period                                   $        48,835    $        78,516    $        11,811     $        76,333
                                                    =================  =================  =================   =================

                                                                                                               FEDERATED FUND
                                                                                           ALGER AMERICAN          FOR U.S.
                                                                       AIM V.I. PREMIER       LEVERAGED          GOVERNMENT
                                                    AIM V.I. MID-CAP        EQUITY             ALLCAP           SECURITIES II
                                                     CORE EQUITY(6)       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                    -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $            85    $          (187)   $        (1,668)    $        20,284
         Net realized gain (loss)                              7,423                (14)            (3,205)              5,240
         Net change in unrealized appreciation
            (depreciation) on investment                      (4,326)             1,288             12,166             (11,514)
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                          3,182              1,087              7,293              14,010
                                                    -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      -             12,589                  -              33,045
         Participant transfers                               169,262 (f)              -                  -             127,631
         Participant withdrawals                                (428)            (2,912)            (8,173)           (175,689)
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions          168,834              9,677             (8,173)            (15,013)
                                                    -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      172,016             10,764               (880)             (1,003)
NET ASSETS
     Beginning of period                                           -             24,324            136,471             681,333
                                                    -----------------  -----------------  -----------------   -----------------
     End of period                                   $       172,016    $        35,088    $       135,591     $       680,330
                                                    =================  =================  =================   =================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                     FEDERATED HIGH
                                                       INCOME BOND
                                                         FUND II --                          VIP GROWTH
                                                      PRIMARY SHARES   VIP CONTRAFUND(R)    OPPORTUNITIES        VIP GROWTH
                                                       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                    -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $         5,633    $        (1,202)   $          (508)    $          (833)
         Net realized gain (loss)                              2,521              1,491               (169)                977
         Net change in unrealized appreciation
            (depreciation) on investment                        (471)            15,081              4,002               5,621
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                          7,683             15,370              3,325               5,765
                                                    -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      -                  -                  -               9,442
         Participant transfers                               (18,306)            33,244             34,113              55,616
         Participant withdrawals                             (10,559)           (37,187)           (23,687)            (12,454)
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions          (28,865)            (3,943)            10,426              52,604
                                                    -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (21,182)            11,427             13,751              58,369
NET ASSETS
     Beginning of period                                      84,168            109,427             53,808              51,147
                                                    -----------------  -----------------  -----------------   -----------------
     End of period                                   $        62,986    $       120,854    $        67,559     $       109,516
                                                    =================  =================  =================   =================

                                                                          TEMPLETON
                                                                          DEVELOPING         TEMPLETON           TEMPLETON
                                                       MUTUAL SHARES       MARKETS            FOREIGN             GROWTH
                                                        SECURITIES        SECURITIES         SECURITIES          SECURITIES
                                                        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                    -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $          (291)   $           (29)   $           (80)    $          (32)
         Net realized gain (loss)                                154              3,806                523                 623
         Net change in unrealized appreciation
            (depreciation) on investment                       6,444             (3,209)             4,986              10,963
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                          6,307                568              5,429              11,554
                                                    -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      -                  -              9,442                   -
         Participant transfers                                23,787                  -                  -              11,493
         Participant withdrawals                             (26,788)           (10,421)           (15,092)            (13,675)
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions           (3,001)           (10,421)            (5,650)             (2,182)
                                                    -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        3,306             (9,853)              (221)              9,372
NET ASSETS
     Beginning of period                                      59,639              9,853             41,613              77,267
                                                    -----------------  -----------------  -----------------   -----------------
     End of period                                   $        62,945    $             -    $        41,392     $        86,639
                                                    =================  =================  =================   =================

                       See Notes to Financial Statements
                                      SA-14

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                                                                                SCUDDER VIT
                                                                                                              EQUITY 500 INDEX
                                                                          SCUDDER VIT                           SERIES WITH
                                                      RYDEX VARIABLE     EAFE(R) EQUITY     SCUDDER VIT          GUARANTEED
                                                       TRUST JUNO            INDEX        EQUITY 500 INDEX        MINIMUM
                                                      SUBACCOUNT(3)        SUBACCOUNT        SUBACCOUNT       PAYMENT RIDER(4)
                                                    -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $          (354)   $           589    $           (73)    $        (7,729)
         Net realized gain (loss)                                269              1,551                 86              (1,079)
         Net change in unrealized appreciation
            (depreciation) on investment                      (4,912)             5,776              4,662              55,743
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                         (4,997)             7,916              4,675              46,935
                                                    -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      -                  -          1,044,079           1,044,079
         Participant transfers                                49,466                  -         (1,003,766)                  -
         Participant withdrawals                                   -             (8,008)           (39,222)            (34,878)
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions           49,466             (8,008)             1,091           1,009,201
                                                    -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       44,469                (92)             5,766           1,056,136
NET ASSETS
     Beginning of period                                           -             53,574             51,185                   -
                                                    -----------------  -----------------  -----------------   -----------------
     End of period                                   $        44,469    $        53,482    $        56,951     $     1,056,136
                                                    =================  =================  =================   =================

                                                                             WANGER             WANGER
                                                                          INTERNATIONAL      INTERNATIONAL
                                                        TECHNOLOGY           SELECT           SMALL CAP         WANGER SELECT
                                                        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                    -----------------  -----------------  -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                $           (17)   $           (32)   $          (381)    $        (1,031)
         Net realized gain (loss)                               (259)               206              4,565               6,165
         Net change in unrealized appreciation
            (depreciation) on investment                         162                472             13,983               7,332
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from operations                           (114)               646             18,167              12,466
                                                    -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      -                  -              4,721                   -
         Participant transfers                                    99                  -             32,300              13,491
         Participant withdrawals                                   -               (644)           (18,720)            (32,437)
                                                    -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions               99               (644)            18,301             (18,946)
                                                    -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (15)                 2             36,468              (6,480)
NET ASSETS
     Beginning of period                                       1,570              3,678             49,161              85,541
                                                    -----------------  -----------------  -----------------   -----------------
     End of period                                   $         1,555    $         3,680    $        85,629     $        79,061
                                                    =================  =================  =================   =================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                   (CONTINUED)

                                                            WANGER U.S.
                                                             SMALLER
                                                            COMPANIES
                                                            SUBACCOUNT
                                                        -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $        (2,010)
         Net realized gain (loss)                                 10,482
         Net change in unrealized appreciation
            (depreciation) on investment                          14,688
                                                        -----------------
         Net increase (decrease) in net assets
            resulting from operations                             23,160
                                                        -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -
         Participant transfers                                    66,256
         Participant withdrawals                                 (84,398)
                                                        -----------------
         Net increase (decrease) in net assets
            resulting from participant transactions              (18,142)
                                                        -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            5,018
NET ASSETS
     Beginning of period                                         161,030
                                                        -----------------
     End of period                                       $       166,048
                                                        =================
















Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date February 27, 2004 to December 31, 2004.
(2) From inception date March 2, 2004 to December 31, 2004.
(3) From inception date April 2, 2004 to December 31, 2004.
(4) From inception date June 25, 2004 to December 31, 2004.
(5) From inception date October 25, 2004 to December 17, 2004.
(6) From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                              PHOENIX-ALLIANCE/
                                                                              PHOENIX-AIM         BERNSTEIN       PHOENIX-ALLIANCE/
                                                         PHOENIX-ABERDEEN      MID-CAP            ENHANCED            BERNSTEIN
                                                           INTERNATIONAL         EQUITY             INDEX           GROWTH + VALUE
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           572    $          (215)   $          (111)    $             2
     Net realized gain (loss)                                       (259)               (71)             3,918                 (11)
     Net change in unrealized appreciation (depreciation)
         on investments                                           24,791              4,996             39,483               2,134
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            25,104              4,710             43,290               2,125
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                             -             22,183             91,972              22,183
     Participant withdrawals                                      (6,066)            (2,123)           (85,200)               (685)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            (6,066)            20,060              6,772              21,498
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        19,038             24,770             50,062              23,623
NET ASSETS
     Beginning of period                                          86,671             12,157            154,898               3,217
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       105,709    $        36,927    $       204,960     $        26,840
                                                        =================  =================  =================   =================


                                                          PHOENIX-DUFF &
                                                           PHELPS REAL                         PHOENIX-ENGEMANN
                                                              ESTATE        PHOENIX-ENGEMANN    SMALL & MID-CAP    PHOENIX-GOODWIN
                                                            SECURITIES       CAPITAL GROWTH         GROWTH           MONEY MARKET
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         3,145    $        (1,018)   $          (161)    $       (10,606)
     Net realized gain (loss)                                     13,903             (1,669)               (66)                  -
     Net change in unrealized appreciation (depreciation)
         on investments                                           31,099             22,116              4,899                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            48,147             19,429              4,672             (10,606)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -           9,682,347
     Participant transfers                                             -                  -                  -         (10,719,584)
     Participant withdrawals                                     (47,140)           (11,456)              (161)            (73,246)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           (47,140)           (11,456)              (161)         (1,110,483)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                         1,007              7,973              4,511          (1,121,089)
NET ASSETS
     Beginning of period                                         148,587             83,216             10,631           2,628,857
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       149,594    $        91,189    $        15,142     $     1,507,768
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                                     PHOENIX-LORD
                                                         PHOENIX-GOODWIN     PHOENIX-JANUS      PHOENIX-LAZARD          ABBETT
                                                          MULTI-SECTOR          FLEXIBLE        INTERNATIONAL          LARGE-CAP
                                                          FIXED INCOME           INCOME         EQUITY SELECT            VALUE
                                                           SUBACCOUNT          SUBACCOUNT       SUBACCOUNT(3)        SUBACCOUNT(3)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         9,733    $         4,670    $            (4)    $           (12)
     Net realized gain (loss)                                      2,953              9,592                 11                  22
     Net change in unrealized appreciation (depreciation)
         on investments                                           10,576             (3,206)               809                 884
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            23,262             11,056                816                 894
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                       (28,244)           (27,107)             4,301               6,447
     Participant withdrawals                                     (50,866)           (49,819)               (99)               (146)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           (79,110)           (76,926)             4,202               6,301
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       (55,848)           (65,870)             5,018               7,195
NET ASSETS
     Beginning of period                                         241,169            280,408                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       185,321    $       214,538    $         5,018     $         7,195
                                                        =================  =================  =================   =================


                                                          PHOENIX-LORD       PHOENIX-MFS         PHOENIX-MFS
                                                         ABBETT MID-CAP       INVESTORS           INVESTORS          PHOENIX-MFS
                                                             VALUE           GROWTH STOCK           TRUST               VALUE
                                                          SUBACCOUNT(4)       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $            54    $        (2,850)   $           (24)    $             5
     Net realized gain (loss)                                         79              1,266                (30)                (19)
     Net change in unrealized appreciation (depreciation)
         on investments                                              365             41,739                727                 807
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations               498             40,155                673                 793
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                        18,774              4,409 +                -                   -
     Participant withdrawals                                      (3,970)           (11,294)              (212)               (223)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            14,804             (6,885)              (212)               (223)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        15,302             33,270                461                 570
NET ASSETS
     Beginning of period                                               -            207,298              3,320               3,568
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        15,302    $       240,568    $         3,781     $         4,138
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                           PHOENIX-NORTHERN   PHOENIX-OAKHURST     PHOENIX-OAKHURST
                                                         PHOENIX-NORTHERN      NASDAQ-100        GROWTH AND           STRATEGIC
                                                              DOW 30            INDEX(R)           INCOME             ALLOCATION
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           925    $        (1,638)   $           (99)    $         4,984
     Net realized gain (loss)                                      1,357              2,412                322               2,519
     Net change in unrealized appreciation (depreciation)
         on investments                                           54,876             47,760             15,321              53,018
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            57,158             48,534             15,544              60,521
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                        18,742                  -              3,868             117,527
     Participant withdrawals                                     (17,488)           (10,129)            (7,230)            (45,816)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             1,254            (10,129)            (3,362)             71,711
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        58,412             38,405             12,182             132,232
NET ASSETS
     Beginning of period                                         214,474            106,619             61,793             284,568
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       272,886    $       145,024    $        73,975     $       416,800
                                                        =================  =================  =================   =================


                                                                                               PHOENIX-SANFORD     PHOENIX-SANFORD
                                                         PHOENIX-OAKHURST   PHOENIX-SANFORD       BERNSTEIN           BERNSTEIN
                                                              VALUE         BERNSTEIN GLOBAL       MID-CAP            SMALL-CAP
                                                              EQUITY             VALUE              VALUE               VALUE
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (933)   $           (35)   $        (2,324)    $          (610)
     Net realized gain (loss)                                       (124)               153             10,127               2,093
     Net change in unrealized appreciation (depreciation)
         on investments                                           57,135              1,479             65,401              15,801
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            56,078              1,597             73,204              17,284
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                             -                  -             37,963                   -
     Participant withdrawals                                     (32,444)            (4,805)           (51,242)             (8,621)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           (32,444)            (4,805)           (13,279)             (8,621)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        23,634             (3,208)            59,925               8,663
NET ASSETS
     Beginning of period                                         270,567              6,632            195,055              43,206
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       294,201    $         3,424    $       254,980     $        51,869
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                                                PHOENIX-STATE
                                                          PHOENIX-SENECA    PHOENIX-SENECA     STREET RESEARCH         AIM V.I.
                                                              MID-CAP          STRATEGIC          SMALL-CAP            CAPITAL
                                                              GROWTH             THEME             GROWTH            APPRECIATION
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT(4)        SUBACCOUNT
                                                        -----------------  ------------------ -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (886)   $          (292)   $           (10)    $           (96)
     Net realized gain (loss)                                     (1,208)              (262)               794                (120)
     Net change in unrealized appreciation (depreciation)
         on investments                                           18,655              7,508               (511)              2,042
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            16,561              6,954                273               1,826
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                             -                  -             18,776               2,578
     Participant withdrawals                                      (4,325)            (2,564)            (3,972)             (1,790)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            (4,325)            (2,564)            14,804                 788
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        12,236              4,390             15,077               2,614
NET ASSETS
     Beginning of period                                          62,757             20,674                  -               6,464
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        74,993    $        25,064    $        15,077     $         9,078
                                                        =================  =================  =================   =================


                                                                                                                    FEDERATED HIGH
                                                                                                FEDERATED FUND        INCOME BOND
                                                              AIM V.I.       ALGER AMERICAN        FOR U.S.            FUND II --
                                                              PREMIER           LEVERAGED         GOVERNMENT            PRIMARY
                                                              EQUITY             ALLCAP          SECURITIES II           SHARES
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  ------------------ -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (224)   $        (1,657)   $        17,575     $         1,250
     Net realized gain (loss)                                       (347)            (4,368)            17,226               1,113
     Net change in unrealized appreciation (depreciation)
         on investments                                            5,455             42,816            (26,845)              8,412
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             4,884             36,791              7,956              10,775
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                             -                  -            (96,869)             62,476
     Participant withdrawals                                      (2,970)           (16,279)          (221,390)            (15,603)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            (2,970)           (16,279)          (318,259)             46,873
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                         1,914             20,512           (310,303)             57,648
NET ASSETS
     Beginning of period                                          22,410            115,959            991,636              26,520
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        24,324    $       136,471    $       681,333     $        84,168
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                               VIP            VIP GROWTH            VIP             MUTUAL SHARES
                                                          CONTRAFUND(R)     OPPORTUNITIES         GROWTH              SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (825)   $          (233)   $          (331)    $          (111)
     Net realized gain (loss)                                      1,080               (183)              (125)               (356)
     Net change in unrealized appreciation (depreciation)
         on investments                                           21,786              9,117              8,650              11,427
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            22,041              8,701              8,194              10,960
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                        18,772             22,183             26,051              18,774
     Participant withdrawals                                     (19,933)            (3,817)            (4,212)            (20,133)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            (1,161)            18,366             21,839              (1,359)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        20,880             27,067             30,033               9,601
NET ASSETS
     Beginning of period                                          88,547             26,741             21,114              50,038
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       109,427    $        53,808    $        51,147     $        59,639
                                                        =================  =================  =================   =================

                                                            TEMPLETON
                                                            DEVELOPING         TEMPLETON         TEMPLETON          RYDEX VARIABLE
                                                             MARKETS            FOREIGN            GROWTH                TRUST
                                                            SECURITIES         SECURITIES        SECURITIES              JUNO
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT(1)
                                                        -----------------  ------------------ -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           (10)   $           203    $           244     $           (62)
     Net realized gain (loss)                                          7               (292)               359               3,683
     Net change in unrealized appreciation (depreciation)
         on investments                                            3,334             10,937             19,842                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             3,331             10,848             20,445               3,621
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                 270
     Participant transfers                                             -                  -                  -              (3,891)
     Participant withdrawals                                           -             (8,926)           (17,399)                  -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                                 -             (8,926)           (17,399)             (3,621)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                         3,331              1,922              3,046                   -
NET ASSETS
     Beginning of period                                           6,522             39,691             74,221                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $         9,853    $        41,613    $        77,267     $             -
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                           SCUDDER VIT        SCUDDER VIT
                                                          EAFE(R) EQUITY       EQUITY 500                           WANGER FOREIGN
                                                              INDEX              INDEX           TECHNOLOGY              FORTY
                                                            SUBACCOUNT       SUBACCOUNT(2)       SUBACCOUNT            SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         1,648    $          (300)   $           (17)    $           (30)
     Net realized gain (loss)                                        277                 59                (79)                (77)
     Net change in unrealized appreciation (depreciation)
         on investments                                           11,772              5,283                613               1,198
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            13,697              5,042                517               1,091
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                             -             48,296                  -                   -
     Participant withdrawals                                      (9,110)            (2,153)              (105)               (536)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            (9,110)            46,143               (105)               (536)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                         4,587             51,185                412                 555
NET ASSETS
     Beginning of period                                          48,987                  -              1,158               3,123
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        53,574    $        51,185    $         1,570     $         3,678
                                                        =================  =================  =================   =================

                                                             WANGER                              WANGER U.S.
                                                          INTERNATIONAL                            SMALLER
                                                            SMALL CAP        WANGER TWENTY        COMPANIES
                                                            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        ----------------- ------------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (421)   $        (1,107)   $        (1,936)
     Net realized gain (loss)                                      1,710              2,952              2,232
     Net change in unrealized appreciation (depreciation)
         on investments                                           16,122             19,980             53,029
                                                        -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            17,411             21,825             53,325
                                                        -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -
     Participant transfers                                         2,150                  -                  -
     Participant withdrawals                                      (7,893)           (21,235)           (25,910)
                                                        -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            (5,743)           (21,235)           (25,910)
                                                        -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                        11,668                590             27,415
NET ASSETS
     Beginning of period                                          37,493             84,951            133,615
                                                        -----------------  -----------------  -----------------
     End of period                                       $        49,161    $        85,541    $       161,030
                                                        =================  =================  =================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                        PHOENIX-ALLIANCE
                                                            BERNSTEIN        PHOENIX-GOODWIN
                                                          ENHANCED INDEX      MONEY MARKET
                                                           SERIES WITH         SERIES WITH
                                                            GUARANTEED         GUARANTEED
                                                         MINIMUM PAYMENT     MINIMUM PAYMENT
                                                              RIDER               RIDER
                                                        -----------------  ------------------
FROM OPERATIONS
     Net investment income (loss)                        $      (188,641)   $       (26,870)
     Net realized gain (loss)                                     16,104                  -
     Net change in unrealized appreciation (depreciation)
         on investments                                        4,452,340                  -
                                                        -----------------  -----------------
     Net increase (decrease) resulting from operations         4,279,803            (26,870)
                                                        -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -         16,105,108
     Participant transfers                                    16,377,588        (15,927,588)
     Participant withdrawals                                  (2,320,051)          (685,204)
                                                        -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                        14,057,537           (507,684)
                                                        -----------------  -----------------
     Net increase (decrease) in net assets                    18,337,340           (534,554)
NET ASSETS
     Beginning of period                                       9,654,081          2,716,915
                                                        -----------------  -----------------
     End of period                                       $    27,991,421    $     2,182,361
                                                        =================  =================











+ Participant transfers include net assets transferred in from MFS Investors
  Growth & Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception June 17, 2003 to December 31, 2003.
(2) From inception July 7, 2003 to December 31, 2003.
(3) From inception July 11, 2003 to December 31, 2003.
(4) From inception December 11, 2003 to December 31, 2003.


                       See Notes to Financial Statements

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account is used to fund benefits for variable annuity products issued by Phoenix, including Phoenix Income Choice(R) (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 50 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Fixed Income Allocation Account ("FIA").

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Growth Series                               Long-term growth of capital and future income rather than
(formerly, Phoenix-MFS Investors Growth Stock Series)   current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap
Growth Series)                                          Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal
                                                        emphasis
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Growth and Income Series               Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth      Long-term growth of capital
Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series            High total return over an extended period of time consistent
(formerly, Phoenix-Oakhurst Strategic Allocation        with prudent investment risk
Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Value Equity Series                    Long-term capital appreciation with current income as a
(formerly, Phoenix-Oakhurst Value Equity Series)        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series     changes in the series' net asset value per share caused
                                                        by interest rate changes
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to
                                                        produce a high total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial
                                                        Average(SM) before series expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before series expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a
                                                        secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series        small-capitalization stocks that appear to be undervalued
                                                        with current income as a secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------------------------------------------------------------------------

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary
                                                        objective
------------------------------------------------------- ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio or U.S. government securities
------------------------------------------------------- ----------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------
Templeton Developing Markets Securities Fund            Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Templeton Global Asset Allocation Fund                  High total return
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt
Rydex Variable Trust Juno Fund                          instruments or futures contract on a specified debt instrument.
                                                        The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that match the performance of a
Rydex Variable Trust Nova Fund                          specific benchmark on a daily basis. The Fund's current
                                                        benchmark is 150% of the performance of the S&P 500(R) Index
                                                        (the "underlying index").
------------------------------------------------------- ----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital
Scudder VIT EAFE(R) Equity Index Fund                   International EAFE(R) Index which emphasizes stocks of
                                                        companies in major markets in Europe, Australasia and the
                                                        Far East
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                       Stock Price Index which emphasizes stocks of large U.S.
                                                        companies
------------------------------------------------------- ----------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Select                             Long-term growth of capital
(formerly, Wanger Foreign Forty)
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger Select                                           Long-term growth of capital
(formerly, Wanger Twenty)
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net Assets of the Account at December 31, 2004 include amounts for contracts in the payout (annuitization) period. The amounts originally allocated to the contracts were the value of the outstanding annuity units owned at the time the annuitization occurred. The December 31, 2004 value would be the net amount remaining of the original allocation, less benefit payments made and plus or minus investment performance of each subaccount to which annuity units are credited. The mortality risk is fully borne by PHL Variable. All additional reserving for mortality risk over and above the Account value is held in the general account of PHL Variable and is not transferred to the Account.

   Each annuity benefit payment is based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in the subaccount and the applicable annuity payment rate. The payment rate differs according to the payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. Subsequent payments will vary to reflect whether the actual investment experience of the subaccount is better or worse than the assumed investment return.

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
     Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                                  PURCHASES                            SALES
----------                                                                  ---------                            -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                             $           97,990                 $          102,917
      Phoenix-AIM Growth Series                                                    145,079                            227,111
      Phoenix-Alger Small-Cap Growth Series                                         56,263                              8,321
      Phoenix-Alliance/Bernstein Enhanced Index Series                              39,198                             32,263
      Phoenix-Alliance/Bernstein Enhanced Index Series
           with Guaranteed Minimum Payment Rider                                10,392,290                          4,329,212
      Phoenix-Duff & Phelps Real Estate Securities Series                          105,916                             68,022
      Phoenix-Engemann Capital Growth Series                                       104,270                            157,714
      Phoenix-Engemann Growth and Income Series                                    163,843                             35,108
      Phoenix-Engemann Small-Cap Growth Series                                      23,807                             36,297
      Phoenix-Engemann Strategic Allocation Series                                 387,603                            276,339
      Phoenix-Engemann Value Equity Series                                         242,438                            298,795
      Phoenix-Goodwin Money Market Series                                        6,684,184                          7,821,191
      Phoenix-Goodwin Money Market Series
           with Guaranteed Minimum Payment Rider                                 7,544,557                          9,633,850
      Phoenix-Goodwin Multi-Sector Fixed Income Series                             279,642                             99,355
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                           37,596                              4,589
      Phoenix-Kayne Rising Dividends Series                                         43,491                              2,807
      Phoenix-Lazard International Equity Select Series                            189,030                             11,890
      Phoenix-Lazard Small-Cap Value Series                                         13,688                             14,094
      Phoenix-Lord Abbett Bond-Debenture Series                                    102,013                             33,483
      Phoenix-Lord Abbett Large-Cap Value Series                                   153,580                             14,055
      Phoenix-Lord Abbett Mid-Cap Value Series                                         128                              7,164
      Phoenix-Northern Dow 30 Series                                                73,445                             29,906
      Phoenix-Northern Nasdaq-100 Index(R) Series                                   14,248                             18,383
      Phoenix-Sanford Bernstein Mid-Cap Value Series                               100,381                            141,435
      Phoenix-Sanford Bernstein Small-Cap Value Series                              15,497                             24,775
      Phoenix-Seneca Mid-Cap Growth Series                                          49,717                             50,028
      Phoenix-Seneca Strategic Theme Series                                             88                             13,463

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                  PURCHASES                            SALES
----------                                                                  ---------                            -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                                $           86,982                 $           26,788
      AIM V.I. Mid Cap Core Equity Fund                                            176,933                                432
      AIM V.I. Premier Equity Fund                                                  13,076                              3,584

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                      7,566                             17,417

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                             501,442                            492,923
      Federated High Income Bond Fund II -- Primary Shares                          27,801                             51,060

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                   42,478                             47,609
      VIP Growth Opportunities Portfolio                                            37,747                             27,817
      VIP Growth Portfolio                                                          67,844                             16,021

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                 32,463                             35,748
      Templeton Developing Markets Securities Fund                                       -                             10,461
      Templeton Foreign Securities Fund                                             14,574                             20,312
      Templeton Growth Securities Fund                                              12,314                             14,523

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Juno Fund                                                55,895                              6,331

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                          7,125                             14,547
      Scudder VIT Equity 500 Index Fund                                              7,174                              6,152
      Scudder VIT Equity 500 Index Fund
          with Guaranteed Minimum Payment Rider                                  1,262,279                            259,136

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                           1,923                              1,841

WANGER ADVISORS TRUST
---------------------
      Wanger International Select                                                    3,670                              4,346
      Wanger International Small Cap                                                43,817                             25,867
      Wanger Select                                                                 25,704                             45,606
      Wanger U.S. Smaller Companies                                                105,201                            125,364

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003, 2002 and 2001 follows:

                                                                                         PERIOD ENDED
                                                                                         DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(7)
     Contract units in payout (annuitization) period                49,180           52,698            56,265           51,293
     Unit value                                                  $2.392499        $2.005887         $1.540402        $1.831030
     Net assets (thousands)                                           $118             $106               $87              $94
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                         2.85%            1.93%             1.08%                - *
     Total return                                                   19.27%           30.22%           (15.87%)          (3.97%)


     PHOENIX-AIM GROWTH SERIES(9)
     Contract units in payout (annuitization) period               108,318          163,685           168,292           53,990
     Unit value                                                  $1.512425        $1.469712         $1.231776        $1.752936
     Net assets (thousands)                                           $164             $241              $207              $95
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                         0.08%                -                 -                - *
     Total return                                                    2.91%           19.32%           (29.73%)         (10.52%)


     PHOENIX-ALGER SMALL-CAP GROWTH SERIES(20)
     Contract units in payout (annuitization) period                21,950            4,958                 -                -
     Unit value                                                  $3.065944        $3.040254                 -                -
     Net assets (thousands)                                            $67              $15                 -                -
     Mortality and expense ratio                                     1.25%            1.25% *               -                -
     Investment income ratio                                             -                - *               -                -
     Total return                                                    0.84%            1.84%                 -                -


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(8)
     Contract units in payout (annuitization) period               118,411          115,296           108,616           81,674
     Unit value                                                  $1.928144        $1.777683         $1.426113        $1.892401
     Net assets (thousands)                                           $228             $205              $155             $155
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            2.25% *
     Investment income ratio                                         1.51%            1.17%             0.97%            1.49% *
     Total return                                                    8.46%           24.65%           (24.64%)          (5.11%)


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
          WITH GUARANTEED MINIMUM PAYMENT RIDER(5)
     Contract units in payout (annuitization) period            19,753,812       16,158,119         6,876,439        1,983,081
     Unit value                                                  $1.859953        $1.732344         $1.403936        $1.882074
     Net assets (thousands)                                        $36,741          $27,991            $9,654           $3,732
     Mortality and expense ratio                                     2.25%            2.25%             2.25%            2.25% *
     Investment income ratio                                         1.52%            1.25%             2.25%            1.60% *
     Total return                                                    7.37%           23.39%           (25.40%)          (7.33%)

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         PERIOD ENDED
                                                                                         DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(13)
     Contract units in payout (annuitization) period                54,062           48,000            65,098           62,114
     Unit value                                                  $4.145301        $3.116559         $2.282511        $2.062236
     Net assets (thousands)                                           $224             $150              $149             $128
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                         2.50%            3.35%             3.88%            6.82% *
     Total return                                                   33.01%           36.54%            10.68%           (3.42%)


     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(7)
     Contract units in payout (annuitization) period                23,331           56,518            64,424           50,839
     Unit value                                                  $1.672473        $1.613430         $1.291678        $1.739675
     Net assets (thousands)                                            $39              $91               $83              $88
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                         0.58%            0.10%                 -                - *
     Total return                                                    3.66%           24.91%           (25.75%)         (14.56%)


     PHOENIX-ENGEMANN GROWTH AND INCOME SERIES(7)
     Contract units in payout (annuitization) period               109,828           40,405            42,484           33,813
     Unit value                                                  $1.997341        $1.830824         $1.454513        $1.900900
     Net assets (thousands)                                           $219              $74               $62              $64
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                         1.54%            1.13%             0.84%            1.11% *
     Total return                                                    9.10%           25.87%           (23.48%)          (4.85%)

     PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES(12)
     Contract units in payout (annuitization) period                 1,762            8,395             8,522            7,966
     Unit value                                                  $1.953799        $1.803669         $1.247415        $1.774291
     Net assets (thousands)                                             $3              $15               $11              $14
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                             -                -                 -                - *
     Total return                                                    8.32%           44.59%           (29.70%)          (0.28%)


     PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES(5)
     Contract units in payout (annuitization) period               242,341          200,691           162,197          120,852
     Unit value                                                  $2.203860        $2.076835         $1.754461        $2.009307
     Net assets (thousands)                                           $534             $417              $285             $243
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                         2.75%            2.68%             2.68%            3.62% *
     Total return                                                    6.12%           18.37%           (12.68%)          (0.72%)

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         PERIOD ENDED
                                                                                         DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-ENGEMANN VALUE EQUITY SERIES(5)
     Contract units in payout (annuitization) period               140,536          172,903           194,518          165,518
     Unit value                                                  $1.897289        $1.701534         $1.390962        $1.804317
     Net assets (thousands)                                           $267             $294              $271             $299
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                         0.87%            0.93%             0.95%            1.57% *
     Total return                                                   11.50%           22.33%           (22.91%)          (9.02%)


     PHOENIX-GOODWIN MONEY MARKET SERIES(1)
     Contract units in payout (annuitization) period               185,517          748,804         1,298,078          829,180
     Unit value                                                  $2.004165        $2.013568         $2.025191        $2.022115
     Net assets (thousands)                                           $372           $1,508            $2,629           $1,677
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                         0.65%            0.69%             1.39%            2.79% *
     Total return                                                   (0.47%)          (0.57%)            0.15%            1.11%


     PHOENIX-GOODWIN MONEY MARKET SERIES
          WITH GUARANTEED MINIMUM PAYMENT RIDER(2)
     Contract units in payout (annuitization) period                49,691        1,114,381         1,365,410          634,420
     Unit value                                                  $1.929478        $1.958361         $1.989817        $2.007114
     Net assets (thousands)                                            $96           $2,182            $2,717           $1,273
     Mortality and expense ratio                                     2.25%            2.25%             2.25%            2.25% *
     Investment income ratio                                         0.61%            1.25%             2.25%            2.53% *
     Total return                                                   (1.47%)          (1.58%)           (0.86%)           0.36%


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(4)
     Contract units in payout (annuitization) period               139,933           73,759           108,603           88,108
     Unit value                                                  $2.650752        $2.512520         $2.220647        $2.044343
     Net assets (thousands)                                           $371             $185              $241             $180
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                         6.08%            6.37%             7.14%           12.83% *
     Total return                                                    5.50%           13.14%             8.62%            2.60%


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM
          BOND SERIES(23)
     Contract units in payout (annuitization) period                31,589                -                 -                -
     Unit value                                                  $1.063194                -                 -                -
     Net assets (thousands)                                            $34                -                 -                -
     Mortality and expense ratio                                     1.25% *              -                 -                -
     Investment income ratio                                         4.71% *              -                 -                -
     Total return                                                    2.96%                -                 -                -

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         PERIOD ENDED
                                                                                         DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-KAYNE RISING DIVIDENDS SERIES(22)
     Contract units in payout (annuitization) period                17,458                -                 -                -
     Unit value                                                  $2.349042                -                 -                -
     Net assets (thousands)                                            $41                -                 -                -
     Mortality and expense ratio                                     1.25% *              -                 -                -
     Investment income ratio                                         1.69% *              -                 -                -
     Total return                                                    1.19%                -                 -                -


     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(19)
     Contract units in payout (annuitization) period                74,947            2,052                 -                -
     Unit value                                                  $2.795817        $2.443713                 -                -
     Net assets (thousands)                                           $210               $5                 -                -
     Mortality and expense ratio                                     1.25%            1.25% *               -                -
     Investment income ratio                                         1.73%            1.12% *               -                -
     Total return                                                   14.41%           19.29%                 -                -


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(25)
     Contract units in payout (annuitization) period                     -                -                 -                -
     Unit value                                                          -                -                 -                -
     Net assets (thousands)                                              -                -                 -                -
     Mortality and expense ratio                                     1.25% *              -                 -                -
     Investment income ratio                                             - *              -                 -                -
     Total return                                                   10.81%                -                 -                -


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(21)
     Contract units in payout (annuitization) period                26,471                -                 -                -
     Unit value                                                  $2.635783                -                 -                -
     Net assets (thousands)                                            $70                -                 -                -
     Mortality and expense ratio                                     1.25% *              -                 -                -
     Investment income ratio                                         6.34% *              -                 -                -
     Total return                                                    5.83%                -                 -                -


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(19)
     Contract units in payout (annuitization) period                57,342            2,831                 -                -
     Unit value                                                  $2.825910        $2.540333                 -                -
     Net assets (thousands)                                           $162               $7                 -                -
     Mortality and expense ratio                                     1.25%            1.25% *               -                -
     Investment income ratio                                         1.69%            0.89% *               -                -
     Total return                                                   11.24%           14.05%                 -                -

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         PERIOD ENDED
                                                                                         DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(20)
     Contract units in payout (annuitization) period                 3,865            6,252                 -                -
     Unit value                                                  $3.002474        $2.447254                 -                -
     Net assets (thousands)                                            $12              $15                 -                -
     Mortality and expense ratio                                     1.25%            1.25% *               -                -
     Investment income ratio                                         0.38%            7.79% *               -                -
     Total return                                                   22.69%            3.36%                 -                -


     PHOENIX-NORTHERN DOW 30 SERIES(3)
     Contract units in payout (annuitization) period               158,952          138,137           136,591            8,955
     Unit value                                                  $2.041909        $1.975482         $1.570189        $1.881746
     Net assets (thousands)                                           $325             $273              $214              $17
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                         1.72%            1.67%             1.96%            2.49% *
     Total return                                                    3.36%           25.81%           (16.56%)          (2.27%)


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(6)
     Contract units in payout (annuitization) period                83,997           85,522            92,418            1,342
     Unit value                                                  $1.842674        $1.695749         $1.153653        $1.871570
     Net assets (thousands)                                           $155             $145              $107               $3
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                         0.59%                -                 -                - *
     Total return                                                    8.66%           46.99%           (38.36%)          (6.34%)


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(6)
     Contract units in payout (annuitization) period                71,964           90,550            96,433           96,608
     Unit value                                                  $3.348160        $2.815899         $2.022712        $2.239820
     Net assets (thousands)                                           $241             $255              $195             $216
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                         0.16%            0.19%             0.83%            2.67% *
     Total return                                                   18.90%           39.21%            (9.69%)           6.86%


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(14)
     Contract units in payout (annuitization) period                14,853           19,110            22,615           19,125
     Unit value                                                  $3.287977        $2.714154         $1.910502        $2.115260
     Net assets (thousands)                                            $49              $52               $43              $40
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                             -                -             0.42%            4.30% *
     Total return                                                   21.14%           42.06%            (9.68%)           1.04%

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         PERIOD ENDED
                                                                                         DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-SENECA MID-CAP GROWTH SERIES(5)
     Contract units in payout (annuitization) period                52,098           52,441            55,831           49,897
     Unit value                                                  $1.507097        $1.430041         $1.124040        $1.686345
     Net assets (thousands)                                            $79              $75               $63              $84
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                             -                -                 -                - *
     Total return                                                    5.39%           27.22%           (33.34%)         (13.48%)


     PHOENIX-SENECA STRATEGIC THEME SERIES(4)
     Contract units in payout (annuitization) period                 7,911           17,479            19,543           20,499
     Unit value                                                  $1.492971        $1.433914         $1.057881        $1.647637
     Net assets (thousands)                                            $12              $25               $21              $34
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                             -                -                 -                - *
     Total return                                                    4.12%           35.55%           (35.79%)         (17.70%)


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(17)
     Contract units in payout (annuitization) period                41,005            5,134             4,676                -
     Unit value                                                  $1.861534        $1.767937         $1.382258                -
     Net assets (thousands)                                            $76               $9                $6                -
     Mortality and expense ratio                                     1.25%            1.25%             1.25% *              -
     Investment income ratio                                             -                -                 - *              -
     Total return                                                    5.29%           27.90%           (18.74%)               -


     AIM V.I. MID CAP CORE EQUITY FUND(26)
     Contract units in payout (annuitization) period               169,227                -                 -                -
     Unit value                                                  $1.016476                -                 -                -
     Net assets (thousands)                                           $172                -                 -                -
     Mortality and expense ratio                                     1.25% *              -                 -                -
     Investment income ratio                                         1.93% *              -                 -                -
     Total return                                                    1.88%                -                 -                -


     AIM V.I. PREMIER EQUITY FUND(16)
     Contract units in payout (annuitization) period                21,038           15,233            17,335                -
     Unit value                                                  $1.667871        $1.596820         $1.292784                -
     Net assets (thousands)                                            $35              $24               $22                -
     Mortality and expense ratio                                     1.25%            1.25%             1.25% *              -
     Investment income ratio                                         0.50%            0.30%             0.54% *              -
     Total return                                                    4.45%           23.52%           (24.99%)               -

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         PERIOD ENDED
                                                                                         DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(5)
     Contract units in payout (annuitization) period                78,034           83,910            94,858          106,464
     Unit value                                                  $1.737570        $1.626391         $1.222448        $1.873135
     Net assets (thousands)                                           $136             $136              $116             $199
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                             -                -             0.01%                - *
     Total return                                                    6.84%           33.04%           (34.74%)          (7.82%)


FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(4)
     Contract units in payout (annuitization) period               296,736          304,052           447,334          208,725
     Unit value                                                  $2.292713        $2.240847         $2.216769        $2.058578
     Net assets (thousands)                                           $680             $681              $992             $430
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                         4.40%            3.54%             2.78%                - *
     Total return                                                    2.31%            1.09%             7.68%            2.66%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(6)
     Contract units in payout (annuitization) period                24,180           35,245            13,403            4,640
     Unit value                                                  $2.604897        $2.388064         $1.978689        $1.976301
     Net assets (thousands)                                            $63              $84               $27               $9
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                         7.69%            3.22%             9.39%                - *
     Total return                                                    9.08%           20.69%             0.12%           (0.05%)


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(14)
     Contract units in payout (annuitization) period                48,454           49,969            51,251            2,224
     Unit value                                                  $2.494202        $2.189860         $1.727703        $1.931642
     Net assets (thousands)                                           $121             $109               $89               $4
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                         0.24%            0.37%             0.29%                - *
     Total return                                                   13.90%           26.75%           (10.56%)           3.43%


     VIP GROWTH OPPORTUNITIES PORTFOLIO(7)
     Contract units in payout (annuitization) period                34,243           28,834            18,348            6,029
     Unit value                                                  $1.972950        $1.866178         $1.457473        $1.890201
     Net assets (thousands)                                            $68              $54               $27              $11
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                         0.50%            0.56%             0.94%                - *
     Total return                                                    5.72%           28.04%           (22.89%)          (4.36%)

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         PERIOD ENDED
                                                                                         DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     VIP GROWTH PORTFOLIO(15)
     Contract units in payout (annuitization) period                64,516           30,726            16,631           17,477
     Unit value                                                  $1.697495        $1.664652         $1.269525        $1.841830
     Net assets (thousands)                                           $110              $51               $21              $32
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                         0.11%            0.15%             0.14%                - *
     Total return                                                    1.97%           31.12%           (31.07%)          24.40%


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(6)
     Contract units in payout (annuitization) period                26,942           28,393            29,440            7,453
     Unit value                                                  $2.336324        $2.100562         $1.699694        $1.951757
     Net assets (thousands)                                            $63              $60               $50              $15
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                         0.82%            1.06%             0.99%                - *
     Total return                                                   11.22%           23.58%           (12.91%)          (4.52%)


     TEMPLETON DEVELOPING MARKETS SECURITIES FUND(12)
     Contract units in payout (annuitization) period                     -            3,560             3,560            3,781
     Unit value                                                          -        $2.767538         $1.831811        $1.857729
     Net assets (thousands)                                              -              $10                $7               $7
     Mortality and expense ratio                                     1.25% *          1.25%             1.25%            1.25% *
     Investment income ratio                                             -            1.18%             1.38%                - *
     Total return                                                    5.78%           51.08%            (1.40%)          (0.89%)


     TEMPLETON FOREIGN SECURITIES FUND(12)
     Contract units in payout (annuitization) period                18,413           21,667            26,982            5,826
     Unit value                                                  $2.247945        $1.920539         $1.470987        $1.829155
     Net assets (thousands)                                            $41              $42               $40              $11
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                         1.04%            1.77%             2.16%                - *
     Total return                                                   17.05%           30.56%           (19.58%)          (7.19%)


     TEMPLETON GROWTH SECURITIES FUND(12)
     Contract units in payout (annuitization) period                36,538           37,336            46,798           19,339
     Unit value                                                  $2.371154        $2.069499         $1.586003        $1.970411
     Net assets (thousands)                                            $87              $77               $74              $38
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                         1.24%            1.61%             2.28%                - *
     Total return                                                   14.58%           30.49%           (19.51%)           3.07%

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         PERIOD ENDED
                                                                                         DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST JUNO FUND(24)
     Contract units in payout (annuitization) period                47,933                -                 -                -
     Unit value                                                  $0.927719                -                 -                -
     Net assets (thousands)                                            $44                -                 -                -
     Mortality and expense ratio                                     1.25%                -                 -                -
     Investment income ratio                                             -                -                 -                -
     Total return                                                   (7.00%)               -                 -                -


SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(6)
     Contract units in payout (annuitization) period                25,082           29,541            35,571            5,016
     Unit value                                                  $2.132320        $1.813532         $1.377138        $1.778749
     Net assets (thousands)                                            $53              $54               $49               $9
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                         2.44%            4.66%             2.52%                - *
     Total return                                                   17.58%           31.69%           (22.58%)          (6.37%)


     SCUDDER VIT EQUITY 500 INDEX FUND(18)
     Contract units in payout (annuitization) period                25,245           24,778                 -                -
     Unit value                                                  $2.255912        $2.065663                 -                -
     Net assets (thousands)                                            $57              $51                 -                -
     Mortality and expense ratio                                     1.25%            1.25% *               -                -
     Investment income ratio                                         1.14%                - *               -                -
     Total return                                                    9.21%           10.82%                 -                -


     SCUDDER VIT EQUITY 500 INDEX FUND
         WITH GUARANTEED MINIMUM PAYMENT RIDER(25)
     Contract units in payout (annuitization) period               978,655                -                 -                -
     Unit value                                                  $1.079171                -                 -                -
     Net assets (thousands)                                         $1,056                -                 -                -
     Mortality and expense ratio                                     2.25% *              -                 -                -
     Investment income ratio                                             - *              -                 -                -
     Total return                                                    6.44%                -                 -                -


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO(6)
     Contract units in payout (annuitization) period                 1,218            1,195             1,285            1,378
     Unit value                                                  $1.276454        $1.314222         $0.900581        $1.787116
     Net assets (thousands)                                             $2               $2                $1               $2
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                             -                -                 -                - *
     Total return                                                   (2.87%)          45.93%           (49.61%)          (8.16%)

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         PERIOD ENDED
                                                                                         DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
WANGER ADVISORS TRUST
---------------------
     WANGER INTERNATIONAL SELECT(6)
     Contract units in payout (annuitization) period                 1,493            1,831             2,168            2,516
     Unit value                                                  $2.466353        $2.008690         $1.440194        $1.721738
     Net assets (thousands)                                             $4               $4                $3               $4
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                         0.35%            0.35%                 -                - *
     Total return                                                   22.78%           39.47%           (16.35%)          (6.97%)

     WANGER INTERNATIONAL SMALL CAP(10)
     Contract units in payout (annuitization) period                31,309           23,124            25,926           18,906
     Unit value                                                  $2.734930        $2.125969         $1.446168        $1.699564
     Net assets (thousands)                                            $86              $49               $37              $32
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                         0.62%            0.31%                 -                - *
     Total return                                                   28.64%           47.01%           (14.91%)          (7.86%)


     WANGER SELECT(13)
     Contract units in payout (annuitization) period                26,368           33,612            43,092           52,856
     Unit value                                                  $2.998343        $2.544954         $1.971397        $2.160987
     Net assets (thousands)                                            $79              $86               $85             $114
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                             -                -                 -                - *
     Total return                                                   17.82%           29.09%            (8.77%)           8.60%

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         PERIOD ENDED
                                                                                         DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     WANGER U.S. SMALLER COMPANIES(6)
     Contract units in payout (annuitization) period                60,542           68,607            80,514           55,179
     Unit value                                                  $2.742689        $2.347106         $1.659516        $2.020119
     Net assets (thousands)                                           $166             $161              $134             $111
     Mortality and expense ratio                                     1.25%            1.25%             1.25%            1.25% *
     Investment income ratio                                             -                -                 -                - *
     Total return                                                   16.85%           41.43%           (17.85%)           2.20%











MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with current year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception May 10, 2001 to December 31, 2001.           (14) From inception September 5, 2001 to December 31, 2001.
(2) From inception May 29, 2001 to December 31, 2001.           (15) From inception September 24, 2001 to December 31, 2001.
(3) From inception June 12, 2001 to December 31, 2001.          (16) From inception April 22, 2002 to December 31, 2002.
(4) From inception June 22, 2001 to December 31, 2001.          (17) From inception May 30, 2002, 2002 to December 31, 2002.
(5) From inception June 25, 2001 to December 31, 2001.          (18) From inception July 7, 2003 to December 31, 2003.
(6) From inception July 19, 2001 to December 31, 2001.          (19) From inception July 11, 2003 to December 31, 2003.
(7) From inception July 23, 2001 to December 31, 2001.          (20) From inception December 11, 2003 to December 31, 2003.
(8) From inception July 27, 2001 to December 31, 2001.          (21) From inception February 27, 2004 to December 31, 2004.
(9) From inception August 3, 2001 to December 31, 2001.         (22) From inception March 2, 2004 to December 31, 2004.
(10) From inception August 10, 2001 to December 31, 2001.       (23) From inception April 2, 2004 to December 31, 2004.
(11) From inception August 13, 2001 to December 31, 2001.       (24) From inception June 25, 2004 to December 31, 2004.
(12) From inception August 17, 2001 to December 31, 2001.       (25) From inception October 25, 2004 to December 17, 2004.
(13) From inception August 24, 2001 to December 31, 2001.       (26) From inception December 3, 2004 to December 31, 2004.
                                                                * Annualized.

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--CONTRACT UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                          SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                          PHOENIX-                                               PHOENIX-ALLIANCE/
                                                          ABERDEEN                              PHOENIX-ALGER        BERNSTEIN
                                                        INTERNATIONAL        PHOENIX-AIM         SMALL-CAP        ENHANCED INDEX
                                                           SERIES           GROWTH SERIES      GROWTH SERIES          SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Contract units outstanding, beginning of period                 52,698             163,685              4,958            115,296
Participant deposits                                                 -                   -              2,058                  -
Participant transfers                                           32,550 (e)          45,045             17,698              3,115
Participant withdrawals                                        (36,068)           (100,412)            (2,764)                 -
                                                      ----------------------------------------------------------------------------
Contract units outstanding, end of period                       49,180             108,318             21,950            118,411
                                                      ============================================================================

                                                       PHOENIX-ALLIANCE
                                                           BERNSTEIN
                                                        ENHANCED INDEX     PHOENIX-DUFF &
                                                         SERIES WITH        PHELPS REAL         PHOENIX-            PHOENIX-
                                                          GUARANTEED           ESTATE           ENGEMANN            ENGEMANN
                                                           MINIMUM           SECURITIES      CAPITAL GROWTH        GROWTH AND
                                                        PAYMENT RIDER          SERIES            SERIES           INCOME SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Contract units outstanding, beginning of period             16,158,119              48,000             56,518             40,405
Participant deposits                                                 -               1,635                  -              8,039
Participant transfers                                        6,073,927              19,351                (10) (c)        77,132 (b)
Participant withdrawals                                     (2,478,234)            (14,924)           (33,177)           (15,748)
                                                      ----------------------------------------------------------------------------
Contract units outstanding, end of period                   19,753,812              54,062             23,331            109,828
                                                      ============================================================================

                                                           PHOENIX-           PHOENIX-
                                                       ENGEMANN SMALL-        ENGEMANN           PHOENIX-            PHOENIX-
                                                          CAP GROWTH          STRATEGIC       ENGEMANN VALUE      GOODWIN MONEY
                                                            SERIES        ALLOCATION SERIES    EQUITY SERIES      MARKET SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Contract units outstanding, beginning of period                  8,395             200,691            172,903            748,804
Participant deposits                                                 -                   -                  -                  -
Participant transfers                                            7,212             137,309             49,886 (d)       (563,287)
Participant withdrawals                                        (13,845)            (95,659)           (82,253)                 -
                                                      ----------------------------------------------------------------------------
Contract units outstanding, end of period                        1,762             242,341            140,536            185,517
                                                      ============================================================================

                                                                              PHOENIX-
                                                                            GOODWIN MONEY                            PHOENIX-
                                                          PHOENIX-          MARKET SERIES        PHOENIX-         GOODWIN MULTI-
                                                        GOODWIN MULT-      WITH GUARANTEED    GOODWIN MULTI-       SECTOR SHORT
                                                        SECTOR FIXED           MINIMUM         SECTOR FIXED         TERM BOND
                                                        INCOME SERIES       PAYMENT RIDER      INCOME SERIES          SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Contract units outstanding, beginning of period                 73,759           1,114,381             73,759                 -
Participant deposits                                                 -           8,069,058                 -                  -
Participant transfers                                           97,218 (a)      (8,636,177)            97,218             32,026
Participant withdrawals                                        (31,044)           (497,571)           (31,044)              (437)
                                                      ----------------------------------------------------------------------------
Contract units outstanding, end of period                      139,933              49,691            139,933             31,589
                                                      ============================================================================

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--CONTRACT UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                          SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                                           PHOENIX-LAZARD
                                                       PHOENIX-KAYNE        INTERNATIONAL     PHOENIX-LAZARD       PHOENIX-LORD
                                                      RISING DIVIDENDS      EQUITY SELECT     SMALL-CAP VALUE       ABBETT BOND-
                                                           SERIES               SERIES            SERIES         DEBENTURE SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Contract units outstanding, beginning of period                      -               2,052                  -                  -
Participant deposits                                                 -              10,497                777                  -
Participant transfers                                           18,508              65,473              3,603             32,980
Participant withdrawals                                         (1,050)             (3,075)            (4,380)            (6,509)
                                                      ----------------------------------------------------------------------------
Contract units outstanding, end of period                       17,458              74,947                  -             26,471
                                                      ============================================================================

                                                                                                                    PHOENIX-
                                                        PHOENIX-LORD        PHOENIX-LORD         PHOENIX-           NORTHERN
                                                      ABBETT LARGE-CAP     ABBETT MID-CAP     NORTHERN DOW 30       NASDAQ-100
                                                        VALUE SERIES         VALUE SERIES         SERIES         INDEX(R) SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Contract units outstanding, beginning of period                  2,831               6,252            138,137             85,522
Participant deposits                                             8,011                   -                  -                  -
Participant transfers                                           49,557                   -             31,315              6,983
Participant withdrawals                                         (3,057)             (2,387)           (10,500)            (8,508)
                                                      ----------------------------------------------------------------------------
Contract units outstanding, end of period                       57,342               3,865            158,952             83,997
                                                      ============================================================================


                                                       PHOENIX-SANFORD    PHOENIX-SANFORD     PHOENIX-SENECA      PHOENIX-SENECA
                                                       BERNSTEIN MID-     BERNSTEIN SMALL-    MID-CAP GROWTH      STRATEGIC THEME
                                                      CAP VALUE SERIES    CAP VALUE SERIES        SERIES              SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Contract units outstanding, beginning of period                 90,550              19,110             52,441             17,479
Participant deposits                                                 -                   -                  -                  -
Participant transfers                                           16,931               2,301             23,774                  -
Participant withdrawals                                        (35,517)             (6,558)           (24,117)            (9,568)
                                                      ----------------------------------------------------------------------------
Contract units outstanding, end of period                       71,964              14,853             52,098              7,911
                                                      ============================================================================


                                                       AIM V.I. CAPITAL                                           ALGER AMERICAN
                                                        APPRECIATION       AIM V.I. MID CAP   AIM V.I. PREMIER   LEVERAGED ALLCAP
                                                            FUND           CORE EQUITY FUND     EQUITY FUND           PORTFOLIO
                                                      -----------------   -----------------  -----------------  ------------------
Contract units outstanding, beginning of period                  5,134                   -             15,233             83,910
Participant deposits                                             5,151                   -              7,655                  -
Participant transfers                                           38,714             169,650 (f)              -                  -
Participant withdrawals                                         (7,994)               (423)            (1,850)            (5,876)
                                                      ----------------------------------------------------------------------------
Contract units outstanding, end of period                       41,005             169,227             21,038             78,034
                                                      ============================================================================

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--CONTRACT UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                          SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                       FEDERATED FUND      FEDERATED HIGH
                                                           FOR U.S.          INCOME BOND                           VIP GROWTH
                                                         GOVERNMENT           FUND II --    VIP CONTRAFUND(R)     OPPORTUNITIES
                                                        SECURITIES II      PRIMARY SHARES        PORTFOLIO          PORTFOLIO
                                                      -----------------   -----------------  -----------------  ------------------
Contract units outstanding, beginning of period                304,052              35,245             49,969             28,834
Participant deposits                                            14,551                   -                  -                  -
Participant transfers                                           56,411              (6,771)            14,832             18,266
Participant withdrawals                                        (78,278)             (4,294)           (16,347)           (12,857)
                                                      ----------------------------------------------------------------------------
Contract units outstanding, end of period                      296,736              24,180             48,454             34,243
                                                      ============================================================================

                                                                                                 TEMPLETON
                                                                                                DEVELOPING          TEMPLETON
                                                         VIP GROWTH         MUTUAL SHARES         MARKETS            FOREIGN
                                                         PORTFOLIO         SECURITIES FUND    SECURITIES FUND    SECURITIES FUND
                                                      -----------------   -----------------  -----------------  ------------------
Contract units outstanding, beginning of period                 30,726              28,393              3,560             21,667
Participant deposits                                             5,607                   -                  -              4,372
Participant transfers                                           35,746              10,986                  -                  -
Participant withdrawals                                         (7,563)            (12,437)            (3,560)            (7,626)
                                                      ----------------------------------------------------------------------------
Contract units outstanding, end of period                       64,516              26,942                  -             18,413
                                                      ============================================================================

                                                                                               SCUDDER VIT
                                                         TEMPLETON                            EAFE(R) EQUITY         SCUDDER VIT
                                                           GROWTH          RYDEX VARIABLE          INDEX         EQUITY 500 INDEX
                                                       SECURITIES FUND     TRUST JUNO FUND          FUND                 FUND
                                                      -----------------   -----------------  -----------------  ------------------
Contract units outstanding, beginning of period                 37,336                   -             29,541             24,778
Participant deposits                                                 -                   -                  -          1,013,895
Participant transfers                                            5,450              47,933                  -              1,561
Participant withdrawals                                         (6,248)                  -             (4,459)           (36,334)
                                                      ----------------------------------------------------------------------------
Contract units outstanding, end of period                       36,538              47,933             25,082          1,003,900
                                                      ============================================================================

                                                        SCUDDER VIT
                                                      EQUITY 500 INDEX
                                                        SERIES WITH
                                                         GUARANTEED                               WANGER               WANGER
                                                          MINIMUM           TECHNOLOGY        INTERNATIONAL        INTERNATIONAL
                                                       PAYMENT RIDER        PORTFOLIO             SELECT              SMALL CAP
                                                      -----------------   -----------------  -----------------  ------------------
Contract units outstanding, beginning of period                      -               1,195              1,831             23,124
Participant deposits                                         1,013,894                   -                  -              1,824
Participant transfers                                           (1,361)                 23                 (2)            14,301
Participant withdrawals                                        (33,878)                  -               (336)            (7,940)
                                                      ----------------------------------------------------------------------------
Contract units outstanding, end of period                      978,655               1,218              1,493             31,309
                                                      ============================================================================

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--CONTRACT UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                          SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                                             WANGER U.S.
                                                                              SMALLER
                                                        WANGER SELECT         COMPANIES
                                                      -----------------   -----------------
Contract units outstanding, beginning of period                 33,612              68,607
Participant deposits                                                 -                   -
Participant transfers                                            5,010              27,133
Participant withdrawals                                        (12,254)            (35,198)
                                                      -------------------------------------
Contract units outstanding, end of period                       26,368              60,542
                                                      =====================================






























(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         SUBACCOUNT
                                                      ----------------------------------------------------------------------------
                                                                                                                PHOENIX-ALLIANCE/
                                                                                                                    BERNSTEIN
                                                                                             PHOENIX-ALLIANCE/   ENHANCED INDEX
                                                      PHOENIX-ABERDEEN      PHOENIX-AIM         BERNSTEIN           SERIES WITH
                                                       INTERNATIONAL       MID-CAP EQUITY      ENHANCED INDEX   GUARANTEED MINIMUM
                                                           SERIES             SERIES               SERIES          PAYMENT RIDER
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             56,265               6,497            108,616           6,876,439
Participant deposits                                                 -                   -                  -                  -
Participant transfers                                                -              10,100             67,471          10,779,959
Participant withdrawals                                         (3,567)             (1,008)           (60,791)         (1,498,279)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   52,698              15,589            115,296          16,158,119
                                                      ============================================================================

                                                      PHOENIX-ALLIANCE/     PHOENIX-DUFF &                       PHOENIX-ENGEMANN
                                                           BERNSTEIN        PHELPS REAL       PHOENIX-ENGEMANN      SMALL & MID-
                                                        GROWTH + VALUE    ESTATE SECURITIES    CAPITAL GROWTH        CAP GROWTH
                                                           SERIES             SERIES              SERIES               SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period              2,036              65,098             64,424               8,522
Participant deposits                                                 -                   -                  -                  -
Participant transfers                                           11,978                   -                  -                  -
Participant withdrawals                                           (372)            (17,098)            (7,906)               (127)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   13,642              48,000             56,518               8,395
                                                      ============================================================================

                                                                          PHOENIX-GOODWIN
                                                                            MONEY MARKET
                                                       PHOENIX-GOODWIN      SERIES WITH      PHOENIX-GOODWIN
                                                           MONEY             GUARANTEED        MULTI-SECTOR       PHOENIX-JANUS
                                                           MARKET             MINIMUM          FIXED INCOME      FLEXIBLE INCOME
                                                           SERIES           PAYMENT RIDER         SERIES              SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period          1,298,078           1,365,410            108,603             124,514
Participant deposits                                         4,794,499           8,162,866                  -                   -
Participant transfers                                       (5,236,733)         (8,066,733)           (12,593)            (11,988)
Participant withdrawals                                       (107,040)           (347,162)           (22,251)            (21,848)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  748,804           1,114,381             73,759              90,678
                                                      ============================================================================

                                                       PHOENIX-LAZARD
                                                        INTERNATIONAL       PHOENIX-LORD       PHOENIX-LORD        PHOENIX-MFS
                                                        EQUITY SELECT     ABBETT LARGE-CAP    ABBETT MID-CAP     INVESTORS GROWTH
                                                           SERIES           VALUE SERIES        VALUE SERIES       STOCK SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                  -                   -                  -             168,292
Participant deposits                                                 -                   -                  -                   -
Participant transfers                                            2,098               2,894              7,929               3,805
Participant withdrawals                                            (46)                (63)            (1,677)             (8,412)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    2,052               2,831              6,252             163,685
                                                      ============================================================================

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                      SUBACCOUNT
                                                      ----------------------------------------------------------------------------


                                                         PHOENIX-MFS        PHOENIX-MFS          PHOENIX-       PHOENIX-NORTHERN
                                                          INVESTORS            VALUE          NORTHERN DOW 30      NASDAQ-100
                                                         TRUST SERIES          SERIES            SERIES          INDEX(R) SERIES
                                                      -----------------   -----------------  -----------------  ------------------

Accumulation units outstanding, beginning of period              2,041               1,988            136,591              92,418
Participant deposits                                                 -                   -                  -                  -
Participant transfers                                                -                   -             11,662                  -
Participant withdrawals                                           (122)               (118)           (10,116)             (6,896)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    1,919               1,870            138,137              85,522
                                                      ============================================================================


                                                      PHOENIX-OAKHURST    PHOENIX-OAKHURST                       PHOENIX-SANFORD
                                                         GROWTH AND          STRATEGIC      PHOENIX-OAKHURST       BERNSTEIN
                                                           INCOME            ALLOCATION       VALUE EQUITY        GLOBAL VALUE
                                                           SERIES              SERIES             SERIES              SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             42,484             162,197            194,518               4,097
Participant deposits                                                 -                   -                  -                   -
Participant transfers                                            2,353              62,398                  -                   -
Participant withdrawals                                         (4,432)            (23,904)           (21,615)             (2,484)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   40,405             200,691            172,903               1,613
                                                      ============================================================================


                                                       PHOENIX-SANFORD     PHOENIX-SANFORD
                                                          BERNSTEIN           BERNSTEIN       PHOENIX-SENECA      PHOENIX-SENECA
                                                           MID-CAP            SMALL-CAP           MID-CAP           STRATEGIC
                                                            VALUE               VALUE             GROWTH              THEME
                                                           SERIES              SERIES             SERIES             SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             96,433              22,615             55,831              19,543
Participant deposits                                                 -                   -                  -                   -
Participant transfers                                           14,897                   -                  -                   -
Participant withdrawals                                        (20,780)             (3,505)            (3,390)             (2,064)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   90,550              19,110             52,441              17,479
                                                      ============================================================================


                                                         PHOENIX-STATE
                                                        STREET RESEARCH        AIM V.I.           AIM V.I.
                                                           SMALL-CAP           CAPITAL            PREMIER         ALGER AMERICAN
                                                            GROWTH          APPRECIATION           EQUITY        LEVERAGED ALLCAP
                                                            SERIES              FUND                FUND            PORTFOLIO
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                  -               4,676             17,335              94,858
Participant deposits                                                 -                   -                  -                   -
Participant transfers                                            6,289               1,626                  -                   -
Participant withdrawals                                         (1,331)             (1,168)            (2,102)            (10,948)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    4,958               5,134             15,233              83,910
                                                      ============================================================================

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                             SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                       FEDERATED FUND       FEDERATED HIGH
                                                          FOR U.S.           INCOME BOND            VIP             VIP GROWTH
                                                        GOVERNMENT            FUND II --       CONTRAFUND(R)      OPPORTUNITIES
                                                       SECURITIES II       PRIMARY SHARES       PORTFOLIO            PORTFOLIO
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period            447,334              13,403             51,251              18,348
Participant deposits                                                 -                   -                  -                   -
Participant transfers                                          (43,876)             28,658              8,871              12,812
Participant withdrawals                                        (99,406)             (6,816)           (10,153)             (2,326)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  304,052              35,245             49,969              28,834
                                                      ============================================================================



                                                                                                TEMPLETON
                                                             VIP                                DEVELOPING          TEMPLETON
                                                            GROWTH          MUTUAL SHARES         MARKETS            FOREIGN
                                                           PORTFOLIO       SECURITIES FUND    SECURITIES FUND     SECURITIES FUND
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             16,631              29,440              3,560              26,982
Participant deposits                                                 -                   -                  -                   -
Participant transfers                                           16,795               9,185                  -                   -
Participant withdrawals                                         (2,700)            (10,232)                 -              (5,315)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   30,726              28,393              3,560              21,667
                                                      ============================================================================


                                                          TEMPLETON
                                                           GROWTH                               SCUDDER VIT        SCUDDER VIT
                                                         SECURITIES        RYDEX VARIABLE      EAFE(R) EQUITY       EQUITY 500
                                                            FUND           TRUST JUNO FUND      INDEX FUND          INDEX FUND
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             46,798                   -             35,571                   -
Participant deposits                                                 -                 277                  -                   -
Participant transfers                                                -                (277)                 -              25,902
Participant withdrawals                                         (9,462)                  -             (6,030)             (1,124)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                   37,336                   -             29,541              24,778
                                                      ==============================================================================


                                                                                                  WANGER
                                                         TECHNOLOGY        WANGER FOREIGN      INTERNATIONAL
                                                          PORTFOLIO            FORTY             SMALL CAP         WANGER TWENTY
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period              1,285               2,168             25,926              43,092
Participant deposits                                                 -                   -                  -                   -
Participant transfers                                                -                   -              1,293                   -
Participant withdrawals                                            (90)               (337)            (4,095)             (9,480)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    1,195               1,831             23,124              33,612
                                                      ============================================================================

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                           SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                         WANGER U.S.
                                                          SMALLER
                                                         COMPANIES
                                                      -----------------
Accumulation units outstanding, beginning of period             80,514
Participant deposits                                                 -
Participant transfers                                                -
Participant withdrawals                                        (11,907)
                                                      -----------------
Accumulation units outstanding, end of period                   68,607
                                                      =================

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. We make a daily deduction for the risk and administrative fee for the variable accumulation account based on an annual rate of up to 1.25%, which is taken from the daily net assets of the subaccount. Policyholders may also elect a guaranteed minimum payment rider when they purchase a contract. The rider guarantees that each annuity payment will never be less than the initial annuity payment as long as no withdrawals are taken. If a withdrawal is taken, then the annuity payment will be reduced proportionately by the withdrawal amount. The charge for the rider is taken in the form of an additional risk and administration fee of up to 1.00% resulting in a total annual rate of up to 2.25%, which is taken from the daily net assets of the subaccount.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $0, $0 and $0 for the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable believes that each of the subaccounts satisfies the current requirements of the regulations. PHL Variable intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

   On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

   On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

   On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

   On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

   On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

   On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

   Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

   At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--OTHER

   Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

   The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

   The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

   Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

   Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

   Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[LOGO] PRICEWATERHOUSECOOPERS PWC

To the Board of Directors of PHL Variable Insurance Company and Participants of PHL Variable Accumulation Account (Phoenix Income Choice(R)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account (Phoenix Income Choice(R)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.


/s/PricewaterhouseCoopers LLP


Hartford, Connecticut
March 31, 2005

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2004 AND 2003

                                TABLE OF CONTENTS

                                                                                                                  PAGE
                                                                                                             --------------

Report of Independent Registered Public Accounting Firm...................................................        F-3

Balance Sheet as of December 31, 2004 and 2003............................................................        F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended December 31, 2004, 2003 and 2002....................................................        F-5

Statement of Cash Flows for the years ended December 31, 2004, 2003 and 2002..............................        F-6

Notes to Financial Statements.............................................................................     F-7 - F-18

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company (the Company) at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, CT
March 8, 2005

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                   ($ amounts in thousands, except share data)
                           DECEMBER 31, 2004 AND 2003

                                                                                                  2004             2003
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.......................................     $  3,075,379     $  3,087,957
Available-for-sale equity securities, at fair value.....................................              261            8,687
Policy loans, at unpaid principal balances..............................................            2,486            1,753
Other invested assets...................................................................            4,393           20,314
                                                                                            ---------------  ---------------
Total investments.......................................................................        3,082,519        3,118,711
Cash and cash equivalents...............................................................           39,598           80,972
Accrued investment income...............................................................           27,353           26,817
Deferred policy acquisition costs.......................................................          433,458          372,609
Other general account assets............................................................           37,653           23,611
Separate account assets.................................................................        2,413,571        2,010,134
                                                                                            ---------------  ---------------
TOTAL ASSETS............................................................................     $  6,034,152     $  5,632,854
                                                                                            ===============  ===============

LIABILITIES:
Policyholder deposit funds..............................................................     $  2,627,920     $  2,760,567
Policy liabilities and accruals.........................................................          350,851          235,484
Deferred income taxes...................................................................           63,402           55,926
Other general account liabilities.......................................................           30,047           42,959
Separate account liabilities............................................................        2,413,571        2,010,134
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.......................................................................        5,485,791        5,105,070
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued..............            2,500            2,500
Additional paid-in capital..............................................................          503,234          484,234
Retained earnings.......................................................................           32,911           16,196
Accumulated other comprehensive income..................................................            9,716           24,854
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY..............................................................          548,361          527,784
                                                                                            ---------------  ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY..............................................     $  6,034,152     $  5,632,854
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------
 REVENUES:
 Premiums...............................................................    $      7,367     $      5,829     $      4,372
 Insurance and investment product fees..................................          83,300           65,529           46,915
 Investment income, net of expenses.....................................         143,862          133,531           92,472
 Net realized investment gains (losses).................................           5,121              768          (16,167)
                                                                           ---------------  ---------------  ---------------
 TOTAL REVENUES.........................................................         239,650          205,657          127,592
                                                                           ---------------  ---------------  ---------------

 BENEFITS AND EXPENSES:
 Policy benefits........................................................         136,760          127,311           98,915
 Policy acquisition cost amortization...................................          45,027           20,040           23,182
 Other operating expenses...............................................          35,683           35,288           27,386
                                                                           ---------------  ---------------  ---------------
 TOTAL BENEFITS AND EXPENSES............................................         217,470          182,639          149,483
                                                                           ---------------  ---------------  ---------------
 Income (loss) before income taxes......................................          22,180           23,018          (21,891)
 Applicable income taxes (benefit)......................................           5,465            8,369           (8,635)
                                                                           ---------------  ---------------  ---------------
 NET INCOME (LOSS)......................................................    $     16,715     $     14,649     $    (13,256)
                                                                           ===============  ===============  ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)......................................................    $     16,715     $     14,649     $    (13,256)
                                                                           ---------------  ---------------  ---------------
 Net unrealized investment gains (losses)...............................         (14,802)           2,561           18,522
 Net unrealized derivative instruments gains (losses)...................            (336)            (335)           2,147
                                                                           ---------------  ---------------  ---------------
 OTHER COMPREHENSIVE INCOME (LOSS)......................................         (15,138)           2,226           20,669
                                                                           ---------------  ---------------  ---------------
 COMPREHENSIVE INCOME...................................................    $      1,577     $     16,875     $      7,413
                                                                           ===============  ===============  ===============

 ADDITIONAL PAID-IN  CAPITAL:
 Capital contributions from parent......................................    $     19,000     $     40,000     $    259,370

 RETAINED EARNINGS:
 Net income (loss)......................................................          16,715           14,649          (13,256)

 ACCUMULATED OTHER COMPREHENSIVE INCOME:
 Other comprehensive income (loss)......................................         (15,138)           2,226           20,669
                                                                           ---------------  ---------------  ---------------

 CHANGE IN STOCKHOLDER'S EQUITY.........................................          20,577           56,875          266,783
 Stockholder's equity, beginning of year................................         527,784          470,909          204,126
                                                                           ---------------  ---------------  ---------------
 STOCKHOLDER'S EQUITY, END OF YEAR......................................    $    548,361     $    527,784     $    470,909
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------

 OPERATING ACTIVITIES:
 Net income (loss)......................................................    $     16,715     $     14,649     $    (13,256)
 Net realized investment (gains) losses.................................          (5,121)            (768)          16,167
 Investment (gains) losses..............................................          (5,634)           6,876           22,671
 Deferred income taxes..................................................          15,627           15,734              438
 Increase in deferred policy acquisition costs..........................         (61,761)        (100,542)        (128,164)
 Increase in policy liabilities and accruals............................         135,384          126,059           66,632
 Other assets and other liabilities net change..........................         (19,262)          32,352          (63,659)
                                                                           ---------------  ---------------  ---------------
 CASH FROM (FOR) OPERATING ACTIVITIES...................................          75,948           94,360          (99,171)
                                                                           ---------------  ---------------  ---------------

 INVESTING ACTIVITIES:

 Investment purchases...................................................      (1,506,835)      (2,068,268)      (1,753,350)
 Investment sales, repayments and maturities............................       1,503,161        1,338,495          414,195
                                                                           ---------------  ---------------  ---------------
 CASH (FOR) INVESTING ACTIVITIES........................................          (3,674)        (729,773)      (1,339,155)
                                                                           ---------------  ---------------  ---------------

 FINANCING ACTIVITIES:

 Policyholder deposit fund deposits.....................................         365,166          928,973        2,072,129
 Policyholder deposit fund withdrawals..................................        (497,814)        (725,834)        (591,371)
 Capital contributions from parent......................................          19,000           40,000          259,370
                                                                           ---------------  ---------------  ---------------
 CASH FROM (FOR) FINANCING ACTIVITIES...................................        (113,648)         243,139        1,740,128
                                                                           ---------------  ---------------  ---------------
 CHANGE IN CASH AND CASH EQUIVALENTS....................................         (41,374)        (392,274)         301,802
 Cash and cash equivalents, beginning of year...........................          80,972          473,246          171,444
                                                                           ---------------  ---------------  ---------------
 CASH AND CASH EQUIVALENTS, END OF YEAR.................................    $     39,598     $     80,972     $    473,246
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

1.       ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of investments in debt and equity securities, and accruals for deferred taxes. Significant accounting policies are presented throughout the notes in italicized type.

NEW ACCOUNTING PRONOUNCEMENTS

Other-Than-Temporary Impairments: Portions of Emerging Issues Task Force Abstract EITF 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments", or EITF 03-1, are effective for fiscal periods beginning after June 15, 2004. EITF 03-1 provides guidance as to the determination of other-than-temporary impaired securities and requires additional disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices and thus, are not anticipated to have a material effect on our financial statements. The effective date of certain portions of EITF 03-1 has been delayed pending further interpretive guidance. Because significant uncertainty remains surrounding what form the guidance will ultimately take, we cannot predict what effect, if any, adoption of the pending portions will have on our financial results.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts", or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our financial statements.


2.       OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

[begin italic] Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. [end italic]

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

[begin italic] We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. [end italic]

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
    o We reinsure 50% to 90% of the mortality risk for certain issues of term and universal life policies.

DIRECT BUSINESS AND REINSURANCE:                                                       YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                 2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Direct premiums........................................................     $     43,348     $     30,404     $     21,283
Premiums ceded to reinsurers...........................................          (35,981)         (24,575)         (16,911)
                                                                           ---------------  ---------------  ---------------
PREMIUMS...............................................................     $      7,367     $      5,829     $      4,372
                                                                           ===============  ===============  ===============

Direct policy benefits incurred........................................     $     37,846     $     19,031     $     13,757
Policy benefits assumed from reinsureds................................              286              160              197
Policy benefits ceded to reinsurers....................................          (26,767)         (12,829)         (11,378)
                                                                           ---------------  ---------------  ---------------
POLICY BENEFITS........................................................     $     11,365     $      6,362     $      2,576
                                                                           ===============  ===============  ===============

Direct life insurance in-force.........................................     $ 30,623,344     $ 20,518,533     $ 11,999,540
Life insurance in-force assumed from reinsureds........................          155,964          168,788          215,329
Life insurance in-force ceded to reinsurers............................      (23,057,775)     (15,544,504)      (9,842,076)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE IN-FORCE................................................     $  7,721,533     $  5,142,817     $  2,372,793
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance in-force.................             2.02%            3.28%            9.07%
                                                                           ===============  ===============  ===============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $125.4 million, $121.0 million and $96.3 million, net of reinsurance, for the years ended December 31, 2004, 2003 and 2002, respectively.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

[begin italic] The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our 2002 acquisition of the variable life and annuity business of Valley Forge Life Insurance Company, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For term life insurance policies, DAC is amortized in proportion to projected net premiums. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances. [end italic]

In 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $9.9 million pre-tax ($6.4 million after income taxes) increase in policy acquisition cost amortization expense in 2002.

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                         YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred, excluding acquisitions..............     $    106,788     $    120,582     $    102,769
Acquisition costs recognized in Valley Forge Life acquisition..........               --               --           48,577
Recurring costs amortized to expense...................................          (45,027)         (20,040)         (23,182)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 3)......................             (912)          16,390          (37,474)
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs............................           60,849          116,932           90,690
Deferred policy acquisition costs, beginning of year...................          372,609          255,677          164,987
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR.........................     $    433,458     $    372,609     $    255,677
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

[begin italic] Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net level premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience. [end italic]

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.25% to 5.75% as of December 31, 2004, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2004 and 2003, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $114.7 million and $171.1 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $8.5 million and $7.2 million, respectively.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 1.6% to 8.25%, less administrative charges.

FAIR VALUE OF INVESTMENT CONTRACTS

[begin italic] We determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period. [end italic]


3.       INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

[begin italic] We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). [end italic]

FAIR VALUE AND COST OF AVAILABLE-FOR-SALE                                        AS OF DECEMBER 31,
DEBT SECURITIES:                                         -------------------------------------------------------------------
$ amounts in thousands)                                                2004                              2003
                                                         --------------------------------   --------------------------------
                                                           FAIR VALUE          COST           FAIR VALUE          COST
                                                         ---------------  ---------------   ---------------  ---------------

U.S. government and agency...........................     $     65,485     $     64,850      $     58,894     $     58,166
State and political subdivision......................           45,028           44,717            48,376           47,621
Foreign government...................................           73,572           69,137            44,918           43,261
Corporate............................................        1,674,157        1,657,987         1,475,398        1,445,360
Mortgage-backed......................................          665,778          652,781           695,425          680,360
Other asset-backed...................................          551,359          551,368           764,946          758,868
                                                         ---------------  ---------------   ---------------  ---------------
DEBT SECURITIES......................................     $  3,075,379     $  3,040,840      $  3,087,957     $  3,033,636
                                                         ===============  ===============   ===============  ===============

[begin italic] For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value. [end italic]

We owned no non-income producing debt securities as of December 31, 2004 or 2003.

FAIR VALUE AND COST OF EQUITY SECURITIES:                                        AS OF DECEMBER 31,
($ amounts in thousands)                                 -------------------------------------------------------------------
                                                                       2004                              2003
                                                         --------------------------------   --------------------------------
                                                           FAIR VALUE          COST           FAIR VALUE          COST
                                                         ---------------  ---------------   ---------------  ---------------

Mutual fund seed investments.........................     $         63     $         39      $      8,512     $      6,510
Other equity securities..............................              198              227               175              229
                                                         ---------------  ---------------   ---------------  ---------------
EQUITY SECURITIES....................................     $        261     $        266      $      8,687     $      6,739
                                                         ===============  ===============   ===============  ===============

GROSS AND NET UNREALIZED GAINS (LOSSES) FROM                                     AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES:                              -------------------------------------------------------------------
($ amounts in thousands)                                               2004                              2003
                                                         --------------------------------   --------------------------------
                                                             GAINS            LOSSES            GAINS            LOSSES
                                                         ---------------  ---------------   ---------------  ---------------

U.S. government and agency...........................     $        878     $       (243)     $        936     $       (208)
State and political subdivision......................              721             (410)            1,107             (352)
Foreign government...................................            4,565             (130)            2,451             (794)
Corporate............................................           30,610          (14,440)           42,578          (12,540)
Mortgage-backed......................................           14,805           (1,808)           16,566           (1,501)
Other asset-backed...................................            4,660           (4,669)           10,070           (3,992)
                                                         ---------------  ---------------   ---------------  ---------------
Debt securities gains and losses.....................     $     56,239     $    (21,700)     $     73,708     $    (19,387)
                                                         ===============  ===============   ===============  ===============
Equity securities gains and losses...................     $         24     $        (29)     $      2,002     $        (54)
                                                         ===============  ===============   ===============  ===============
DEBT AND EQUITY SECURITIES NET GAINS.................     $     34,534                       $     56,269
                                                         ===============                    ===============


AGING OF TEMPORARILY IMPAIRED GENERAL                                        AS OF DECEMBER 31, 2004
ACCOUNT DEBT AND EQUITY SECURITIES:         ---------------------------------------------------------------------------------------
($ amounts in thousands)                         LESS THAN 12 MONTHS         GREATER THAN 12 MONTHS                TOTAL
                                            ----------------------------   ---------------------------   --------------------------
                                                FAIR        UNREALIZED         FAIR        UNREALIZED        FAIR       UNREALIZED
                                                VALUE         LOSSES           VALUE         LOSSES          VALUE        LOSSES
                                            -------------  -------------   ------------  -------------   ------------  -------------
DEBT SECURITIES
U.S. government and agency...............    $   29,470     $     (243)     $       --    $       --      $   29,470    $     (243)
State and political subdivision..........        12,280           (227)          4,151          (183)         16,431          (410)
Foreign government.......................            --             --           4,833          (130)          4,833          (130)
Corporate................................       484,913        (11,468)         76,796        (2,972)        561,709       (14,440)
Mortgage-backed..........................       242,502         (1,689)         18,780          (119)        261,282        (1,808)
Other asset-backed.......................       259,871         (2,355)          9,853        (2,314)        269,724        (4,669)
                                            -------------  -------------   ------------  -------------   ------------  -------------
DEBT SECURITIES..........................    $1,029,036     $  (15,982)     $  114,413    $   (5,718)     $1,143,449    $  (21,700)
COMMON STOCK.............................            --             --              --           (29)             --           (29)
                                            -------------  -------------   ------------  -------------   ------------  -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES....    $1,029,036     $  (15,982)     $  114,413    $   (5,747)     $1,143,449    $  (21,729)
                                            =============  =============   ============  =============   ============  =============

BELOW INVESTMENT GRADE...................    $   36,729     $     (953)     $   10,934    $   (2,325)     $   47,663    $   (3,278)
                                            =============  =============   ============  =============   ============  =============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED ACQUISITION COST
  ADJUSTMENT AND TAXES...................                   $     (355)                   $     (455)                   $     (810)
                                                           =============                 =============                 =============

Below investment grade debt securities which have been in an unrealized loss for greater than 12 months consists of six securities, of which only one security, with an unrealized loss of $1,232 thousand ($801 thousand after offset for taxes) has a fair value less than 80% of the security's amortized cost at December 31, 2003.

All of these securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

POLICY LOANS AND OTHER INVESTED ASSETS

[begin italic] Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures, for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control and seed money in separate accounts. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting. [end italic]

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize realized investment gains and losses on asset dispositions on a first-in first-out basis and when declines in the fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. Applicable income taxes, which offset realized investment gains and losses, are reported separately as components of net income. [end italic]

SOURCES OF NET INVESTMENT INCOME:                                                      YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt securities........................................................     $    145,354     $    132,101     $     88,764
Equity securities......................................................               44              478              269
Other investments......................................................              178              931              237
Policy loans...........................................................              122              140               38
Cash and cash equivalents..............................................            1,000            2,679            4,891
                                                                           ---------------  ---------------  ---------------
Total investment income................................................          146,698          136,329           94,199
  Less:  Investment expenses...........................................            2,836            2,798            1,727
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME..................................................     $    143,862     $    133,531     $     92,472
                                                                           ===============  ===============  ===============


SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

DEBT SECURITY IMPAIRMENTS..............................................     $         --     $     (8,113)    $    (13,207)
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains........................................            6,015            9,615            2,754
Debt security transaction losses.......................................           (3,581)          (2,411)          (6,640)
Equity security transaction gains......................................            2,286            3,993               --
Equity security transaction losses.....................................               --           (1,354)              (1)
Other investment transaction gains (losses)............................              402             (960)             930
Cash equivalent transaction losses.....................................               (1)              (2)              (3)
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS (LOSSES).........................................            5,121            8,881           (2,960)
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES).................................     $      5,121     $        768     $    (16,167)
                                                                           ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes. [end italic]

SOURCES OF NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES):                           YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt securities........................................................     $    (19,782)    $    (11,311)    $     62,514
Equity securities......................................................           (1,953)             695            1,253
Other investments......................................................             (125)          (1,833)           2,203
                                                                           ---------------  ---------------  ---------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)....................     $    (21,860)    $    (12,449)    $     65,970
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)...............................     $    (21,860)    $    (12,449)    $     65,970
                                                                           ---------------  ---------------  ---------------
Applicable deferred policy acquisition costs (Note 2)..................              912          (16,390)          37,474
Applicable deferred income taxes.......................................           (7,970)           1,380            9,974
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains (losses)....................           (7,058)         (15,010)          47,448
                                                                           ---------------  ---------------  ---------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN             $    (14,802)    $      2,561     $     18,522
  OTHER COMPREHENSIVE INCOME...........................................    ===============  ===============  ===============

INVESTING CASH FLOWS

[begin italic] Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less. [end italic]

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                  YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Debt security purchases................................................     $ (1,505,651)    $ (2,050,231)    $ (1,733,608)
Equity security purchases..............................................              (40)          (8,619)          (9,374)
Other invested asset purchases.........................................             (411)          (9,000)          (9,929)
Policy loan advances, net..............................................             (733)            (418)            (439)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES...................................................     $ (1,506,835)    $ (2,068,268)    $ (1,753,350)
                                                                           ===============  ===============  ===============

Debt securities sales..................................................     $    886,091     $    484,329     $     94,486
Debt securities maturities and repayments..............................          591,962          817,792          296,625
Equity security sales..................................................            8,798           36,374           23,084
Other invested asset sales.............................................           16,310               --               --
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES............................     $  1,503,161     $  1,338,495     $    414,195
                                                                           ===============  ===============  ===============

The maturities of debt securities, by contractual sinking fund payment and maturity are summarized in the following table. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

COST OF DEBT SECURITIES BY MATURITY:                                                                          AS OF DEC 31,
($ amounts in thousands)                                                                                          2004
                                                                                                             ---------------

Due in one year or less...................................................................................    $     69,539
Due after one year through five years.....................................................................       1,114,169
Due after five years through ten years....................................................................         678,021
Due after ten years.......................................................................................       1,179,111
                                                                                                             ---------------
TOTAL.....................................................................................................    $  3,040,840
                                                                                                             ===============


4.       SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

[begin italic] Separate account assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered. [end italic]


5.       INCOME TAXES

[begin italic] We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return. [end italic]

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Income tax expense (benefit) attributable to:

Net income (loss)......................................................     $      5,465     $      8,369     $     (8,635)
Other comprehensive income (loss)......................................           (8,151)           1,199           11,129
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS)............................................     $     (2,686)    $      9,568     $      2,494
                                                                           ===============  ===============  ===============

Current................................................................     $    (10,162)    $     (7,366)    $     (9,073)
Deferred...............................................................           15,627           15,735              438
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME........................            5,465            8,369           (8,635)
Deferred income taxes applicable to other comprehensive income.........           (8,151)           1,199           11,129
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME..............     $     (2,686)    $      9,568     $      2,494
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)..........................................     $     (3,450)    $    (51,107)    $      3,149
                                                                           ===============  ===============  ===============


RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE:                              YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Income (loss) before income taxes......................................     $     22,180    $      23,018     $    (21,891)
                                                                           ---------------  ---------------  ---------------
Income taxes (benefit) at statutory rate of 35.0%......................            7,763            8,056           (7,662)
Tax (benefit) attributable to tax-advantaged investment income.........           (2,264)             360             (972)
Other, net.............................................................              (34)             (47)              (1)
                                                                           ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES (BENEFIT)......................................     $      5,465     $      8,369     $     (8,635)
                                                                           ===============  ===============  ===============
Effective income tax (benefit) rates...................................             24.6%            36.4%            39.4%
                                                                           ===============  ===============  ===============


DEFERRED INCOME TAX ASSETS (LIABILITIES) ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                    AS OF DECEMBER 31,
($ amounts in thousands)                                                                    --------------------------------
                                                                                                 2004             2003
                                                                                            ---------------  ---------------
Deferred income tax assets:
Future policyholder benefits............................................................     $     48,756     $     44,815
Unearned premiums / deferred revenues...................................................            5,983            4,675
Net operating loss carryover benefits...................................................           23,618           29,435
Other...................................................................................            1,041              831
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS........................................................           79,398           79,756
                                                                                            ---------------  ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.......................................................          133,372          114,962
Investments.............................................................................            9,428           20,720
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES...................................................          142,800          135,682
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX LIABILITY...........................................................     $     63,402     $     55,926
                                                                                            ===============  ===============

We are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At December 31, 2004, we had net operating loss carryforwards of $67.5 million for federal income tax purposes, of which $60.1 million expires in 2017 and $7.4 million expires in 2018. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2004 and 2003 will be realized.


6.   RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $82.0 million, $86.5 million and $64.3 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Phoenix Life were $5.4 million and $12.2 million as of December 31, 2004 and 2003, respectively.

Phoenix Investment Partners Ltd., an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us for management of general account assets under this arrangement were $2.8 million, $2.8 million and $0.2 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to the affiliated investment advisors were $0.1 million and $1.5 million, as of December 31, 2004 and 2003, respectively. Variable product separate account fees were $1.2 million, $1.6 million and $2.0 million for 2004, 2003 and 2002, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our annuity contracts. Contracts may be purchased through registered representatives of our former affiliate, W.S. Griffith Securities, Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell our annuity contracts. We incurred commissions for contracts underwritten by PEPCO of $39.5 million, $36.2 million and $30.4 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to PEPCO were $2.7 million and $2.0 million as of December 31, 2004 and 2003, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. Commissions paid by Phoenix Life on our behalf were $28.9 million, $33.3 million and $26.1 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Phoenix Life were $0.9 million and $1.6 million as of December 31, 2004 and 2003, respectively.

Griffith, formerly an indirect wholly-owned subsidiary of The Phoenix Companies, sells and services certain of our non-participating life insurance products through its insurance agents. Concessions paid by us for products sold through Griffith were $0.1 million, $0.4 million and $1.0 million for the years ended December 31, 2004, 2003 and 2002, respectively. Amounts payable to Griffith were $0 and $36 thousand, as of December 31, 2004 and 2003, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.


7.       EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but to service expected to be conferred in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix

Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of The Phoenix Companies' affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


8.       OTHER COMPREHENSIVE INCOME

[begin italic] We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately. [end italic]

SOURCES OF OTHER COMPREHENSIVE INCOME:                                       YEAR ENDED DECEMBER 31,
($ amounts in millions)                      --------------------------------------------------------------------------------------
                                                         2004                         2003                         2002
                                             --------------------------------------------------------------------------------------
                                                 GROSS          NET            GROSS          NET          GROSS           NET
                                             ------------  -------------   ------------  ------------   ------------  -------------

Unrealized gains (losses) on
  investments.............................    $  (17,140)   $  (11,734)     $   (2,606)   $    8,959     $   62,083    $   15,995
Net realized investment losses on
  available-for-sale securities included
  in net income...........................        (4,720)       (3,068)         (9,843)       (6,398)         3,887         2,527
                                             ------------  -------------   ------------  ------------   ------------  -------------
Net unrealized investment gains...........       (21,860)      (14,802)        (12,449)        2,561         65,970        18,522
Net unrealized derivative instruments
  gains (losses)..........................          (517)         (336)           (516)         (335)         3,302         2,147
                                             ------------  -------------   ------------  ------------   ------------  -------------
Other comprehensive income (loss).........       (22,377)   $  (15,138)        (12,965)   $    2,226         69,272    $   20,669
                                             ------------  =============   ------------  ============   ------------  =============
Applicable deferred policy acquisition
  cost amortization.......................           912                       (16,390)                      37,474
Applicable deferred income taxes
  (benefit)...............................        (8,151)                        1,199                       11,129
                                             ------------                  ------------                 ------------
Offsets to other comprehensive income.....        (7,239)                      (15,191)                      48,603
                                             ------------                  ------------                 ------------
OTHER COMPREHENSIVE INCOME (LOSS).........    $  (15,138)                   $    2,226                   $   20,669
                                             ============                  ============                 ============

COMPONENTS OF ACCUMULATED                                                        AS OF DECEMBER 31,
OTHER COMPREHENSIVE INCOME:                              -------------------------------------------------------------------
($ amounts in thousands)                                               2004                              2003
                                                         --------------------------------   --------------------------------
                                                              GROSS             NET              GROSS             NET
                                                         ---------------  ---------------   ---------------  ---------------

Unrealized gains on investments......................     $     37,036     $      8,573      $     58,896     $     23,375
Unrealized gains on derivative instruments...........            1,757            1,143             2,274            1,479
                                                         ---------------  ---------------   ---------------  ---------------
Accumulated other comprehensive income...............           38,793     $      9,716            61,170     $     24,854
                                                         ---------------  ===============   ---------------  ===============
Applicable deferred policy acquisition costs.........           23,845                             22,933
Applicable deferred income taxes.....................            5,232                             13,383
                                                         ---------------                    ---------------
Offsets to other comprehensive income................           29,077                             36,316
                                                         ---------------                    ---------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............     $      9,716                       $     24,854
                                                         ===============                    ===============

9.   FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES                                       AS OF DECEMBER 31,
OF FINANCIAL INSTRUMENTS:                                -------------------------------------------------------------------
($ amounts in thousands)                                               2004                               2003
                                                         --------------------------------   --------------------------------
                                                            CARRYING           FAIR            CARRYING           FAIR
                                                             VALUE            VALUE             VALUE            VALUE
                                                         ---------------  ---------------   ---------------  ---------------

Cash and cash equivalents............................     $     39,598     $     39,598      $     80,972     $     80,972
Debt securities......................................        3,075,379        3,075,379         3,087,957        3,087,957
Equity securities....................................              261              261             8,687            8,687
Policy loans.........................................            2,486            2,486             1,753            1,753
                                                         ---------------  ---------------   ---------------  ---------------
FINANCIAL ASSETS.....................................     $  3,117,724     $  3,117,724      $  3,179,369     $  3,179,369
                                                         ===============  ===============   ===============  ===============

Investment contracts.................................     $  2,627,920     $  2,644,127      $  2,760,567     $  2,797,772
                                                         ---------------  ---------------   ---------------  ---------------
FINANCIAL LIABILITIES................................     $  2,627,501     $  2,643,708      $  2,760,567     $  2,797,772
                                                         ===============  ===============   ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

[begin italic] All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item. [end italic]

We recognized an after-tax gain (loss) of $(0.3) million, $(0.3) million and $2.1 million for the years ended December 31, 2004, 2003 and 2002 (reported as other comprehensive income in Statement of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. For the years 2004, 2003 and 2002, we reclassified after-tax gains of $0.3 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2004 and 2003.


10.      STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2004, 2003 and 2002. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits deferred tax assets based on admissibility tests.

STATUTORY FINANCIAL DATA:                                                      AS OF OR FOR THE YEAR ENDED DECEMBER 31,
($ amounts in thousands)                                                   -------------------------------------------------
                                                                                2004             2003             2002
                                                                           ---------------  ---------------  ---------------

Statutory capital and surplus..........................................     $    245,831     $    240,750     $    215,298
Asset valuation reserve................................................            7,370            1,249              508
                                                                           ---------------  ---------------  ---------------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE.................     $    253,201     $    241,999     $    215,806
                                                                           ===============  ===============  ===============
STATUTORY (LOSS) FROM OPERATIONS.......................................     $     (2,574)    $    (27,237)    $   (133,996)
                                                                           ===============  ===============  ===============
STATUTORY NET (LOSS)...................................................     $     (3,254)    $    (37,387)    $   (146,136)
                                                                           ===============  ===============  ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any 12-month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2005 without prior approval.

                                     PART C

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  Financial Statements

               The condensed financial information is included in Part A and the financial statements are included in Part B.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via Edgar on August 22, 2001.

               (2)  Not Applicable.

               (3)  Distribution of Policies

                    (a) Master Service and Distribution Compliance Agreement
                        between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No. 033-87376) Post-Effective Amendment No. 17, filed via Edgar on April 30, 2002.

                    (b) Form of Broker Dealer Supervisory and Service Agreement
                        between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sales of Contracts is filed herewith.

               (4)  (a) Form of Variable Annuity Contract (Form No. I605) is
                        incorporated by reference to Registrant's Pre-Effective Amendment No. 7 (File No. 333-48140), filed via Edgar on February 19, 2004.

                    (b) Form of Guaranteed Minimum Payment Rider (Form No.
                        IR30), filed herewith.

                (5) Form of Application (Form No. OL4053.1) is incorporated by reference to Registrant's Pre-Effective Amendment No. 7 (File No. 333-48140), filed via Edgar on February 19, 2004.

               (6)  (a) Amended and Restated Certificate of Incorporation of PHL
                        Variable Insurance Company is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via Edgar on August 22, 2001.

                    (b) Amended and Restated By-Laws of PHL Variable Insurance
                        Company as amended and restated effective May 16, 2002 filed via Edgar with Post-Effective Amendment No. 8 (File No. 333-48140) on April 30, 2004.

               (7)  Not Applicable.

               (8)  Not Applicable.

               (9) Written Opinion and Consent of Joseph P. DeCresce, Esq., filed herewith.

               (10) (a) Consent of PricewaterhouseCoopers LLP, filed herewith.

                    (b) Consent of Brian A. Giantonio, Esq., filed herewith.

               (11) Representation Letter regarding Separate Account Financial
                    Statements of Phoenix Life Insurance Company, et al is filed herewith.

               (12) Not Applicable.

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

NAME                                    POSITION
----                                    --------
Michael E. Haylon*                      Director, Executive Vice President and Chief Financial Officer
Robert E. Primmer*                      Director and Senior Vice President
John H. Beers*                          Vice President and Secretary
Katherine P. Cody*                      Vice President and Treasurer
Nancy J. Engberg*                       Vice President and Chief Compliance Officer
Philip K. Polkinghorn*                  President
Tracy L. Rich*                          Executive Vice President and Assistant Secretary
James D. Wehr**                         Senior Vice President and Chief Investment Officer

*  The business address of this individual is One American Row, Hartford, CT
   06102
** The business address of this individual is 56 Prospect Street, Hartford, CT
   06115

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
 PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
 Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
 CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
 Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
 Company        NY                NY                NY                                                       Management Company
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
          |            |                                                                    |                       |
          |            ----------------------------------------------------------------------                       |
          |                                                                       |                                 |
          |------------------------------------------------                       |                                 |
          |                       |                       |                       |                                 |
 -----------------------   --------------------   ---------------------    -----------------                        |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
 Variable                  Insurance              Annuity                  Edge Series                              |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
 DE Registered             CT 100%                CT 100%                  MA                                       |
 Investment Advisor                                                        Mutual Fund                              |
 -----------------------   --------------------   ---------------------    -----------------                        |
                                   |                      |                      |                                  |
           ------------------------|                      |                      |                     |----------------------|
           |                       |                      |                      |                     |                      |
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |            Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |            Planning            Investment
 Account (4 ++)            Universal Life         Variable                       |            Corporation (7,8)   Management
 CT                        Account (5 ++)         Universal Life                 |            CT 100%             Co.(8)
                           CT                     Account (6 ++)                 |            Broker/Dealer       IL Registered
                                                  CT                             |                                Investment Adviser
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
           |                       |                      |                      |                     |
           |                       |                      |----------------------|            -----------------
           |                       |                                             |            Phoenix
           -----------------------------------------------------------------------            Investment
                                                                                              Counsel, Inc. (8)
                                                                                              MA Registered
                                                                                              Investment Adviser
                                                                                              ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant

ITEM 27.  NUMBER OF CONTRACT OWNERS

    As of March 18, 2005 there were 156 qualified and 436 nonqualified contracts.

ITEM 28.  INDEMNIFICATION

    Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

    Article VI, Section 6.01. of the Bylaws of the Depositor (as amended and restated effective May 16, 2002) provides that: "Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, bylaw, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER.

        1.  Phoenix Equity Planning Corporation ("PEPCO")

            (a) PEPCO serves as the principal underwriter for the following entities:

                PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, PHL Variable Separate Account MVA1, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Life and Annuity Variable Universal Life Account, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix Partner Select Funds, Phoenix Portfolios, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Allocation Fund, and Phoenix Strategic Equity Series Fund.

            (b) Directors and Executive Officers of PEPCO.

                NAME                         POSITION
                ----                         --------
                Daniel T. Geraci*            Director, Chairman of the Board and Chief Sales & Marketing Officer
                Michael E. Haylon*           Director
                James D. Wehr**              Director
                Nancy J. Engberg*            Vice President, Chief Compliance Officer and Anti-Money Laundering Officer
                John H. Beers*               Vice President and Secretary
                Glenn H. Pease**             Vice President, Finance and Treasurer
                John F. Sharry**             President, Sales
                Francis G. Waltman**         Senior Vice President and Chief Administrative Officer

                * The business address of this individual is One American Row, Hartford, CT 06102
                ** The business address of this individual is 56 Prospect
                   Street, Hartford, CT 06115

            (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, Connecticut 06102.

ITEM 31.  MANAGEMENT SERVICES.

    Not applicable.

ITEM 32.  UNDERTAKINGS.

    Not applicable.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 22nd day of April, 2005.

                                            PHL VARIABLE INSURANCE COMPANY

                                            By:  _______________________________

                                                 * Philip K. Polkinghorn
                                                 President

                                            PHL VARIABLE ACCUMULATION ACCOUNT

                                            By:  _______________________________

                                                 * Philip K. Polkinghorn
                                                 President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

       SIGNATURE                              TITLE
       ---------                              -----


____________________________                  Director, Executive Vice
*Michael E. Haylon                            President and Chief Financial
                                              Officer

____________________________                  Director and Senior Vice President
*Robert E. Primmer

____________________________                  President
*Philip K. Polkinghorn


By:/s/ John H. Beers
   -----------------
*John H. Beers, as Attorney-in-Fact pursuant to Powers of Attorney, on file with the Depositor.
April 22, 2005


                                      S-1